                           VARIABLE ANNUITY ACCOUNT B

                     ING LIFE INSURANCE AND ANNUITY COMPANY

                          SUPPLEMENT DATED MAY 1, 2002
      TO THE PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY DATED MAY 1, 2002

 GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION
                                     PLANS
  PRODUCERS' DEFERRED COMPENSATION PLAN AND PRODUCERS' INCENTIVE SAVINGS PLAN

This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of ING Life Insurance Company and ING Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the contract. The Company will not deduct a maintenance fee or an early withdrawal charge under the contract. See "Fees."

XCS.75996-02AB                                                          May 2002

                           VARIABLE ANNUITY ACCOUNT B

                     ING LIFE INSURANCE AND ANNUITY COMPANY

                          SUPPLEMENT DATED MAY 1, 2002
      TO THE PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY DATED MAY 1, 2002

 GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION
                                     PLANS

The following is a negotiated provision regarding the early withdrawal charge applicable to the participants of the American Chamber of Commerce Executives Deferred Compensation Plan. See "Fees."

In addition to the applicable reasons listed in this Prospectus, an early withdrawal charge is not deducted for any Account Value which is withdrawn due to the Participant's separation from service.

XCS.75996-02CC                                                          May 2002

                            PROSPECTUS - MAY 1, 2002
--------------------------------------------------------------------------------

THE CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company) (formerly known as Aetna Life Insurance and Annuity Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts were formerly sold as both group contracts and employer-owned individual contracts.

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

THE FUNDS
ING VP Ascent Portfolio (Class R Shares)(1)
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)
ING VP Bond Portfolio (Class R Shares)(1)
ING VP Crossroads Portfolio (Class R Shares)(1)
ING VP Growth Portfolio (Class R Shares)(1)
ING VP Growth and Income Portfolio (Class R Shares)(1)
ING VP Index Plus LargeCap Portfolio (Class R Shares)(1)
ING VP Index Plus MidCap Portfolio (Class R Shares)(1)
ING VP Index Plus SmallCap Portfolio (Class R Shares)(1)
ING VP International Equity Portfolio (Class R Shares)(1)
ING VP Legacy Portfolio (Class R Shares)(1)
ING VP Money Market Portfolio (Class R Shares)(1)
ING VP Small Company Portfolio (Class R Shares)(1)
ING VP Technology Portfolio (Class R Shares)(1)
ING VP Value Opportunity Portfolio (Class R Shares)(1)
ING VP Natural Resources Trust(1)(2)
ING VP Growth Opportunities Portfolio (Class R Shares)(1)
ING VP International Value Portfolio (Class R Shares)(1)
ING VP MagnaCap Portfolio (Class R Shares)(1)
ING VP MidCap Opportunities Portfolio (Class R Shares)(1)
ING VP SmallCap Opportunities Portfolio (Class R Shares)(1)
THE FUNDS (CONTINUED)
ING Alger Aggressive Growth Portfolio (Service Class)(1)
ING Alger Growth Portfolio (Service Class)(1)
ING American Century Small Cap Value Portfolio (Service Class)
ING Baron Small Cap Growth Portfolio (Service Class)
ING DSI Enhanced Index Portfolio (Service Class)(1)
ING Goldman Sachs-Registered Trademark- Capital Growth Portfolio (Service Class)(1)(3)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING MFS Capital Opportunities Portfolio (Initial Class)(1)
ING MFS Emerging Equities Portfolio (Initial Class)(1)
ING MFS Global Growth Portfolio (Service Class)
ING MFS Research Portfolio (Initial Class)(1)
ING OpCap Balanced Value Portfolio (Service Class)(1)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Capital Portfolio (Service Class)(1)
ING Salomon Brothers Investors Value Portfolio (Service Class)(1)
ING Scudder International Growth Portfolio (Initial Class)(1)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)(1)
ING UBS Tactical Asset Allocation Portfolio (Service Class)(1)
ING Van Kampen Comstock Portfolio (Service Class)
THE FUNDS (CONTINUED)
AIM V.I. Capital Appreciation Fund (Series I Shares)
AIM V.I. Core Equity Fund (Series I Shares)(1)
AIM V.I. Growth Fund (Series I Shares)
AIM V.I. Premier Equity Fund (Series I Shares)(1)
Calvert Social Balanced Portfolio
Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark- Portfolio (Initial Class)
Fidelity-Registered Trademark- VIP Equity-Income Portfolio (Initial Class) Fidelity-Registered Trademark- VIP Growth Portfolio (Initial Class) Fidelity-Registered Trademark- VIP Overseas Portfolio (Initial Class) Franklin Small Cap Value Securities Fund (Class 2 Shares)(1)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Flexible Income Portfolio (Institutional Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Growth and Income Portfolio (Class VC Shares)
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity Income VCT Portfolio (Class I Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)

------------------------
(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix IV--Fund Descriptions on page 48 for a complete list of former and current fund names.
(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.
(3) Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

--------------------------------------------------------------------------------

                                     [SIDE NOTE]
                                    [END SIDE NOTE]

                                    VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

                                    RISKS ASSOCIATED WITH INVESTING IN THE
                                    FUNDS. Information about the risks of
                                    investing in the funds is located in the "Investment Option" section of this prospectus at page 13 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectus, and retain the prospectus for future reference.

                                    GETTING ADDITIONAL INFORMATION. You may
                                    obtain the May 1, 2002, Statement of
                                    Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing
                                    publicinfo@sec.gov or by writing to SEC
                                    Public Reference Room, 450 Fifth Street,
                                    N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 42 of this prospectus. The SAI is incorporated into this prospectus by reference.

                                    ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this Prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

                                    FIXED INTEREST OPTIONS.

                                    -- Guaranteed Accumulation Account
                                    -- Fixed Plus Account
                                    -- Fixed Account

                                    Except as specifically mentioned, this
                                    prospectus describes only the variable
                                    investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

                               TABLE OF CONTENTS

  CONTRACT OVERVIEW...............................      4
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order
  (sidebar)
  Who's Who
  The Contract and Your Retirement Plan
  Contract Rights
  Contract Facts
  CONTRACT PHASES: THE ACCUMULATION PHASE, THE
  INCOME PHASE....................................      6
FEE TABLE.........................................      7
CONDENSED FINANCIAL INFORMATION...................     13
INVESTMENT OPTIONS................................     13
TRANSFERS.........................................     15
CONTRACT PURCHASE AND PARTICIPATION...............     16
CONTRACT OWNERSHIP AND RIGHTS.....................     18
RIGHT TO CANCEL...................................     18
FEES..............................................     19
YOUR ACCOUNT VALUE................................     23
WITHDRAWALS.......................................     26
SYSTEMATIC DISTRIBUTION OPTIONS...................     27
DEATH BENEFIT.....................................     28
THE INCOME PHASE..................................     29
TAXATION..........................................     33
OTHER TOPICS......................................     37
The Company - Variable Annuity Account B - Performance
Reporting - Voting Rights - Contract Distribution -
Contract Modification - Legal Matters and Proceedings -
Payment Delay or Suspension - Transfer of Ownership;
Assignment - Intent to Confirm Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION.......................................     42
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT......     43
APPENDIX II - FIXED ACCOUNT.......................     45
APPENDIX III - FIXED PLUS ACCOUNT.................     46
APPENDIX IV - FUND DESCRIPTIONS...................     48
APPENDIX V - CONDENSED FINANCIAL INFORMATION......     63

[SIDE NOTE]
QUESTIONS: CONTACTING THE COMPANY. Contact your local representative or write or call our Home Office:
ING
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon written requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

YOU (THE PARTICIPANT): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

PLAN SPONSOR: The sponsor of your retirement plan. Generally, your employer.

CONTRACT HOLDER: The person or entity to whom we issue the contract. Generally, the plan sponsor.

WE (THE COMPANY): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation".

                     THE CONTRACT AND YOUR RETIREMENT PLAN
-------------------------------------------------------------------

RETIREMENT PLAN (PLAN): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

PLAN TYPE. We refer to plans in this prospectus as 457 plans or non-section 457 plans. For a description of each. See "Taxation--Your Retirement Plan".

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase and Participation."

                                CONTRACT RIGHTS
-------------------------------------------------------------------

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.

FOR EXAMPLE: The contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see "Contract Ownership and Rights".

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). See "Right To Cancel".

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase".

WITHDRAWALS: During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation".

SYSTEMATIC DISTRIBUTION OPTIONS: If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options".

FEES: Certain fees are deducted from your account value. See "Fee Table" and "Fees".

TAXATION: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g., 457 plans) also defer payment of taxes on earnings until they are withdrawn (or otherwise made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation".

                                CONTRACT PHASES
-------------------------------------------------------------------

I. ACCUMULATION PHASE (accumulating retirement benefits)

STEP 1: You or the contract holder provide the Company with your completed enrollment materials. The contract holder directs us to set up an account for you.

STEP 2: The contract holder, or
you if permitted by your plan,
directs us to invest your
account dollars in any of the:
(a)  Fixed Interest Options;
     and/or
(b)  Variable Investment
     Options. (The variable
     investment
    options are the
    subaccounts of Variable
     Annuity Account B. Each
     one invests in a specific
     mutual fund.)

STEP 3: The
subaccount(s) selected
purchases shares of its
corresponding fund.

                               Payments to Your Account
                                        Step 1
                       ING Life Insurance and Annuity Company
          (a)                   Step 2                              (b)
 Fixed Interest Options                    VARIABLE ANNUITY ACCOUNT B
                                           Variable Investment Options
                                                 THE SUBACCOUNTS
                                   A                    B                  ETC.
                                           Step 3
                             Mutual Fund A        Mutual Fund B


II. THE INCOME PHASE

The contract offers several payment options. See "The Income Phase". In general, you may:

-- Receive income phase payments over a lifetime or for a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an option that provides a death benefit to beneficiaries; or

-- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees;
-- Maximum Fees Deducted from the Subaccounts;
-- Fees Deducted by the Funds; and
-- Examples of Fee Deductions.
ALSO SEE THE "FEES" SECTION FOR:
-- Early Withdrawal Charge Schedules;
-- How, When and Why Fees are Deducted;
-- Reduction, Waiver and/or Elimination of Certain Fees;
-- Premium and Other Taxes; and
-- Charges for ING GET Fund.
SEE "THE INCOME PHASE" FOR:
-- Fees during the income phase.
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE. (As a percentage of the amount withdrawn)

                       EARLY WITHDRAWAL CHARGE SCHEDULES

INSTALLMENT PURCHASE PAYMENT ACCOUNTS            SINGLE PURCHASE PAYMENT ACCOUNTS
Purchase Payment              Early Withdrawal     Account Years         Early Withdrawal
Periods Completed                  Charge            Completed                Charge
---------------------         -----------------  -----------------       -----------------
Fewer than 5                         5%          Fewer than 5                   5%
5 or more but fewer                              5 or more but
than 7                               4%          fewer than 6                   4%
7 or more but fewer                              6 or more but
than 9                               3%          fewer than 7                   3%
9 or more but fewer                              7 or more but
than 10                              2%          fewer than 8                   2%
                                                 8 or more but
10 or more                           0%          fewer than 9                   1%
                                                 9 or more                      0%

ANNUAL MAINTENANCE FEE
INSTALLMENT PURCHASE PAYMENT ACCOUNTS.............  $20.00(1)
SINGLE PURCHASE PAYMENT ACCOUNTS..................  $0.00

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS
(Daily deductions equal to the given percentage on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE.................  1.25%(1)
ADMINISTRATIVE EXPENSE CHARGE.....................  0.25%(2)
                                                    ----
TOTAL SEPARATE ACCOUNT EXPENSES...................  1.50%
                                                    ====

------------------------

1 These charges may be waived, reduced or eliminated in certain circumstances. See "Fees".
2    We only impose this charge under some contracts. See "Fees".

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2001.

                                  FUND EXPENSE TABLE(1)
                                                           TOTAL     FEES AND   TOTAL NET
                           MANAGEMENT                       FUND     EXPENSES     FUND
                           (ADVISORY)   12B-1    OTHER     ANNUAL   WAIVED OR    ANNUAL
FUND NAME                     FEES       FEE    EXPENSES  EXPENSES  REIMBURSED  EXPENSES
---------                  ----------  -------  --------  --------  ----------  ---------
ING VP Ascent Portfolio
  (Class R Shares)(2)          0.60%      --      0.14%     0.74%         --       0.74%
ING VP Balanced
  Portfolio, Inc.
  (Class R Shares)(2)          0.50%      --      0.09%     0.59%         --       0.59%
ING VP Bond
  Portfolio(Class R
  Shares)(2)                   0.40%      --      0.10%     0.50%         --       0.50%
ING VP Crossroads
  Portfolio (Class R
  Shares)(2)                   0.60%      --      0.14%     0.74%       0.04%      0.70%
ING VP Growth Portfolio
  (Class R Shares)(2)          0.60%      --      0.10%     0.70%         --       0.70%
ING VP Growth and Income
  Portfolio (Class R
  Shares)(2)                   0.50%      --      0.09%     0.59%         --       0.59%
ING VP Index Plus
  LargeCap Portfolio
  (Class R Shares)(2)          0.35%      --      0.10%     0.45%         --       0.45%
ING VP Index Plus MidCap
  Portfolio (Class R
  Shares)(2)                   0.40%      --      0.15%     0.55%         --       0.55%
ING VP Index Plus
  SmallCap Portfolio
  (Class R Shares)(2)          0.40%      --      0.31%     0.71%       0.11%      0.60%
ING VP International
  Equity Portfolio
  (Class R Shares)(2)          0.85%      --      0.41%     1.26%       0.11%      1.15%
ING VP Legacy Portfolio
  (Class R Shares)(2)          0.60%      --      0.16%     0.76%       0.11%      0.65%
ING VP Money Market
  Portfolio (Class R
  Shares)(2)                   0.25%      --      0.09%     0.34%         --       0.34%
ING VP Small Company
  Portfolio (Class R
  Shares)(2)                   0.75%      --      0.11%     0.86%         --       0.86%
ING VP Technology
  Portfolio (Class R
  Shares)(2)                   0.95%      --      0.16%     1.11%         --       1.11%
ING VP Value Opportunity
  Portfolio (Class R
  Shares)(2)                   0.60%      --      0.11%     0.71%         --       0.71%
ING VP Natural Resources
  Trust(3)                     1.00%      --      0.35%     1.35%         --       1.35%
ING VP Growth
  Opportunities Portfolio
  (Class R Shares)(3)          0.75%      --      1.07%     1.82%       0.92%      0.90%
ING VP International
  Value Portfolio
  (Class R Shares)(3)          1.00%      --      0.53%     1.53%       0.53%      1.00%
ING VP MagnaCap Portfolio
  (Class R Shares)(3)          0.75%      --      1.47%     2.22%       1.32%      0.90%
ING VP MidCap
  Opportunities Portfolio
  (Class R Shares)(3)          0.75%      --      1.91%     2.66%       1.76%      0.90%
ING VP SmallCap
  Opportunities Portfolio
  (Class R Shares)(3)          0.75%      --      0.40%     1.15%       0.25%      0.90%
ING Alger Aggressive
  Growth Portfolio
  (Service Class)(4)           0.85%      --      0.45%     1.30%         --       1.30%
ING Alger Growth
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%     1.25%         --       1.25%
ING American Century
  Small Cap Value
  Portfolio (Service
  Class)(4)                    1.00%      --      0.65%     1.65%         --       1.65%
ING Baron Small Cap
  Growth Portfolio
  (Service Class)(4)           0.85%      --      0.65%     1.50%         --       1.50%
ING DSI Enhanced Index
  Portfolio (Service
  Class)(4)                    0.60%      --      0.45%     1.05%         --       1.05%
ING Goldman
  Sachs-Registered
  Trademark- Capital
  Growth Portfolio
  (Service Class)(4)           0.85%      --      0.45%     1.30%         --       1.30%
ING JPMorgan Mid Cap
  Value Portfolio
  (Service Class)(4)           0.75%      --      0.60%     1.35%         --       1.35%
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)              0.65%      --      0.25%     0.90%         --       0.90%
ING MFS Emerging Equities
  Portfolio (Initial
  Class)                       0.68%      --      0.13%     0.81%         --       0.81%
ING MFS Global Growth
  Portfolio (Service
  Class)(4)                    0.60%      --      0.85%     1.45%         --       1.45%
ING MFS Research
  Portfolio (Initial
  Class)                       0.70%      --      0.15%     0.85%         --       0.85%
ING OpCap Balanced Value
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%     1.25%         --       1.25%
ING PIMCO Total Return
  Portfolio (Service
  Class)(4)                    0.50%      --      0.60%     1.10%         --       1.10%
ING Salomon Brothers
  Capital Portfolio
  (Service Class)(4)           0.90%      --      0.45%     1.35%         --       1.35%
ING Salomon Brothers
  Investors Value
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%     1.25%         --       1.25%
ING Scudder International
  Growth Portfolio
  (Initial Class)              0.80%      --      0.20%     1.00%         --       1.00%

                                  FUND EXPENSE TABLE(1)
                                                           TOTAL     FEES AND   TOTAL NET
                           MANAGEMENT                       FUND     EXPENSES     FUND
                           (ADVISORY)   12B-1    OTHER     ANNUAL   WAIVED OR    ANNUAL
FUND NAME                     FEES       FEE    EXPENSES  EXPENSES  REIMBURSED  EXPENSES
---------                  ----------  -------  --------  --------  ----------  ---------
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)              0.60%      --      0.15%     0.75%         --       0.75%
ING UBS Tactical Asset
  Allocation Portfolio
  (Service Class)(4)           0.90%      --      0.45%     1.35%         --       1.35%
ING Van Kampen Comstock
  Portfolio (Service
  Class)(4)                    0.60%      --      0.60%     1.20%         --       1.20%
AIM V.I. Capital
  Appreciation Fund
  (Series I Shares)(5)         0.61%      --      0.24%     0.85%         --       0.85%
AIM V.I. Core Equity Fund
  (Series I Shares)(5)         0.61%      --      0.21%     0.82%         --       0.82%
AIM V.I. Growth Fund
  (Series I Shares)(5)         0.62%      --      0.26%     0.88%         --       0.88%
AIM V.I. Premier Equity
  Fund (Series I
  Shares)(5)                   0.60%      --      0.25%     0.85%         --       0.85%
Calvert Social Balanced
  Portfolio(6)                 0.70%              0.18%     0.88%         --       0.88%
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)(7)           0.58%      --      0.10%     0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)(7)           0.48%      --      0.10%     0.58%         --       0.58%
Fidelity-Registered
  Trademark- VIP Growth
  Portfolio (Initial
  Class)(7)                    0.58%      --      0.10%     0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP Overseas
  Portfolio (Initial
  Class)(7)                    0.73%      --      0.19%     0.92%         --       0.92%
Franklin Small Cap Value
  Securities Fund
  (Class 2 Shares)(8)          0.60%    0.25%     0.20%     1.05%         --       1.05%
Janus Aspen Aggressive
  Growth Portfolio
  (Institutional
  Shares)(9)                   0.65%      --      0.02%     0.67%         --       0.67%
Janus Aspen Balanced
  Portfolio
  (Institutional
  Shares)(9)                   0.65%      --      0.01%     0.66%         --       0.66%
Janus Aspen Flexible
  Income Portfolio
  (Institutional
  Shares)(9)                   0.64%      --      0.03%     0.67%         --       0.67%
Janus Aspen Growth
  Portfolio
  (Institutional
  Shares)(9)                   0.65%      --      0.01%     0.66%         --       0.66%
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional
  Shares)(9)                   0.65%      --      0.04%     0.69%         --       0.69%
Lord Abbett Growth and
  Income Portfolio
  (Class VC Shares)(10)        0.50%      --      0.47%     0.97%         --       0.97%
Lord Abbett Mid-Cap Value
  Portfolio (Class VC
  Shares)(11)                  0.75%      --      0.35%     1.10%         --       1.10%
Oppenheimer Global
  Securities Fund/VA           0.64%      --      0.06%     0.70%         --       0.70%
Oppenheimer Strategic
  Bond Fund/VA(12)             0.74%      --      0.05%     0.79%         --       0.79%
Pioneer Equity Income VCT
  Portfolio (Class I
  Shares)                      0.65%      --      0.10%     0.75%         --       0.75%
Pioneer Fund VCT
  Portfolio (Class I
  Shares)                      0.65%      --      0.09%     0.74%         --       0.74%
Pioneer Mid Cap Value VCT
  Portfolio (Class I
  Shares)                      0.65%      --      0.14%     0.79%         --       0.79%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees--Fund Expenses" for additional information.

(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.

(3) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For the Natural Resources Trust, the expense limit will continue through at least July 26, 2002. For the remaining ING VP portfolios, the expense limits will continue through at least October 31, 2002.

(4) Other Expenses shown in the above table are based on estimated amounts for the current fiscal year and include a Shareholder Services fee of 0.25%.

(5) Compensation to the Company for administrative or recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM Funds' assets are included in the "Other Expenses" column.

(6) "Management (Advisory) Fees" include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other Expenses" listed above reflect an indirect fee of 0.01% resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. A voluntary reduction of fees paid indirectly is not reflected in the above table. If this voluntary reduction was reflected, the amounts shown under "Other Expenses" and "Total Net Fund Annual Expenses" would be 0.17% and 0.87%, respectively.

(7) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(8) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. The Fund's manager had agreed in advance to make a reduction of 0.03% to its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The amounts shown under "Management (Advisory) Fees" and "Total Net Fund Annual Expenses" do not reflect this voluntary reduction of fees. If this reduction was reflected, the amounts shown under "Management (Advisory) Fees" and "Total Net Fund Annual Expenses" would be 0.57% and 1.02%, respectively.

(9) All expenses are shown without the effect of any expense offset arrangements.

(10) The Lord Abbett Growth and Income Portfolio has entered into an arrangement with its custodian pursuant to which any daily uninvested cash balances among the Portfolio's assets are used to reduce the Portfolio's custody fees. For the fiscal year ended December 31, 2001, this reduction was less than 0.01% of the Portfolio's average daily net assets. "Other Expenses" also includes 0.25% for a non 12b-1 service fee arrangement.

(11) The information in the chart above has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord, Abbett & Co. (Lord Abbett), the Portfolio's investment adviser, voluntarily waived a portion of its management fees of 0.75% of average daily net assets and voluntarily reimbursed a portion of the Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate of 0.35% of its average daily net assets. For the year 2001, "Fees and Expenses Waived or Reimbursed" for the Portfolio were 0.21%, and absent any waivers and reimbursements the "Total Fund Annual Expenses" for the Portfolio would have been 1.20%. For the year 2002, Lord Abbett does not intend to waive its management fees for the Portfolio but has contractually agreed to continue to reimburse a portion of the Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate of 0.35% of its average daily net assets. "Other Expenses" also includes 0.25% for a non 12b-1 service fee arrangement.

(12) OppenheimerFunds, Inc., will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

HYPOTHETICAL EXAMPLES

ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually and maintenance fee of $20 (converted to a percentage of assets equal to 0.024%). The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

                                                                                                EXAMPLE B
                                                         EXAMPLE A
 -- These examples are purely hypothetical.                                                     IF YOU LEAVE YOUR ENTIRE ACCOUNT
 -- They should not be considered a representation       IF YOU WITHDRAW YOUR ENTIRE            VALUE INVESTED OR IF YOU SELECT
    of past or future fees or expected returns.          ACCOUNT VALUE AT THE END OF THE        AN INCOME PHASE PAYMENT OPTION
 -- Actual fees and/or returns may be more or less       PERIODS SHOWN, YOU WOULD PAY THE       AT THE END OF THE PERIODS SHOWN,
    than those shown in these examples.                  FOLLOWING FEES, INCLUDING ANY          YOU WOULD PAY THE FOLLOWING FEES
                                                         APPLICABLE EARLY WITHDRAWAL            (NO EARLY WITHDRAWAL CHARGE IS
                                                         CHARGE ASSESSED:*                      REFLECTED):**

                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                           ------  -------  -------  --------  ------  -------  -------  --------
ING VP Ascent Portfolio
  (Class R Shares)          $74     $125     $178      $260     $23      $71     $121      $260
ING VP Balanced
  Portfolio, Inc.
  (Class R Shares)          $73     $121     $171      $245     $21      $66     $114      $245
ING VP Bond Portfolio
  (Class R Shares)          $72     $118     $167      $235     $21      $63     $109      $235
ING VP Crossroads
  Portfolio (Class R
  Shares)                   $74     $124     $177      $256     $23      $70     $119      $256
ING VP Growth Portfolio
  (Class R Shares)          $74     $124     $177      $256     $23      $70     $119      $256
ING VP Growth and Income
  Portfolio (Class R
  Shares)                   $73     $121     $171      $245     $21      $66     $114      $245
ING VP Index Plus
  LargeCap Portfolio
  (Class R Shares)          $72     $117     $164      $230     $20      $62     $106      $230
ING VP Index Plus MidCap
  Portfolio (Class R
  Shares)                   $73     $120     $169      $240     $21      $65     $112      $240
ING VP Index Plus
  SmallCap Portfolio
  (Class R Shares)          $73     $121     $172      $246     $22      $67     $114      $246
ING VP International
  Equity Portfolio
  (Class R Shares)          $78     $137     $198      $301     $27      $83     $142      $301
ING VP Legacy Portfolio
  (Class R Shares)          $73     $122     $174      $251     $22      $68     $117      $251
ING VP Money Market
  Portfolio (Class R
  Shares)                   $70     $113     $159      $218     $19      $59     $101      $218
ING VP Small Company
  Portfolio (Class R
  Shares)                   $75     $128     $184      $272     $24      $74     $127      $272
ING VP Technology
  Portfolio (Class R
  Shares)                   $78     $135     $196      $297     $27      $82     $140      $297
ING VP Value Opportunity
  Portfolio (Class R
  Shares)                   $74     $124     $177      $257     $23      $70     $120      $257
ING VP Natural Resources
  Trust                     $80     $142     $207      $320     $29      $89     $152      $320
ING VP Growth
  Opportunities Portfolio
  (Class R Shares)          $76     $130     $186      $276     $25      $76     $129      $276
ING VP International
  Value Portfolio
  (Class R Shares)          $77     $132     $191      $286     $26      $79     $134      $286
ING VP MagnaCap Portfolio
  (Class R Shares)          $76     $130     $186      $276     $25      $76     $129      $276
ING VP MidCap
  Opportunities Portfolio
  (Class R Shares)          $76     $130     $186      $276     $25      $76     $129      $276
ING VP SmallCap
  Opportunities Portfolio
  (Class R Shares)          $76     $130     $186      $276     $25      $76     $129      $276
ING Alger Aggressive
  Growth Portfolio
  (Service Class)           $80     $141     $205      $315     $29      $88     $149      $315
ING Alger Growth
  Portfolio (Service
  Class)                    $79     $139     $202      $310     $28      $86     $147      $310
ING American Century
  Small Cap Value
  Portfolio (Service
  Class)                    $83     $151     $221      $348     $32      $98     $166      $348
ING Baron Small Cap
  Growth Portfolio
  (Service Class)           $82     $146     $214      $334     $31      $93     $159      $334
ING DSI Enhanced Index
  Portfolio (Service
  Class)                    $77     $134     $193      $291     $26      $80     $137      $291
ING Goldman
  Sachs-Registered
  Trademark- Capital
  Growth Portfolio
  (Service Class)           $80     $141     $205      $315     $29      $88     $149      $315
ING JPMorgan Mid Cap
  Value Portfolio
  (Service Class)           $80     $142     $207      $320     $29      $89     $152      $320
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)           $76     $130     $186      $276     $25      $76     $129      $276
ING MFS Emerging Equities
  Portfolio (Initial
  Class)                    $75     $127     $182      $267     $24      $73     $125      $267
ING MFS Global Growth
  Portfolio (Service
  Class)                    $81     $145     $212      $329     $30      $92     $156      $329
ING MFS Research
  Portfolio (Initial
  Class)                    $75     $128     $184      $271     $24      $74     $127      $271

                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                           ------  -------  -------  --------  ------  -------  -------  --------
ING OpCap Balanced Value
  Portfolio (Service
  Class)                    $79     $139     $202      $310     $28      $86     $147      $310
ING PIMCO Total Return
  Portfolio (Service
  Class)                    $78     $135     $195      $296     $27      $82     $139      $296
ING Salomon Brothers
  Capital Portfolio
  (Service Class)           $80     $142     $207      $320     $29      $89     $152      $320
ING Salomon Brothers
  Investors Value
  Portfolio (Service
  Class)                    $79     $139     $202      $310     $28      $86     $147      $310
ING Scudder International
  Growth Portfolio
  (Initial Class)           $77     $132     $191      $286     $26      $79     $134      $286
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)           $74     $125     $179      $261     $23      $71     $122      $261
ING UBS Tactical Asset
  Allocation Portfolio
  (Service Class)           $80     $142     $207      $320     $29      $89     $152      $320
ING Van Kampen Comstock
  Portfolio (Service
  Class)                    $79     $138     $200      $306     $28      $85     $144      $306
AIM V.I. Capital
  Appreciation Fund
  (Series I Shares)         $75     $128     $184      $271     $24      $74     $127      $271
AIM V.I. Core Equity Fund
  (Series I Shares)         $75     $127     $182      $268     $24      $73     $125      $268
AIM V.I. Growth Fund
  (Series I Shares)         $76     $129     $185      $274     $24      $75     $128      $274
AIM V.I. Premier Equity
  Fund (Series I Shares)    $75     $128     $184      $271     $24      $74     $127      $271
Calvert Social Balanced
  Portfolio                 $76     $129     $185      $274     $24      $75     $128      $274
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)           $74     $123     $176      $254     $22      $69     $118      $254
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)           $73     $120     $171      $244     $21      $66     $113      $244
Fidelity-Registered
  Trademark- VIP Growth
  Portfolio (Initial
  Class)                    $74     $123     $176      $254     $22      $69     $118      $254
Fidelity-Registered
  Trademark- VIP Overseas
  Portfolio (Initial
  Class)                    $76     $130     $187      $278     $25      $76     $130      $278
Franklin Small Cap Value
  Securities Fund
  (Class 2 Shares)          $77     $134     $193      $291     $26      $80     $137      $291
Janus Aspen Aggressive
  Growth Portfolio
  (Institutional Shares)    $74     $123     $175      $253     $22      $69     $118      $253
Janus Aspen Balanced
  Portfolio
  (Institutional Shares)    $74     $123     $175      $252     $22      $68     $117      $252
Janus Aspen Flexible
  Income Portfolio
  (Institutional Shares)    $74     $123     $175      $253     $22      $69     $118      $253
Janus Aspen Growth
  Portfolio
  (Institutional Shares)    $74     $123     $175      $252     $22      $68     $117      $252
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional Shares)    $74     $124     $176      $255     $22      $69     $119      $255
Lord Abbett Growth and
  Income Portfolio
  (Class VC Shares)         $77     $132     $189      $283     $25      $78     $133      $283
Lord Abbett Mid-Cap Value
  Portfolio (Class VC
  Shares)                   $78     $135     $195      $296     $27      $82     $139      $296
Oppenheimer Global
  Securities Fund/VA        $74     $124     $177      $256     $23      $70     $119      $256
Oppenheimer Strategic
  Bond Fund/VA              $75     $126     $181      $265     $23      $72     $124      $265
Pioneer Equity Income VCT
  Portfolio (Class I
  Shares)                   $74     $125     $179      $261     $23      $71     $122      $261
Pioneer Fund VCT
  Portfolio (Class I
  Shares)                   $74     $125     $178      $260     $23      $71     $121      $260
Pioneer Mid Cap Value VCT
  Portfolio (Class I
  Shares)                   $75     $126     $181      $265     $23      $72     $124      $265

--------------------------

* This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** This example does not apply if during the income phase, a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

-- FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix IV.
   Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview--Questions" or by accessing the SEC's web site or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II, and III and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example: funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS. (MIXED AND SHARED FUNDING)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company

-- Mixed--bought for annuities and life insurance

POSSIBLE CONFLICTS OF INTEREST. With respect to the funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to the funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds which are involved in the conflict.

TRANSFERS
----------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer. The contracts may restrict how many transfers, if any, are allowed among options during the income phase.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the ING VP Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

(1) Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code Section 457 (457 Plans);
(2) Tax-exempt organizations for deferrals not subject to Tax Code Section 457;
    or
(3) Taxable organizations.

The types of plans described in (2) and (3) above are referred to as non-
section 457 plans.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative, taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT.

(1) The contract holder submits the required forms and application to the Company.
(2) We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The following purchase payment methods are available:

-- Continuous payments over time into an installment purchase payment account.
   Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25.

-- Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457 plan, the Tax Code places limits on how much of your compensation may be deferred annually. See "Taxation" for further information.

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options and Transfers".

TRANSFER CREDITS. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation".

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

1. Long-Term Investment--This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4. Exchanges--If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer's general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer's general assets.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? The contract holder, usually your employer, holds all rights under the contract. The contract holder's plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

REFUNDS TO CONTRACT HOLDERS. We will produce a refund to the contract holder not later than seven days after we receive the contract and the written notice of cancellation at our Home Office. The refund will equal amounts contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

[SIDE NOTE]
TYPES OF FEES
There are three types of fees your account may incur:
-- Maximum Transaction Fees
   - Early Withdrawal Charge
   - Annual Maintenance Fee
-- Maximum Fees Deducted from the Subaccounts
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-- Fund Expenses
-- Premium and Other Taxes
-- Charges for ING GET Fund
TERMS TO UNDERSTAND
IN SCHEDULES
-- Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.
-- Purchase Payment Period (for installment purchase payments)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 purchase payments are made. If only 11 purchase payments are made, the payment period is not completed until the twelfth purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

I. MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

AMOUNT. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.5% of your total purchase payments to your account.

                       EARLY WITHDRAWAL CHARGE SCHEDULES

INSTALLMENT PURCHASE PAYMENT ACCOUNTS            SINGLE PURCHASE PAYMENT ACCOUNTS
Purchase Payment              Early Withdrawal     Account Years         Early Withdrawal
Periods Completed                  Charge            Completed                Charge
---------------------         -----------------  -----------------       -----------------
Fewer than 5                         5%          Fewer than 5                   5%
5 or more but fewer                              5 or more but
than 7                               4%          fewer than 6                   4%
7 or more but fewer                              6 or more but
than 9                               3%          fewer than 7                   3%
9 or more but fewer                              7 or more but
than 10                              2%          fewer than 8                   2%
                                                 8 or more but
10 or more                           0%          fewer than 9                   1%
                                                 9 or more                      0%

WAIVER. The early withdrawal charge is waived for portions of a withdrawal that are:

-- Used to provide payments to you during the income phase;

-- Paid because of your death before income phase payments begin;

-- Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months (if the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to be eligible for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract);

-- Taken because of the election of a systematic distribution option (if available under your contract), See "Systematic Distribution Options";

-- Taken when you are 59 1/2 or older, have an installment purchase payment account and have completed at least nine purchase payment periods;

-- Taken on or after the tenth anniversary of the effective date of the account;

-- For 457 plans only, withdrawn due to a hardship resulting from an unforseeable emergency as defined by the Tax Code, and regulations thereunder; or

-- For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service with your current employer (not including a severance of employment due to a merger, liquidation, consolidation or other employer transaction).

REDUCTION, WAIVER OR ELIMINATION. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

-- The number of participants under the plan;

-- The expected level of assets or cash flow under the plan;

-- Our agent's involvement in sales activities;

-- Our sales-related expenses;

-- Distribution provisions under the plan;

-- The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

-- The level of employer involvement in determining eligibility for distributions under the contract; and

-- Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

MAINTENANCE FEE

MAXIMUM AMOUNT. $20.00 (This fee only applies to installment purchase payment accounts.)

WHEN/HOW. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options.

PURPOSE. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

REDUCTION, WAIVER OR ELIMINATION. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

-- The size, type and nature of the group for which a contract is issued;

-- The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

-- The number of eligible participants and the program's participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

II. MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.25% annually of your account value invested in the subaccount.

WHEN/HOW. This fee is deducted daily from the subaccount. We do not deduct this from any fixed interest option. This fee is assessed during the accumulation phase and the income phase. See "The Income Phase -- Fees Deducted."

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

-- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

-- The size of the prospective group, projected annual number of eligible participants and the program's participation rate, or the number of participants estimated to choose the contract;

-- The frequency, consistency and method of submitting payments;

-- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-- The projected frequency of distributions; and

-- The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25% annually of your account value invested in the subaccount.

WHEN/HOW. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

The administrative expense charge is not imposed on all contracts:

-- We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.

-- For contracts not in the above category, beginning on April 4, 1997 we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996 where the number of participants was less than 30 as of November 30, 1996 and the contract holder had chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.

-- We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.

-- We do not currently deduct an administrative expense charge during the income phase for any contracts.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

III. FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives additional compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2001, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees, see Fee Table. The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment advisor and operating expenses.

IV. PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation".

V. CHARGES FOR ING GET FUND

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date

-- Less any deductions from the fixed interest options (e.g., withdrawals, fees)

-- Plus the current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value, as described below," for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The "net investment factor" measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation, minus

-- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with anyfederal income tax liability offset by foreign tax credits to the extent allowed)

-- Divided by the total value of the subaccount units at the preceding valuation

-- Less a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guarantee charges for the ING GET Fund). See "Fees".

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.


STEP 1: An Investor contributes
$5,000.

STEP 2:

A. He directs us to invest $3,000 in
   Fund A. His dollars purchase 300
   accumulation units of Subaccount A
   ($3,000 divided by the current $10
   AUV).

B. He directs us to invest $2,000 in
   Fund B. His dollars purchase 80
   accumulation units of Subaccount B
   ($2,000 divided by the current $25
   AUV).

STEP 3: The separate account then
purchases shares of the applicable
funds at the current market value (net
asset value or NAV).

                            $5,000 contribution
                                   STEP 1
                   ING Life Insurance and Annuity Company
                                   STEP 2
                         VARIABLE ANNUITY ACCOUNT B
      Subaccount A              Subaccount B                  Etc.
 300 accumulation units    80 accumulation units
                      STEP 3
         Fund A                    Fund B

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge. See "Fees--Early Withdrawal Charge"
-- Maintenance Fee. See "Fees--Maintenance Fee"
-- Market Value Adjustment. See "Appendix I"
-- Tax Penalty. See "Taxation"
-- Tax Withholding. See "Taxation"
To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."
[END SIDE NOTE]

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day (normally at 4:00 p.m. Eastern Time). The value of subaccounts may vary day to day.

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan must:

-- Select the Withdrawal Amount;
   1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
   2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.
      For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

-- Select Investment Option (if this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value); and
-- Properly complete a disbursement form and submit it to our Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or

(2) on such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
If available under your contract, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply. [END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company.

The Systematic Distribution Options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.
   Under ECO, we calculate the minimum distribution amount required by law, generally at age 70 1/2 , and pay you that amount once a year. ECO is available under 457 plans only.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional Systematic
   Distribution Options from time to time. You may obtain additional information relating to any of the Systematic Distribution Options from your local representative or from our Home Office.

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or change the terms of future elections.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a Systematic Distribution Option is elected, the contract holder may revoke it at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, nor may any other Systematic Distribution Option be elected.

TAXATION. Taking a withdrawal through a Systematic Distribution Option or revocation of election of a Systematic Distribution Option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

[SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase". [END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS.

1. Following your death, the contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:

-- Lump-sum payment;

-- Payment in accordance with any of the available income phase payment options
   (see "The Income Phase--Payment Options"); and

-- If the plan beneficiary is your spouse, payment in accordance with an available Systematic Distribution Option. See "Systematic Distribution Options".

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leaving your account value invested in the contract; or

-- Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options".

THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account (GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving payments, the contract holder or you, if permitted by the plan, must notify us in writing of the following:

-- Start date;

-- Income Phase Payment option (see the income phase payment options table in this section);

-- Income Phase Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable payments;

-- Selection of an assumed net investment rate (only if variable payments are elected); and

-- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENT AMOUNTS? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payment amounts do not vary over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.

PAYMENTS FROM THE FIXED PLUS ACCOUNT. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If a 3 1/2% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions".

REQUIRED MINIMUM PAYMENT AMOUNTS. The income phase payment option selected must meet the minimum stated in the contract:

-- A first income phase payment of at least $20; or

-- Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

FEES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request in good order at our Home Office.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation".

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

---------------------------------------------------------------------------------------
                         LIFETIME INCOME PHASE PAYMENT OPTIONS
                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
Life Income                annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for a choice of 5-20 years or as
                           otherwise specified in the contract.
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Life Income--              dies before we have made all the guaranteed payments, we
Guaranteed Payments        will continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (a) This option allows a choice of 100%, 66 2/3% or 50% of
Life Income--Two           the payment to continue to the surviving annuitant after the
Lives                      first death; or
                           (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: All Payments end after the deaths of
                           both annuitants.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the contract.
                           CONTINUING PAYMENTS: 100% of the payment to continue to the
Life Income--Two           surviving annuitant after the first death.
Lives--Guaranteed          DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
Payments                   annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the
                           contract holder, the beneficiary may elect to receive a
                           lump-sum payment equal to the present value of the remaining guaranteed payments.
---------------------------------------------------------------------------------------
Life Income--Cash          LENGTH OF PAYMENTS: For as long as the annuitant lives.
Refund Option              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
(limited                   annuitant's death, we will pay a lump-sum payment equal to
Availability--             the amount originally applied to the income phase payment
fixed Payment              option (less any premium tax) and less the total amount of
only)                      fixed income phase payments paid.
---------------------------------------------------------------------------------------
Life Income--Two           LENGTH OF PAYMENTS: For as long as either annuitant lives.
Lives--Cash                CONTINUING PAYMENT: 100% of the payment to continue after
Refund Option              the first death.
(limited                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
availability--fixed        annuitants die, we will pay a lump- sum payment equal to the
payment only)              amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
---------------------------------------------------------------------------------------

                                              Table continued -->

Income phase payment options continued

                       NONLIFETIME INCOME PHASE PAYMENT OPTIONS
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: Payments generally may be fixed or
                           variable and may be made for 3-30 years. However, for
                           amounts held in the Fixed Plus Account during the
                           accumulation phase, the payment must be on a fixed basis and must be for at least 5 years. In certain cases a lump-sum
Nonlifetime--              payment may be requested at any time (see below).
Guaranteed                 DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: If the annuitant
Payments                   dies before we make all the guaranteed payments, we will
                           continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments. We will not impose any early withdrawal charge.
---------------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional purchase payments are made.
See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Home
Office.
CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).
---------------------------------------------------------------------------------------

[SIDE NOTE]
IN THIS SECTION
I. Introduction
II. Your Retirement Plan
III. Withdrawals and other
   Distributions
   - Taxation of Distributions
   - Taxation of Death Benefit Proceeds
   - Withholding for Federal Income Tax Liability
IV. Minimum Distribution
   Requirements
   - Contribution and Distribution Limits
   - Restrictions on Distributions
   - 415(m) Arrangements
   - Bona Fide Severance Pay Plans
V. Taxation of the Company
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

I. INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.

II. YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

PLAN TYPES. The contract is designed for use with deferred compensation plans that qualify under Tax Code section 457 or non-section 457 deferred compensation plans. Tax Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account. A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is grandfathered and not subject to 457 rules, or a deferred compensation plan of a for-profit employer. The contract may also be used with Tax Code section
415(m) arrangements.

You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a designated beneficiary). Tax qualified arrangements under Tax Code section 457 and other types of deferred compensation arrangements also generally defer payment of taxes of earnings until they are withdrawn (or otherwise made available to you or a designated beneficiary), (see "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the plan are taxed). When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement.

However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

THE CONTRACT AND RETIREMENT PLANS. We make this contract available to plans subject to Tax Code section 457 only if a non-governmental tax exempt employer sponsors the plan. Under such plans, as well as non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remains solely the property and rights of the employer and is subject to the claims of the employer's general creditors. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, transfers and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

457(B) PLANS. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your designated beneficiary.

457(F) PLANS. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

NON-SECTION 457 DEFERRED COMPENSATION PLANS. Compensation deferred under a non-section 457 deferred compensation plan is includible in gross income in the first year when paid or otherwise made available to you or your designated beneficiary.

TAXATION OF DEATH BENEFIT PROCEEDS

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. All distributions, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

NON-RESIDENT ALIENS. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.
Section 1441 does not apply to participants in 457(b) plans sponsored by tax-exempt, non-governmental employers or 457(f) plans.

IV. MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements only apply to 457(b) plans. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   and/or

-- Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your designated beneficiary, or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. The following only applies to 457(b) plans. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract, or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year in which the fifth anniversary of the date of your death falls. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-- Over the life of the designated beneficiary, or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

CONTRIBUTION AND DISTRIBUTION LIMITS

CONTRIBUTIONS TO A 457(b) Plan Excluded from Gross Income. Effective January 1, 2002, in order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans, or any other amounts not includible in the participant's gross income as wages from the employer.

The annual dollar amount limits are as follows:

- $11,000 in 2002;

- $12,000 in 2003;

- $13,000 in 2004;

- $14,000 in 2005;

- $15,000 in 2006.

After 2006, the annual dollar limits will be subject to indexing.

RESTRICTIONS ON DISTRIBUTIONS

Under a 457(b) plan of a non-governmental tax exempt employer, amounts may not be made available to you earlier than (1) the calendar year you attain age
70 1/2, (2) when you experience a separation from your employer, or (3) when you are faced with an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a substantial risk of forfeiture as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

NON-SECTION 457 DEFERRED COMPENSATION PLANS. Non-Section 457 Deferred Compensation Plans are not subject to restrictions on contributions or distributions.

415(m) Arrangements

If you participate in the contract through a qualified governmental excess benefit arrangement, defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans described above, except that the limits described in Contribution and Distribution Limits do not apply. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.

BONA FIDE SEVERANCE PAY PLANS

If you participate in the contract through certain bona fide severance pay plans, described in Tax Code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

V. TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- standardized average annual total returns; and

-- non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

-- During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of IFA or other broker-dealers which have entered into a selling arrangement with IFA. We refer to IFA and the other broker-dealers selling the contracts as "distributors." All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with IFA include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.
BancWest Investment Services, Inc.
Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Financial Northeastern Securities, Inc.
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
IFG Network Securities, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Funds Distributor, Inc.
ING Furman Selz Financial Services LLC
ING TT&S (U.S.) Securities, Inc.
Locust Street Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.
United Variable Services, Inc.
VESTAX Securities Corporation
Washington Square Securities, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 6% of the first year of payments to an account. Renewal commissions on payments made after the first year and asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in the funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is under way. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) when trading on the Exchange is restricted;

(b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c) during any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INTENT TO CONFIRM QUARTERLY

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account B

Offering and Purchase of Contracts

Performance Data

    General

    Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions".

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

IN GENERAL. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

-- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

-- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus;

-- Tax Penalties and/or Tax withholding--see "Taxation";

-- Early Withdrawal Charge--see "Fees"; or

-- Maintenance Fee--see "Fees".

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-- Short-term--three years or fewer; and

-- Long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

-- Transfer dollars to a new guaranteed term;

-- Transfer dollars to other available investment options; or

-- Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) the Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and
(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge".

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying our Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  APPENDIX III
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUEST FOR PARTIAL WITHDRAWAL. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at our Home Office. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

-- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or

-- Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

REQUEST FOR FULL WITHDRAWAL. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

-- One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months

-- One-fourth of the remaining Fixed Plus Account value 12 months later

-- One-third of the remaining Fixed Plus Account value 12 months later

-- One-half of the remaining Fixed Plus Account value 12 months later, and

-- The balance of the Fixed Plus Account value 12 months later

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

-- Your death before income phase payments have begun (request must be received within 6 months after date of death); or

-- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or

-- Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

TRANSFERS. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Home Office. The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

SYSTEMATIC WITHDRAWAL OPTION (SWO). If available under your contract, SWO described in "Systematic Distribution Options," may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

                                  APPENDIX IV
                               FUND DESCRIPTIONS
------------------------------------------------------------------

                           LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------

  CURRENT FUND NAME                                   FORMER FUND NAME
  ING Generation Portfolios, Inc.--ING VP Ascent      Aetna Generation Portfolios, Inc.--Aetna Ascent VP
    Portfolio (Class R Shares)
  ING VP Balanced Portfolio, Inc. (Class R Shares)    Aetna Balanced VP, Inc.
  ING VP Bond Portfolio (Class R Shares)              Aetna Income Shares d/b/a Aetna Bond VP
  ING Generation Portfolios, Inc.--ING VP Crossroads  Aetna Generation Portfolios, Inc.--Aetna
    Portfolio (Class R Shares)                        Crossroads VP
  ING Variable Portfolios, Inc.--ING VP Growth        Aetna Variable Portfolios, Inc.--Aetna Growth VP
    Portfolio (Class R Shares)
  ING Variable Funds--ING VP Growth and Income        Aetna Variable Fund d/b/a Aetna Growth and Income
    Portfolio (Class R Shares)                        VP
  ING Variable Portfolios, Inc.--ING VP Index Plus    Aetna Variable Portfolios, Inc.--Aetna Index Plus
    LargeCap Portfolio (Class R Shares)               Large Cap VP
  ING Variable Portfolios, Inc.--ING VP Index Plus    Aetna Variable Portfolios, Inc.--Aetna Index Plus
    MidCap Portfolio (Class R Shares)                 Mid Cap VP
  ING Variable Portfolios, Inc.--ING VP Index Plus    Aetna Variable Portfolios, Inc.--Aetna Index Plus
    SmallCap Portfolio (Class R Shares)               Small Cap VP
  ING Variable Portfolios, Inc.--ING VP               Aetna Variable Portfolios, Inc.--Aetna
    International Equity Portfolio (Class R Shares)   International VP
  ING Generation Portfolios, Inc.--ING VP Legacy      Aetna Generation Portfolios, Inc.--Aetna Legacy VP
    Portfolio (Class R Shares)
  ING VP Money Market Portfolio (Class R Shares)      Aetna Variable Encore Fund d/b/a Aetna Money
                                                      Market VP
  ING Variable Portfolios, Inc.--ING VP Small         Aetna Variable Portfolios, Inc.--Aetna Small
    Company Portfolio (Class R Shares)                Company VP
  ING Variable Portfolios, Inc.--ING VP Technology    Aetna Variable Portfolios, Inc.--Aetna Technology
    Portfolio (Class R Shares)                        VP
  ING Variable Portfolios, Inc.--ING VP Value         Aetna Variable Portfolios, Inc.--Aetna Value
    Opportunity Portfolio (Class R Shares)            Opportunity VP
  ING VP Natural Resources Trust                      Pilgrim Natural Resources Trust
  ING Variable Products Trust--ING VP Growth          Pilgrim Variable Products Trust--Pilgrim VP Growth
    Opportunities Portfolio (Class R Shares)          Opportunities Portfolio (Class R Shares)
  ING Variable Products Trust--ING VP International   Pilgrim Variable Products Trust--Pilgrim VP
    Value Portfolio (Class R Shares)                  International Value Portfolio (Class R Shares)
  ING Variable Products Trust--ING VP MagnaCap        Pilgrim Variable Products Trust--Pilgrim VP
    Portfolio (Class R Shares)                        MagnaCap Portfolio (Class R Shares)
  ING Variable Products Trust--ING VP MidCap          Pilgrim Variable Products Trust--Pilgrim VP MidCap
    Opportunities Portfolio (Class R Shares)          Opportunities Portfolio (Class R Shares)
  ING Variable Products Trust--ING VP SmallCap        Pilgrim Variable Products Trust--Pilgrim VP
    Opportunities Portfolio (Class R Shares)          SmallCap Opportunities Portfolio (Class R Shares)
  ING Partners, Inc.--ING Alger Aggressive Growth     Portfolio Partners, Inc.--PPI Alger Aggressive
    Portfolio (Service Class)                         Growth Portfolio (Service Class)
  ING Partners, Inc.--ING Alger Growth Portfolio      Portfolio Partners, Inc.--PPI Alger Growth
    (Service Class)                                   Portfolio (Service Class)
  ING Partners, Inc.--ING DSI Enhanced Index          Portfolio Partners, Inc.--PPI DSI Enhanced Index
    Portfolio (Service Class)                         Portfolio (Service Class)

  CURRENT FUND NAME                                   FORMER FUND NAME
  ING Partners, Inc.--ING Goldman                     Portfolio Partners, Inc.--PPI Goldman
    Sachs-Registered Trademark- Capital Growth        Sachs-Registered Trademark- Capital Growth
    Portfolio* (Service Class)                        Portfolio* (Service Class)
  ING Partners, Inc.--ING MFS Capital Opportunities   Portfolio Partners, Inc. (PPI) MFS Capital
    Portfolio (Initial Class)                         Opportunities Portfolio (Initial Class)
  ING Partners, Inc.--ING MFS Emerging Equities       Portfolio Partners, Inc. (PPI) MFS Emerging
    Portfolio (Initial Class)                         Equities Portfolio (Initial Class)
  ING Partners, Inc.--ING MFS Research Portfolio      Portfolio Partners, Inc. (PPI) MFS Research Growth
    (Initial Class)                                   Portfolio (Initial Class)
  ING Partners, Inc.--ING OpCap Balanced Value        Portfolio Partners, Inc.--PPI OpCap Balanced Value
    Portfolio (Service Class)                         Portfolio (Service Class)
  ING Partners, Inc.--ING Salomon Brothers Capital    Portfolio Partners, Inc.--PPI Salomon Brothers
    Portfolio (Service Class)                         Capital Portfolio (Service Class)
  ING Partners, Inc.--ING Salomon Brothers Investors  Portfolio Partners, Inc.--PPI Salomon Brothers
    Value Portfolio (Service Class)                   Investors Value Portfolio (Service Class)
  ING Partners, Inc.--ING Scudder International       Portfolio Partners, Inc. (PPI) Scudder
    Growth Portfolio (Initial Class)                  International Growth Portfolio (Initial Class)
  ING Partners, Inc.--ING T. Rowe Price Growth        Portfolio Partners, Inc. (PPI) T. Rowe Price
    Equity Portfolio (Initial Class)                  Growth Equity Portfolio (Initial Class)
  ING Partners, Inc.--ING UBS Tactical Asset          Portfolio Partners, Inc.--PPI Brinson Tactical
    Allocation Portfolio (Service Class)              Asset Allocation Portfolio (Service Class)
  AIM Variable Insurance Funds--AIM V.I. Core Equity  AIM Variable Insurance Funds--AIM V.I. Growth and
    Fund (Series I Shares)                            Income Fund (Series I Shares)
  AIM Variable Insurance Funds--AIM V.I. Premier      AIM Variable Insurance Funds--AIM V.I. Value Fund
    Equity Fund (Series I Shares)                     (Series I Shares)
  Franklin Templeton Variable Insurance Products      Franklin Templeton Variable Insurance Products
    Trust--Franklin Small Cap Value Securities Fund   Trust-- Franklin Value Securities Fund (Class 2
    (Class 2 Shares)                                  Shares)

* Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING GENERATION PORTFOLIOS, INC.--ING VP ASCENT        ING Investments, LLC    Seeks to provide capital appreciation.
    PORTFOLIO (formerly Aetna Generation                Subadviser: Aeltus      Managed for investors seeking capital
    Portfolios, Inc.--Aetna Ascent VP)                  Investment              appreciation who generally have an
    (CLASS R SHARES)                                    Management, Inc.        investment horizon exceeding 15 years
                                                        (Aeltus)                and who have a high level of risk
                                                                                tolerance. Under normal market
                                                                                conditions, allocates assets among
                                                                                several classes of equities,
                                                                                fixed-income securities (including up to
                                                                                15% of total assets in high-yield
                                                                                instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                80% equities and 20% fixed-income under
                                                                                neutral market conditions.
  ING VP BALANCED PORTFOLIO, INC. (formerly Aetna       ING Investments, LLC    Seeks to maximize investment return,
    Balanced VP, Inc.)                                  Subadviser: Aeltus      consistent with reasonable safety of
    (CLASS R SHARES)                                    Investment              principal, by investing in a diversified
                                                        Management, Inc.        portfolio of one or more of the
                                                        (Aeltus)                following asset classes: stocks, bonds
                                                                                and cash equivalents, based on the
                                                                                judgment of the Fund's management, of
                                                                                which of those sectors or mix thereof
                                                                                offers the best investment prospects.
                                                                                Typically, maintains approximately 60%
                                                                                of total assets in equities and
                                                                                approximately 40% of total assets in
                                                                                debt (including money market
                                                                                instruments).
  ING VP BOND PORTFOLIO (formerly Aetna Income Shares   ING Investments, LLC    Seeks to maximize total return as is
    d/b/a Aetna Bond VP)                                Subadviser: Aeltus      consistent with reasonable risk, through
    (CLASS R SHARES)                                    Investment              investment in a diversified portfolio
                                                        Management, Inc.        consisting of debt securities. Under
                                                        (Aeltus)                normal market conditions, invests at
                                                                                least 80% of net assets in high-grade
                                                                                corporate bonds, mortgage-related and
                                                                                other asset-backed securities, and
                                                                                securities issued or guaranteed by the
                                                                                U.S. Government, its agencies or
                                                                                instrumentalities.
  ING GENERATION PORTFOLIOS, INC.--ING VP CROSSROADS    ING Investments, LLC    Seeks to provide total return (i.e.,
    PORTFOLIO (formerly Aetna Generation                Subadviser: Aeltus      income and capital appreciation, both
    Portfolios, Inc.--Aetna Crossroads VP) (CLASS R     Investment              realized and unrealized). Managed for
    SHARES)                                             Management, Inc.        investors seeking a balance between
                                                        (Aeltus)                income and capital appreciation who
                                                                                generally have an investment horizon
                                                                                exceeding ten years and who have a
                                                                                moderate level of risk tolerance. Under
                                                                                normal market conditions, allocates
                                                                                assets among several classes of
                                                                                equities, fixed-income securities
                                                                                (including up to 15% of total assets in
                                                                                high-yield instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                60% equities and 40% fixed-income under
                                                                                neutral market conditions.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING VARIABLE PORTFOLIOS, INC.--ING VP GROWTH          ING Investments, LLC    Seeks growth of capital through
    PORTFOLIO (formerly Aetna Variable                  Subadviser: Aeltus      investment in a diversified portfolio
    Portfolios, Inc.--Aetna Growth VP)                  Investment              consisting primarily of common stocks
    (CLASS R SHARES)                                    Management, Inc.        and securities convertible into common
                                                        (Aeltus)                stocks believed to offer growth
                                                                                potential. Under normal market
                                                                                conditions, invests at least 65% of
                                                                                total assets in common stocks and
                                                                                securities convertible into common
                                                                                stock.
  ING VARIABLE FUNDS--ING VP GROWTH AND INCOME          ING Investments, LLC    Seeks to maximize total return through
    PORTFOLIO (formerly Aetna Variable Fund d/b/a       Subadviser: Aeltus      investments in a diversified portfolio
    Aetna Growth and Income VP)                         Investment              of common stocks and securities
    (CLASS R SHARES)                                    Management, Inc.        convertible into common stock. Under
                                                        (Aeltus)                normal market conditions, invests at
                                                                                least 65% of total assets in common
                                                                                stocks that Aeltus (the Portfolio's
                                                                                subadviser) believes have significant
                                                                                potential for capital appreciation or
                                                                                income growth or both.
  ING VARIABLE PORTFOLIOS, INC.--ING VP INDEX PLUS      ING Investments, LLC    Seeks to outperform the total return
    LARGECAP PORTFOLIO (formerly Aetna Variable         Subadviser: Aeltus      performance of the Standard & Poor's 500
    Portfolios, Inc.--Aetna Index Plus Large Cap VP)    Investment              Composite Index (S&P 500), while
    (CLASS R SHARES)                                    Management, Inc.        maintaining a market level of risk.
                                                        (Aeltus)                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 500. The S&P
                                                                                500 is a stock market index comprised of
                                                                                common stocks of 500 of the largest
                                                                                companies traded in the U.S. and
                                                                                selected by Standard & Poor's
                                                                                Corporation.
  ING VARIABLE PORTFOLIOS, INC.--ING VP INDEX PLUS      ING Investments, LLC    Seeks to outperform the total return
    MIDCAP PORTFOLIO(formerly Aetna Variable            Subadviser: Aeltus      performance of the Standard & Poor's
    Portfolios, Inc.--Aetna Index Plus Mid Cap VP)      Investment              MidCap 400 Index (S&P 400), while
    (CLASS R SHARES)                                    Management, Inc.        maintaining a market level of risk.
                                                        (Aeltus)                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 400. The S&P
                                                                                400 is a stock market index comprised of
                                                                                common stocks of 400 mid-capitalization
                                                                                companies traded in the U.S. and
                                                                                selected by Standard & Poor's
                                                                                Corporation.
  ING VARIABLE PORTFOLIOS, INC.--ING VP INDEX PLUS      ING Investments, LLC    Seeks to outperform the total return
    SMALLCAP PORTFOLIO (formerly Aetna Variable         Subadviser: Aeltus      performance of the Standard and Poor's
    Portfolios, Inc.--Aetna Index Plus Small Cap VP)    Investment              SmallCap 600 Index (S&P 600), while
    (CLASS R SHARES)                                    Management, Inc.        maintaining a market level of risk.
                                                        (Aeltus)                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 600. The S&P
                                                                                600 is a stock market index comprised of
                                                                                common stocks of 600
                                                                                small-capitalization companies traded in
                                                                                the U.S. and selected by Standard &
                                                                                Poor's Corporation.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING VARIABLE PORTFOLIOS, INC.--ING VP INTERNATIONAL   ING Investments, LLC    Seeks long-term capital growth primarily
  EQUITY PORTFOLIO (formerly Aetna Variable             Subadviser: Aeltus      through investment in a diversified
  Portfolios, Inc.--Aetna International VP)             Investment              portfolio of common stocks principally
  (CLASS R SHARES)                                      Management, Inc.        traded in countries outside of the
                                                        (Aeltus)                United States. The Portfolio will not
                                                                                target any given level of current
                                                                                income. Under normal market conditions,
                                                                                invests at least 80% of assets in equity
                                                                                securities and at least 65% of its
                                                                                assets in securities principally traded
                                                                                in three or more countries outside of
                                                                                the U.S. These securities may include
                                                                                common stocks as well as securities
                                                                                convertible into common stock.
  ING GENERATION PORTFOLIOS, INC.--ING VP LEGACY        ING Investments, LLC    Seeks to provide total return consistent
    PORTFOLIO (formerly Aetna Generation                Subadviser: Aeltus      with preservation of capital. Managed
    Portfolios, Inc.--Aetna Legacy VP)                  Investment              for investors primarily seeking total
    (CLASS R SHARES)                                    Management, Inc.        return consistent with capital
                                                        (Aeltus)                preservation who generally have an
                                                                                investment horizon exceeding five years
                                                                                and who have a low level of risk
                                                                                tolerance. Under normal market
                                                                                conditions, allocates assets among
                                                                                several classes of equities,
                                                                                fixed-income securities (including up to
                                                                                15% of total assets in high-yield
                                                                                instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                40% equities and 60% fixed-income under
                                                                                neutral market conditions.
  ING VP MONEY MARKET PORTFOLIO (formerly Aetna         ING Investments, LLC    Seeks to provide high current return,
    Variable Encore Fund d/b/a Aetna Money Market VP)   Subadviser: Aeltus      consistent with preservation of capital
    (CLASS R SHARES)                                    Investment              and liquidity, through investment in
                                                        Management, Inc.        high-quality money market instruments.
                                                        (Aeltus)                Invests in a diversified portfolio of
                                                                                high-quality fixed income securities
                                                                                denominated in U.S. dollars, with short
                                                                                remaining maturities.
  ING VARIABLE PORTFOLIOS, INC.--ING VP SMALL COMPANY   ING Investments, LLC    Seeks growth of capital primarily
    PORTFOLIO (formerly Aetna Variable                  Subadviser: Aeltus      through investment in a diversified
    Portfolios, Inc.--Aetna Small Company VP)           Investment              portfolio of common stocks and
    (CLASS R SHARES)                                    Management, Inc.        securities convertible into common
                                                        (Aeltus)                stocks of companies with smaller market
                                                                                capitalizations. Under normal market
                                                                                conditions, invests at least 80% of net
                                                                                assets in common stocks and securities
                                                                                convertible into common stock of
                                                                                small-capitalization companies, defined
                                                                                as: 1) the 2,000 smallest of the 3,000
                                                                                largest U.S. companies (as measured by
                                                                                market capitalization); 2) all companies
                                                                                not included above that are included in
                                                                                the Standard & Poor's SmallCap 600 Index
                                                                                or the Russell 2000 Index; and 3)
                                                                                companies with market capitalizations
                                                                                lower than companies included in the
                                                                                first two categories.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING VARIABLE PORTFOLIOS, INC.--ING VP TECHNOLOGY      ING Investments, LLC    Seeks long-term capital appreciation.
    PORTFOLIO (formerly Aetna Variable                  Subadviser: Elijah      Invests at least 80% of net assets in
    Portfolios, Inc.--Aetna Technology VP)              Asset Management, LLC   common stocks and securities convertible
    (CLASS R SHARES)                                    (EAM)                   into common stock of companies in the
                                                                                information technology industry sector.
  ING VARIABLE PORTFOLIOS, INC.--ING VP VALUE           ING Investments, LLC    Seeks growth of capital primarily
    OPPORTUNITY PORTFOLIO (formerly Aetna Variable      Subadviser: Aeltus      through investment in a diversified
    Portfolios, Inc.--Aetna Value Opportunity VP)       Investment              portfolio of common stocks and
    (CLASS R SHARES)                                    Management, Inc.        securities convertible into common
                                                        (Aeltus)                stock. Under normal market conditions,
                                                                                invests at least 65% of total assets in
                                                                                common stocks and securities convertible
                                                                                into common stock.
  ING VP NATURAL RESOURCES TRUST (formerly Pilgrim      ING Investments, LLC    A NONDIVERSIFIED Portfolio that seeks
    Natural Resources Trust)                            (ING Investments)       long- term growth of capital primarily
                                                        (formerly ING Pilgrim   through investment in common stocks of
                                                        Investments, LLC)       companies that own or develop natural
                                                                                resources and other basic commodities,
                                                                                or supply goods and services to such
                                                                                companies. Current income will not be a
                                                                                factor. Total return will consist
                                                                                primarily of capital appreciation.
                                                                                Normally invests at least 80% of assets
                                                                                in companies with substantial natural
                                                                                resource assets. May also lend portfolio
                                                                                securities, up to 33 1/3% of its total
                                                                                assets.
  ING VARIABLE PRODUCTS TRUST--ING VP GROWTH            ING Investments, LLC    Seeks long-term growth of capital.
    OPPORTUNITIES PORTFOLIO (formerly Pilgrim Variable  (ING Investments)       Invests primarily in common stock of
    Products Trust--Pilgrim VP Growth Opportunities     (formerly ING Pilgrim   U.S. companies that the portfolio
    Portfolio)                                          Investments, LLC)       managers feel have above average
    (CLASS R SHARES)                                                            prospects for growth. Under normal
                                                                                market conditions, invests at least 65%
                                                                                of total assets in securities purchased
                                                                                on the basis of the potential for
                                                                                capital appreciation. These securities
                                                                                may be from large-cap, mid-cap or
                                                                                small-cap companies.
  ING VARIABLE PRODUCTS TRUST--ING VP INTERNATIONAL     ING Investments, LLC    Seeks long-term capital appreciation.
    VALUE PORTFOLIO                                     (ING Investments)       Invests primarily in foreign companies
    (formerly Pilgrim Variable Products Trust--Pilgrim  (formerly ING Pilgrim   with market capitalizations greater than
    VP International Value Portfolio)                   Investments, LLC)       $1 billion, but may hold up to 25% of
    (CLASS R SHARES)                                    Subadviser: Brandes     assets in companies with smaller market
                                                        Investment Partners,    capitalization. Under normal
                                                        L.P.                    circumstances, will invest at least 65%
                                                                                of total assets in securities of
                                                                                companies located in at least three
                                                                                countries other than the U.S., which may
                                                                                include emerging market countries.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING VARIABLE PRODUCTS TRUST--ING VP MAGNACAP          ING Investments, LLC    Seeks growth of capital, with dividend
    PORTFOLIO (formerly Pilgrim Variable Products       (ING Investments)       income as a secondary consideration.
    Trust--Pilgrim VP MagnaCap Portfolio)               (formerly ING Pilgrim   Under normal conditions, invests at
    (CLASS R SHARES)                                    Investments, LLC)       least 80% of assets in equity securities
                                                                                that meet the following criteria:
                                                                                attractive valuation characteristics;
                                                                                dividends; and balance sheet strength.
                                                                                Candidates are also analyzed for some
                                                                                catalyst or vector of change that may
                                                                                spark an increase in share price.
                                                                                Normally, investments are generally in
                                                                                larger companies that are included in
                                                                                the largest 500 U.S. companies as
                                                                                measured by sales, earnings or assets.
  ING VARIABLE PRODUCTS TRUST--ING VP MIDCAP            ING Investments, LLC    Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO (formerly Pilgrim Variable  (ING Investments)       Normally invests at least 80% of assets
    Products Trust--Pilgrim VP MidCap Opportunities     (formerly ING Pilgrim   in the common stocks of mid-sized U.S.
    Portfolio)                                          Investments, LLC)       companies that the portfolio managers
    (CLASS R SHARES)                                                            feel have above average prospects for
                                                                                growth. For this Portfolio, mid-size
                                                                                companies are those with market
                                                                                capitalizations that fall within the
                                                                                range of companies in the Standard &
                                                                                Poor's MidCap 400 Index (S&P MidCap 400
                                                                                Index).
  ING VARIABLE PRODUCTS TRUST--ING VP SMALLCAP          ING Investments, LLC    Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO (formerly Pilgrim Variable  (ING Investments)       Normally invests at least 80% of assets
    Products Trust--Pilgrim VP SmallCap Opportunities   (formerly ING Pilgrim   in the common stock of smaller, lesser-
    Portfolio)                                          Investments, LLC)       known U.S. companies that the portfolio
    (CLASS R SHARES)                                                            manager believes have above average
                                                                                prospects for growth. For this
                                                                                Portfolio, smaller companies are those
                                                                                with market capitalizations that fall
                                                                                within the range of companies in the
                                                                                Russell 2000 Index, which is an index
                                                                                that measures the performance of small
                                                                                companies.
  ING PARTNERS, INC.--ING ALGER AGGRESSIVE GROWTH       ING Life Insurance and  Seeks long-term capital appreciation.
    PORTFOLIO (formerly Portfolio Partners, Inc.--PPI   Annuity Company         Invests primarily (at least 65% of total
    Alger Aggressive Growth Portfolio)                  (formerly Aetna Life    assets) in the equity securities of
    (SERVICE CLASS)                                     Insurance and Annuity   companies having a market capitalization
                                                        Company) Subadviser:    within the range of companies in the S&P
                                                        Fred Alger              MidCap 400 Index.
                                                        Management, Inc.

  ING PARTNERS, INC.--ING ALGER GROWTH PORTFOLIO        ING Life Insurance and  Seeks long-term capital appreciation.
    (formerly Portfolio Partners, Inc.--PPI Alger       Annuity Company         Invests primarily (at least 65% of total
    Growth Portfolio)                                   (formerly Aetna Life    assets) in the equity securities of
    (SERVICE CLASS)                                     Insurance and Annuity   large companies having a market
                                                        Company)                capitalization of $10 billion or
                                                        Subadviser: Fred Alger  greater.
                                                        Management, Inc.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING PARTNERS, INC.--ING AMERICAN CENTURY SMALL CAP    ING Life Insurance and  Seeks long-term growth of capital;
    VALUE PORTFOLIO                                     Annuity Company         income is a secondary objective. Invests
    (SERVICE CLASS)                                     (formerly Aetna Life    primarily (at least 80% of net assets
                                                        Insurance and Annuity   under normal circumstances) in equity
                                                        Company)                securities of smaller companies. The
                                                        Subadviser: American    Portfolio's subadviser considers smaller
                                                        Century Investment      companies to include those with a market
                                                        Management, Inc.        capitalization no bigger than that of
                                                        (American Century)      the largest company in the S&P Small Cap
                                                                                600 Index or the Russell 2000 Index.
  ING PARTNERS, INC.--ING BARON SMALL CAP GROWTH        ING Life Insurance and  Seeks capital appreciation. Invests
    PORTFOLIO                                           Annuity Company         primarily in common stocks of smaller
    (SERVICE CLASS)                                     (formerly Aetna Life    companies selected for capital
                                                        Insurance and Annuity   appreciation potential. Invests
                                                        Company)                primarily (at least 80% of net assets
                                                        Subadviser:             under normal circumstances) in small
                                                        BAMCO, Inc.             sized companies with market values under
                                                                                $1.5 billion measured at the time of
                                                                                purchase.
  ING PARTNERS, INC.--ING DSI ENHANCED INDEX PORTFOLIO  ING Life Insurance and  Seeks higher total return over the long
    (formerly Portfolio Partners, Inc.--PPI DSI         Annuity Company         term than the Standard & Poor's 500
    Enhanced Index Portfolio)                           (formerly Aetna Life    Index (S&P 500). Usesthe subadviser's
    (SERVICE CLASS)                                     Insurance and Annuity   proprietary enhanced S&P 500 strategy to
                                                        Company)                invest in a selection of common stocks
                                                        Subadviser: DSI         that are included in the S&P 500 Index.
                                                        International           Normally invests in approximately 250 to
                                                        Management, Inc. (DSI)  500 stocks and weights its holdings of individual stocks based on DSI's
                                                                                proprietary enhanced S&P 500 strategy.

  ING PARTNERS, INC.--ING GOLDMAN                       ING Life Insurance and  Seeks long-term growth of capital.
    SACHS-REGISTERED TRADEMARK- CAPITAL GROWTH          Annuity Company         Invests, under normal circumstances, at
    PORTFOLIO (formerly Portfolio Partners, Inc.--      (formerly Aetna Life    least 90% of total assets in equity
    PPI Goldman Sachs-Registered Trademark- Capital     Insurance and Annuity   securities.
    Growth Portfolio)                                   Company)
    (SERVICE CLASS)                                     Subadviser: Goldman
                                                        Sachs Asset Management
  ING PARTNERS, INC.--ING JPMORGAN MID CAP VALUE        ING Life Insurance and  A NONDIVERSIFIED Portfolio that seeks
    PORTFOLIO                                           Annuity Company         growth from capital appreciation.
    (SERVICE CLASS)                                     (formerly Aetna Life    Invests primarily (at least 80% of net
                                                        Insurance and Annuity   assets under normal circumstances) in a
                                                        Company)                broad portfolio of common stocks of
                                                        Subadviser: Robert      companies with market capitalizations of
                                                        Fleming Inc., a         $1 billion to $20 billion at the time of
                                                        subsidiary of JPMorgan  purchase that the subadviser believes to
                                                        Chase & Co. (Fleming)   be undervalued.

  ING PARTNERS, INC.--ING MFS CAPITAL OPPORTUNITIES     ING Life Insurance and  Seeks capital appreciation. Invests
    PORTFOLIO (formerly Portfolio Partners, Inc. (PPI)  Annuity Company         primarily (at least 65% of net assets)
    MFS Capital Opportunities Portfolio)                (formerly Aetna Life    in common stocks and related securities,
    (INITIAL CLASS)                                     Insurance and Annuity   such as preferred stocks, convertible
                                                        Company)                securities and depositary receipts.
                                                        Subadviser:
                                                        Massachusetts
                                                        Financial Services
                                                        Company

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING PARTNERS, INC.--ING MFS EMERGING EQUITIES         ING Life Insurance and  Seeks long-term growth of capital.
    PORTFOLIO (formerly Portfolio Partners, Inc. (PPI)  Annuity Company         Invests primarily (at least 80% of net
    MFS Emerging Equities Portfolio)                    (formerly Aetna Life    assets under normal circumstances) in
    (INITIAL CLASS)                                     Insurance and Annuity   common stocks and related securities,
                                                        Company)                such as preferred stocks, convertible
                                                        Subadviser:             securities and depositary receipts, of
                                                        Massachusetts           emerging growth companies.
                                                        Financial Services
                                                        Company
  ING PARTNERS, INC.--ING MFS GLOBAL GROWTH PORTFOLIO   ING Life Insurance and  A NONDIVERSIFIED Portfolio that seeks
    (SERVICE CLASS)                                     Annuity Company         capital appreciation. Invests primarily
                                                        (formerly Aetna Life    (at least 65% of net assets under normal
                                                        Insurance and Annuity   circumstances) in securities of
                                                        Company)                companies worldwide including common
                                                        Subadviser:             stocks and related equity securities
                                                        Massachusetts           such as preferred stock, convertible
                                                        Financial Services      securities and depositary receipts.
                                                        Company
  ING PARTNERS, INC.--ING MFS RESEARCH PORTFOLIO        ING Life Insurance and  Seeks long-term growth of capital and
    (formerly Portfolio Partners, Inc. (PPI) MFS        Annuity Company         future income. Invests primarily (at
    Research Growth Portfolio)                          (formerly Aetna Life    least 80% of total assets) in common
    (INITIAL CLASS)                                     Insurance and Annuity   stocks and related securities, such as
                                                        Company) Subadviser:    preferred stocks, convertible securities
                                                        Massachusetts           and depositary receipts.
                                                        Financial Services
                                                        Company
  ING PARTNERS, INC.--ING OPCAP BALANCED VALUE          ING Life Insurance and  Seeks capital growth, and secondarily,
    PORTFOLIO (formerly Portfolio Partners, Inc.--PPI   Annuity Company         investment income. Under normal market
    OpCap Balanced Value Portfolio)                     (formerly Aetna Life    conditions, invests at least 25% of
    (SERVICE CLASS)                                     Insurance and Annuity   total assets in equity securities,
                                                        Company)                including common stocks and preferred
                                                        Subadviser: OpCap       stocks and expects to have between 50%
                                                        Advisors LLP            to 70% of total assets invested in
                                                                                equities. Also invests at least 25% of
                                                                                total assets in fixed-income senior
                                                                                securities including bonds, debentures,
                                                                                notes, participation interests in loans,
                                                                                convertible securities, U.S. Government
                                                                                securities and cash equivalents.
  ING PARTNERS, INC.--ING PIMCO TOTAL RETURN PORTFOLIO  ING Life Insurance and  Seeks maximum total return, consistent
    (SERVICE CLASS)                                     Annuity Company         with capital preservation and prudent
                                                        (formerly Aetna Life    investment management. Invests under
                                                        Insurance and Annuity   normal circumstances at least 65% of its
                                                        Company)                assets in a diversified portfolio of
                                                        Subadviser: Pacific     fixed income instruments of varying
                                                        Investment Management   maturities. Invests primarily in
                                                        Company LLC (PIMCO)     investment grade debt securities, but
                                                                                may invest up to 10% of its assets in
                                                                                high yield securities ("junk bonds")
                                                                                rated B or higher by Moody's or S&P, or,
                                                                                if unrated, determined by PIMCO to be of
                                                                                comparable quality.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING PARTNERS, INC.--ING SALOMON BROTHERS CAPITAL      ING Life Insurance and  A NONDIVERSIFIED Portfolio that seeks
    PORTFOLIO (formerly Portfolio Partners, Inc.--PPI   Annuity Company         capital appreciation. Invests primarily
    Salomon Brothers Capital Portfolio)                 (formerly Aetna Life    in equity securities of U.S. companies
    (SERVICE CLASS)                                     Insurance and Annuity   ranging in size from established large
                                                        Company)                capitalization companies (over $5
                                                        Subadviser: Salomon     billion in market capitalization) to mid
                                                        Brothers Asset          capitalization companies at the
                                                        Management Inc.         beginning of their life cycles. May
                                                                                invest in investment grade fixed-income
                                                                                securities, but no more than 20% of its
                                                                                net assets in non-convertible debt
                                                                                securities rated below investment grade
                                                                                or, if unrated, of equivalent quality as
                                                                                determined by the subadviser.
  ING PARTNERS, INC.--ING SALOMON BROTHERS INVESTORS    ING Life Insurance and  Seeks long-term growth of capital, and
    VALUE PORTFOLIO (formerly Portfolio                 Annuity Company         secondarily, current income. Invests
    Partners, Inc.--PPI Salomon Brothers Investors      (formerly Aetna Life    primarily in common stocks of
    Value Portfolio)                                    Insurance and Annuity   established U.S. companies. May also
    (SERVICE CLASS)                                     Company)                invest in other equity securities,
                                                        Subadviser: Salomon     including up to 20% of its assets in
                                                        Brothers Asset          securities of foreign issuers.
                                                        Management Inc.
  ING PARTNERS, INC.--ING SCUDDER INTERNATIONAL GROWTH  ING Life Insurance and  Seeks long-term growth of capital.
    PORTFOLIO (formerly Portfolio Partners, Inc. (PPI)  Annuity Company         Invests primarily (at least 65% of total
    Scudder International Growth Portfolio)             (formerly Aetna Life    assets) in the equity securities of
    (INITIAL CLASS)                                     Insurance and Annuity   foreign companies that the subadviser
                                                        Company)                believes have high growth potential.
                                                        Subadviser: Deutsche    Will normally invest in securities of at
                                                        Investment Management   least three different countries other
                                                        Americas Inc.           than the U.S. and will invest in
                                                        (Deutsche)              securities in both developed and
                                                                                developing markets.
  ING PARTNERS, INC.--ING T. ROWE PRICE GROWTH EQUITY   ING Life Insurance and  Seeks long-term capital growth, and
    PORTFOLIO (formerly Portfolio Partners, Inc. (PPI)  Annuity Company         secondarily, increasing dividend income.
    T. Rowe Price Growth Equity Portfolio)              (formerly Aetna Life    Invests primarily (at least 80% of net
    (INITIAL CLASS)                                     Insurance and Annuity   assets under normal circumstances) in
                                                        Company)                common stocks. Concentrates its
                                                        Subadviser: T. Rowe     investments in growth companies.
                                                        Price                   Investments in foreign securities are
                                                        Associates, Inc.        limited to 30% of total assets.
  ING PARTNERS, INC.--ING UBS TACTICAL ASSET            ING Life Insurance and  Seeks total return, consisting of
    ALLOCATION PORTFOLIO (formerly Portfolio            Annuity Company         long-term capital appreciation and
    Partners, Inc.--PPI Brinson Tactical Asset          (formerly Aetna Life    current income. Allocates assets between
    Allocation Portfolio)                               Insurance and Annuity   a stock portion designed to track the
    (SERVICE CLASS)                                     Company)                performance of the Standard & Poor's
                                                        Subadviser: UBS Global  Composite Index of 500 Stocks (S&P 500
                                                        Asset Management Inc.   Index) and a fixed income portion
                                                        (formerly Brinson       consisting of either five-year U.S.
                                                        Advisors, Inc.)         Treasury notes or U.S. Treasury bills
                                                                                with remaining maturities of 30 days.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING PARTNERS, INC.--ING VAN KAMPEN COMSTOCK           ING Life Insurance and  Seeks capital growth and income. Invests
    PORTFOLIO                                           Annuity Company         in a portfolio of equity securities,
    (SERVICE CLASS)                                     (formerly Aetna Life    including common stocks, preferred
                                                        Insurance and Annuity   stocks and securities convertible into
                                                        Company)                common and preferred stocks consisting
                                                        Subadviser: Morgan      principally of common stocks.
                                                        Stanley Investment
                                                        Management Inc. d/b/a
                                                        Van Kampen
  AIM VARIABLE INSURANCE FUNDS--AIM V.I. CAPITAL        A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    APPRECIATION FUND                                                           its objective by investing principally
    (SERIES I SHARES)                                                           in common stocks of companies the
                                                                                portfolio managers believe are likely to
                                                                                benefit from new or innovative products,
                                                                                services or processes as well as those
                                                                                that have experienced above-average,
                                                                                long-term growth in earnings and have
                                                                                excellent prospects for future growth.
  AIM VARIABLE INSURANCE FUNDS--AIM V.I. CORE EQUITY    A I M Advisors, Inc.    Seeks growth of capital with a secondary
    FUND (formerly AIM V.I. Growth and Income Fund)                             objective of current income. Seeks to
    (SERIES I SHARES)                                                           meet its objectives by investing,
                                                                                normally, at least 80% of net assets in
                                                                                equity securities, including convertible
                                                                                securities, of established companies
                                                                                that have long-term above-average growth
                                                                                in earnings and dividends, and growth
                                                                                companies that the portfolio managers
                                                                                believe have the potential for
                                                                                above-average growth in earnings and
                                                                                dividends.
  AIM VARIABLE INSURANCE FUNDS--AIM V.I. GROWTH FUND    A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    (SERIES I SHARES)                                                           its investment objective by investing
                                                                                principally in seasoned and better
                                                                                capitalized companies considered to have
                                                                                strong earnings momentum.
  AIM VARIABLE INSURANCE FUNDS--AIM V.I. PREMIER        A I M Advisors, Inc.    Seeks to achieve long-term growth of
    EQUITY FUND (formerly AIM V.I. Value Fund)                                  capital with a secondary objective of
    (SERIES I SHARES)                                                           income. Seeks to meet its objectives by
                                                                                investing, normally, at least 80% of net
                                                                                assets in equity securities, including
                                                                                convertible securities.
  CALVERT VARIABLE SERIES, INC.--CALVERT SOCIAL         Calvert Asset           Seeks to achieve a competitive total
    BALANCED PORTFOLIO                                  Management              return through an actively managed
                                                        Company, Inc.           NONDIVERSIFIED portfolio of stocks,
                                                        Subadviser: NCM         bonds and money market instruments which
                                                        Capital Management      offer income and capital growth
                                                        Group, Inc.             opportunity and which satisfy the
                                                                                investment and social criteria for the
                                                                                Portfolio. Typically invests about 60%
                                                                                of its assets in stocks and 40% in bonds
                                                                                or other fixed-income investments. Stock
                                                                                investments are primarily common stock
                                                                                in large-cap companies, while the fixed-
                                                                                income investments are primarily a wide
                                                                                variety of investment grade bonds.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks long-term capital appreciation.
    PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP        Research Company        Normally invests primarily in common
    CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO          Subadvisers: Fidelity   stocks of companies whose value the
    (INITIAL CLASS)                                     Management & Research   Portfolio's investment adviser believes
                                                        (U.K.) Inc.; Fidelity   is not fully recognized by the public.
                                                        Management & Research
                                                        (Far East) Inc.;
                                                        Fidelity Investments
                                                        Japan Limited; FMR
                                                        Co., Inc.
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks reasonable income. Also considers
    PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP        Research Company        the potential for capital appreciation.
    EQUITY-INCOME PORTFOLIO                             Subadviser: FMR         Seeks to achieve a yield which exceeds
    (INITIAL CLASS)                                     Co., Inc.               the composite yield on the securities
                                                                                comprising the Standard & Poor's 500
                                                                                Index. Normally invests at least 80% of
                                                                                total assets in income-producing equity
                                                                                securities, which tends to lead to
                                                                                investments in large cap "value" stocks.
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks to achieve capital appreciation.
    PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP        Research Company        Normally invests primarily in common
    GROWTH PORTFOLIO                                    Subadviser: FMR         stocks of companies the investment
    (INITIAL CLASS)                                     Co., Inc.               adviser believes have above-average
                                                                                growth potential (often called "growth"
                                                                                stocks).
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks long-term growth of capital.
    PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP        Research Company        Normally invests at least 80% of total
    OVERSEAS PORTFOLIO                                  Subadvisers: Fidelity   assets in foreign securities, primarily
    (INITIAL CLASS)                                     Management & Research   in common stocks.
                                                        (U.K.) Inc.; Fidelity
                                                        Management & Research
                                                        (Far East) Inc.;
                                                        Fidelity International
                                                        Investment Advisors
                                                        (U.K.) Limited;
                                                        Fidelity Investments
                                                        Japan Limited; FMR
                                                        Co., Inc.
  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Franklin Advisory       A NONDIVERSIFIED fund that seeks
    TRUST--FRANKLIN SMALL CAP VALUE SECURITIES FUND     Services, LLC           long-term total return. Income, while
    (formerly Franklin Value Securities Fund)           (Advisory Services)     not a goal, is a secondary
    (CLASS 2 SHARES)                                                            consideration. The fund will normally
                                                                                invest at least 80% of net assets in
                                                                                investments of small capitalization
                                                                                companies that have market
                                                                                capitalization values not exceeding $2.5
                                                                                billion, at the time of purchase.
  JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO       Janus Capital           A NONDIVERSIFIED Portfolio that seeks
    (INSTITUTIONAL SHARES)                                                      long- term growth of capital. Invests
                                                                                primarily in common stocks selected for
                                                                                their growth potential and normally
                                                                                invests at least 50% of its equity
                                                                                assets in medium-sized companies.
                                                                                Medium-sized companies are those whose
                                                                                market capitalization falls within the
                                                                                range of companies in the Standard and
                                                                                Poor's (S&P) MidCap 400 Index.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  JANUS ASPEN SERIES--BALANCED PORTFOLIO                Janus Capital           Seeks long-term capital growth,
    (INSTITUTIONAL SHARES)                                                      consistent with preservation of capital
                                                                                and balanced by current income. Normally
                                                                                invests 40-60% of its assets in
                                                                                securities selected primarily for their
                                                                                growth potential and 40-60% of its
                                                                                assets in securities selected primarily
                                                                                for their income potential. Will
                                                                                normally invest at least 25% of its
                                                                                assets in fixed-income securities.
  JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO         Janus Capital           Seeks to obtain maximum total return,
    (INSTITUTIONAL SHARES)                                                      consistent with preservation of capital.
                                                                                Invests primarily in a wide variety of
                                                                                income-producing securities such as
                                                                                corporate bonds and notes, government
                                                                                securities and preferred stock. Will
                                                                                invest at least 80% of its assets in
                                                                                income-producing securities.
  JANUS ASPEN SERIES--GROWTH PORTFOLIO                  Janus Capital           Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks selected for their growth
                                                                                potential. Although it can invest in
                                                                                companies of any size, it generally
                                                                                invests in larger, more established
                                                                                companies.
  JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO        Janus Capital           Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks of companies of any size located
                                                                                throughout the world. Normally invests
                                                                                in issuers from at least five different
                                                                                countries, including the United States.
                                                                                May at times invest in fewer than five
                                                                                countries or even in a single country.
  LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME      Lord, Abbett & Co.      Seeks long-term growth of capital and
    PORTFOLIO                                           (Lord Abbett)           income without excessive fluctuations in
    (CLASS VC SHARES)                                                           market value. Primarily purchases equity
                                                                                securities of large, seasoned, U.S. and
                                                                                multinational companies which Lord
                                                                                Abbett believes are undervalued. May
                                                                                invest in equity securities such as
                                                                                common stocks, convertible bonds,
                                                                                convertible preferred stocks and
                                                                                warrants and similar instruments. Under
                                                                                normal circumstances, will invest at
                                                                                least 80% of net assets in equity
                                                                                securities of large companies with
                                                                                market capitalizations of at least $5
                                                                                billion at the time of purchase. This
                                                                                market capitalization may vary in
                                                                                response to changes in the markets.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE          Lord, Abbett & Co.      Seeks capital appreciation through
    PORTFOLIO                                           (Lord Abbett)           investments, primarily in equity
    (CLASS VC SHARES)                                                           securities, which are believed to be
                                                                                undervalued in the marketplace. Normally
                                                                                invests at least 80% of net assets, plus
                                                                                the amount of any borrowings for
                                                                                investment purposes, in equity
                                                                                securities of mid-sized companies, those
                                                                                with market capitalizations of roughly
                                                                                $500 million to $10 billion, at the time
                                                                                of purchase. This market capitalization
                                                                                range may vary in response to changes in
                                                                                the markets.
  OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER       OppenheimerFunds, Inc.  Seeks long-term capital appreciation by
    GLOBAL SECURITIES FUND/VA                                                   investing a substantial portion of
                                                                                assets in securities of foreign issuers,
                                                                                "growth-type" companies, cyclical
                                                                                industries and special situations that
                                                                                are considered to have appreciation
                                                                                possibilities. Invests mainly in common
                                                                                stocks and can also buy other equity
                                                                                securities, including preferred stocks
                                                                                and convertible securities in the U.S.
                                                                                and foreign countries.
  OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER       OppenheimerFunds, Inc.  Seeks a high level of current income
    STRATEGIC BOND FUND/VA                                                      principally derived from interest on
                                                                                debt securities. Invests mainly in debt
                                                                                securities of issuers in three market
                                                                                sectors: foreign governments and
                                                                                companies, U.S. Government securities,
                                                                                and lower-grade high-yield securities of
                                                                                U.S. and foreign companies.
  PIONEER VARIABLE CONTRACTS TRUST--PIONEER EQUITY      Pioneer Investment      Seeks current income and long-term
    INCOME VCT PORTFOLIO                                Management, Inc.        growth of capital from a portfolio
    (CLASS I SHARES)                                    (Pioneer)               consisting primarily of income producing
                                                                                equity securities of U.S. corporations.
                                                                                Invests at least 80% of total assets in
                                                                                income producing equity securities.
                                                                                Income producing equity securities of
                                                                                U.S. issuers include common stocks,
                                                                                preferred stocks and interests in real
                                                                                estate investment trusts. Remainder of
                                                                                the portfolio may be invested in debt
                                                                                securities, most of which are expected
                                                                                to be convertible into common stocks.
  PIONEER VARIABLE CONTRACTS TRUST--PIONEER FUND VCT    Pioneer Investment      Seeks reasonable income and capital
    PORTFOLIO                                           Management, Inc.        growth. Invests in a broad list of
    (CLASS I SHARES)                                    (Pioneer)               carefully selected, reasonably priced
                                                                                securities rather than in securities
                                                                                whose prices reflect a premium resulting
                                                                                from their current market popularity.
                                                                                Invests the major portion of its assets
                                                                                in equity securities, primarily of U.S.
                                                                                issuers.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  PIONEER VARIABLE CONTRACTS TRUST--PIONEER MID CAP     Pioneer Investment      Seeks capital appreciation by investing
    VALUE VCT PORTFOLIO                                 Management, Inc.        in a diversified portfolio of securities
    (CLASS I SHARES)                                    (Pioneer)               consisting primarily of common stocks.
                                                                                Normally, invests at least 80% of total
                                                                                assets in equity securities of mid-size
                                                                                companies, that is, companies with
                                                                                market values within the range of market
                                                                                values of companies included in
                                                                                Standard & Poor's MidCap 400 Index.

                                   APPENDIX V
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                               TABLE OF CONTENTS

TABLE I--FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT
 CHARGES OF 0.75%.................................       64
TABLE II--FOR CONTRACTS WITH TOTAL SEPARATE
 ACCOUNT CHARGES OF 0.80%.........................       68
TABLE III--FOR CONTRACTS WITH TOTAL SEPARATE
 ACCOUNT CHARGES OF 0.95%.........................       70
TABLE IV--FOR CONTRACTS WITH TOTAL SEPARATE
 ACCOUNT CHARGES OF 1.25%.........................       72
TABLE V--FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT
 CHARGES OF 1.50%
   INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE
 BEGINNING APRIL 7, 1997..........................       76
TABLE VI--FOR CONTRACTS CONTAINING LIMITS ON
 FEES.............................................       79

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE NINE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   2001         2000        1999        1998        1997
                                   ----         ----        ----        ----        ----
ING VP ASCENT PORTFOLIO
Value at beginning of period        $17.996     $18.253     $16.082     $15.535     $13.055
Value at end of period              $15.799     $17.996     $18.253     $16.082     $15.535
Number of accumulation units
 outstanding at end of period       123,989     118,220     129,605     104,608      90,134
ING VP BALANCED PORTFOLIO,
INC.
Value at beginning of period        $24.755     $25.081     $22.244     $19.166     $15.765
Value at end of period              $23.535     $24.755     $25.081     $22.244     $19.166
Number of accumulation units
 outstanding at end of period     1,282,885   1,315,034   1,579,288   1,798,425   1,970,116
ING VP BOND PORTFOLIO
Value at beginning of period        $15.519     $14.260     $14.475     $13.486     $12.546
Value at end of period              $16.749     $15.519     $14.260     $14.475     $13.486
Number of accumulation units
 outstanding at end of period     1,582,543   1,459,552   1,654,932   2,012,308   1,921,538
ING VP CROSSROADS PORTFOLIO
Value at beginning of period        $16.694     $16.750     $15.312     $14.566     $12.483
Value at end of period              $15.410     $16.694     $16.750     $15.312     $14.566
Number of accumulation units
 outstanding at end of period       120,719     125,910     124,069     119,246     100,256
ING VP GROWTH PORTFOLIO
Value at beginning of period        $21.151     $24.203     $18.067     $13.239(1)
Value at end of period              $15.311     $21.151     $24.203     $18.067
Number of accumulation units
 outstanding at end of period       662,293     791,027     626,397     428,697
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period        $26.020     $29.444     $25.265     $22.233     $17.246
Value at end of period              $21.072     $26.020     $29.444     $25.265     $22.233
Number of accumulation units
 outstanding at end of period     8,597,331  10,227,817  11,813,416  12,975,484  14,879,862
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period        $21.065     $23.427     $18.989     $14.538     $10.940
Value at end of period              $18.059     $21.065     $23.427     $18.989     $14.538
Number of accumulation units
 outstanding at end of period     1,191,685   1,133,418   1,552,902   1,060,363     485,417
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period        $14.951     $12.561     $10.928      $9.950(2)
Value at end of period              $14.642     $14.951     $12.561     $10.928
Number of accumulation units
 outstanding at end of period       512,594     357,969      60,811      16,207
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period        $10.602      $9.727      $8.846      $9.407(3)
Value at end of period              $10.776     $10.602      $9.727      $8.846
Number of accumulation units
 outstanding at end of period       169,151      74,216      76,971      53,460
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period        $11.639     $14.718      $9.798     $10.288(3)
Value at end of period               $8.793     $11.639     $14.718      $9.798
Number of accumulation units
 outstanding at end of period        80,011      84,649      44,538      29,000
ING VP LEGACY PORTFOLIO
Value at beginning of period        $15.775     $15.164     $14.266     $13.441     $11.826
Value at end of period              $15.285     $15.775     $15.164     $14.266     $13.441
Number of accumulation units
 outstanding at end of period        51,743      59,794      77,496     120,312      54,849

                                   1996         1995        1994      1993     1992
                                   ----         ----        ----      ----     ----
ING VP ASCENT PORTFOLIO
Value at beginning of period        $10.652     $10.000(1)
Value at end of period              $13.055     $10.652
Number of accumulation units
 outstanding at end of period        35,959      16,791
ING VP BALANCED PORTFOLIO,
INC.
Value at beginning of period        $13.803     $10.971     $11.164  $10.286  $12.717(1)
Value at end of period              $15.765     $13.803     $10.971  $11.164  $10.286
Number of accumulation units
 outstanding at end of period     2,141,189   6,430,772   3,541,703  318,711    6,537
ING VP BOND PORTFOLIO
Value at beginning of period        $12.212     $10.457     $11.006  $10.160  $37.815(2)
Value at end of period              $12.546     $12.212     $10.457  $11.006  $10.160
Number of accumulation units
 outstanding at end of period     2,206,334   4,853,662   1,988,960  166,913    4,196
ING VP CROSSROADS PORTFOLIO
Value at beginning of period        $10.594     $10.000(1)
Value at end of period              $12.483     $10.594
Number of accumulation units
 outstanding at end of period        26,260      16,953
ING VP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period        $13.972     $10.698     $10.940  $10.378  $84.249(3)
Value at end of period              $17.246     $13.972     $10.698  $10.940  $10.378
Number of accumulation units
 outstanding at end of period    14,930,380  30,554,957  11,117,383  879,670    3,107
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period              $10.940
Number of accumulation units
 outstanding at end of period        72,973
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP LEGACY PORTFOLIO
Value at beginning of period        $10.443     $10.000(2)
Value at end of period              $11.826     $10.443
Number of accumulation units
 outstanding at end of period         7,510       2,222

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------------------------------------------------------------------

                                   2001         2000        1999        1998        1997
                                   ----         ----        ----        ----        ----
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period        $13.879     $13.145     $12.604     $12.041     $11.502
Value at end of period              $14.318     $13.879     $13.145     $12.604     $12.041
Number of accumulation units
 outstanding at end of period     2,482,499   2,718,810   2,521,960   2,102,275   2,066,545
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period        $18.917     $17.859     $13.751     $13.704     $13.211(1)
Value at end of period              $19.526     $18.917     $17.859     $13.751     $13.704
Number of accumulation units
 outstanding at end of period       356,106     282,407     177,817      90,092       2,408
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period         $5.850      $9.999(1)
Value at end of period               $4.473      $5.850
Number of accumulation units
 outstanding at end of period       549,436     319,735
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period        $20.989     $19.190     $16.169     $12.632(1)
Value at end of period              $18.828     $20.989     $19.190     $16.169
Number of accumulation units
 outstanding at end of period       283,291     121,019      93,802      91,722
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period        $12.204     $13.801      $9.979(1)
Value at end of period               $9.292     $12.204     $13.801
Number of accumulation units
 outstanding at end of period       119,757     134,675      11,915
AIM V.I. GROWTH FUND
Value at beginning of period         $9.558     $12.111      $9.722(1)
Value at end of period               $6.272      $9.558     $12.111
Number of accumulation units
 outstanding at end of period       144,931     167,340      47,999
AIM V.I. CORE EQUITY FUND
Value at beginning of period         $9.970     $11.756     $10.215(2)
Value at end of period               $7.636      $9.970     $11.756
Number of accumulation units
 outstanding at end of period       108,312     148,348      36,163
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period         $9.781     $11.546      $9.764(3)
Value at end of period               $8.488      $9.781     $11.546
Number of accumulation units
 outstanding at end of period       200,922     129,960      83,637
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period        $22.178     $23.066     $20.708     $17.944     $15.056
Value at end of period              $20.484     $22.178     $23.066     $20.708     $17.944
Number of accumulation units
 outstanding at end of period        15,423      32,222      37,046      35,544      31,512
FIDELITY-REGISTERED TRADEMARK-
VIP
EQUITY-INCOME
PORTFOLIO
Value at beginning of period        $20.045     $18.627     $17.650     $15.930     $12.529
Value at end of period              $18.908     $20.045     $18.627     $17.650     $15.930
Number of accumulation units
 outstanding at end of period       619,584     417,042     519,885     630,682     744,774
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period        $23.418     $26.504     $19.430     $14.034     $11.451
Value at end of period              $19.140     $23.418     $26.504     $19.430     $14.034
Number of accumulation units
 outstanding at end of period       978,004   1,030,486     874,557     595,859     444,057
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period        $15.894     $19.796     $13.984     $12.496     $11.286
Value at end of period              $12.436     $15.894     $19.796     $13.984     $12.496
Number of accumulation units
 outstanding at end of period       193,611     193,260     182,517     141,714     102,509
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period        $22.881     $24.687     $20.018     $15.517     $12.593
Value at end of period              $19.928     $22.881     $24.687     $20.018     $15.517
Number of accumulation units
 outstanding at end of period       719,837     642,878     732,243     779,942     710,711

                                   1996         1995        1994      1993     1992
                                   ----         ----        ----      ----     ----
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period        $11.007     $10.509     $10.223  $10.031  $34.122(4)
Value at end of period              $11.502     $11.007     $10.509  $10.223  $10.031
Number of accumulation units
 outstanding at end of period     2,421,519   4,354,272   1,822,449   90,782    2,808
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CORE EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period        $13.480     $10.518     $11.010  $10.296  $10.000(5)
Value at end of period              $15.056     $13.480     $10.518  $11.010  $10.296
Number of accumulation units
 outstanding at end of period        33,352      25,730         752    1,383       82
FIDELITY-REGISTERED TRADEMARK-
VIP
EQUITY-INCOME
PORTFOLIO
Value at beginning of period        $11.054     $10.000(1)
Value at end of period              $12.529     $11.054
Number of accumulation units
 outstanding at end of period       544,657     294,244
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period        $10.066     $10.000(1)
Value at end of period              $11.451     $10.066
Number of accumulation units
 outstanding at end of period       379,385     288,576
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period        $10.052     $10.000(1)
Value at end of period              $11.286     $10.052
Number of accumulation units
 outstanding at end of period        70,271      33,813
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMAR
PORTFOLIO
Value at beginning of period        $10.468     $10.000(1)
Value at end of period              $12.593     $10.468
Number of accumulation units
 outstanding at end of period       569,561     379,862

                                                                              65
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------------------------------------------------------------------

                                   2001         2000        1999        1998        1997
                                   ----         ----        ----        ----        ----
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period        $31.380     $46.370     $20.726     $15.554     $13.909
Value at end of period              $18.857     $31.380     $46.370     $20.726     $15.554
Number of accumulation units
 outstanding at end of period     1,131,518   1,382,322   1,056,343     459,710     427,692
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period        $24.619     $25.370     $20.165     $15.130     $12.484
Value at end of period              $23.285     $24.619     $25.370     $20.165     $15.130
Number of accumulation units
 outstanding at end of period       787,162     688,649     545,606     241,070     152,646
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $16.731     $15.864     $15.731     $14.527     $13.096
Value at end of period              $17.891     $16.731     $15.864     $15.731     $14.527
Number of accumulation units
 outstanding at end of period       323,208     237,152     190,660     199,467      97,715
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $25.390     $29.936     $20.948     $15.558     $12.770
Value at end of period              $18.966     $25.390     $29.936     $20.948     $15.558
Number of accumulation units
 outstanding at end of period       710,104     757,793     668,409     244,107     197,548
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $29.545     $35.298     $21.626     $16.901     $13.940
Value at end of period              $22.744     $29.545     $35.298     $21.626     $16.901
Number of accumulation units
 outstanding at end of period     1,445,274   1,691,751   1,601,735   1,346,457   1,273,110
OPPENHEIMER GLOBAL SECURITIES
FUND / VA
Value at beginning of period        $16.495     $15.814     $10.053     $10.004(2)
Value at end of period              $14.400     $16.495     $15.814     $10.053
Number of accumulation units
 outstanding at end of period       242,920     177,896      38,363       9,360
OPPENHEIMER STRATEGIC BOND
FUND / VA
Value at beginning of period        $10.323     $10.133      $9.929     $10.098(2)
Value at end of period              $10.742     $10.323     $10.133      $9.929
Number of accumulation units
 outstanding at end of period        17,304      13,676       3,553         625
ING VP NATURAL
RESOURCES TRUST
Value at beginning of period        $14.886     $12.670     $11.189     $14.025     $13.188
Value at end of period              $12.420     $14.886     $12.670     $11.189     $14.025
Number of accumulation units
 outstanding at end of period        40,152      43,624      65,370      92,175     106,926
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $37.448     $40.017     $27.097     $21.541     $21.225(1)
Value at end of period              $27.966     $37.448     $40.017     $27.097     $21.541
Number of accumulation units
 outstanding at end of period       212,226     260,806     202,966     167,065     164,474
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $20.927     $29.605     $19.769     $15.361     $15.547(1)
Value at end of period              $15.534     $20.927     $29.605     $19.769     $15.361
Number of accumulation units
 outstanding at end of period       443,965     478,944     457,665     562,097     598,078
ING MFS RESEARCH PORTFOLIO
Value at beginning of period        $18.328     $19.332     $15.703     $12.863     $13.110(1)
Value at end of period              $14.392     $18.328     $19.332     $15.703     $12.863
Number of accumulation units
 outstanding at end of period       270,714     292,094     331,760     428,785     462,383
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $26.801     $33.582     $21.359     $18.070     $17.838(1)
Value at end of period              $19.437     $26.801     $33.582     $21.359     $18.070
Number of accumulation units
 outstanding at end of period       242,232     266,458     331,362     257,953     280,633

                                   1996         1995        1994      1993     1992
                                   ----         ----        ----      ----     ----
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period        $12.992     $10.319     $10.000(1)
Value at end of period              $13.909     $12.992     $10.319
Number of accumulation units
 outstanding at end of period       433,363     723,839     131,702
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period        $10.835     $10.000(1)
Value at end of period              $12.484     $10.835
Number of accumulation units
 outstanding at end of period       111,525       7,772
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $12.094      $9.886     $10.000(1)
Value at end of period              $13.096     $12.094      $9.886
Number of accumulation units
 outstanding at end of period        73,340      84,048      15,893
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $10.870     $10.000(1)
Value at end of period              $12.770     $10.870
Number of accumulation units
 outstanding at end of period       144,443      26,022
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $10.893     $10.000(1)
Value at end of period              $13.940     $10.893
Number of accumulation units
 outstanding at end of period       803,488     227,582
OPPENHEIMER GLOBAL SECURITIES
FUND / VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC BOND
FUND / VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP NATURAL
RESOURCES TRUST
Value at beginning of period        $10.479      $9.079      $9.716  $10.000(1)
Value at end of period              $13.188     $10.479      $9.079   $9.716
Number of accumulation units
 outstanding at end of period        73,699     162,462     141,076   27,908
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS RESEARCH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

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------------------------------------------------------------------

                                   2001         2000        1999        1998        1997
                                   ----         ----        ----        ----        ----
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $22.174     $22.348     $18.407     $14.534     $14.237(1)
Value at end of period              $19.759     $22.174     $22.348     $18.407     $14.534
Number of accumulation units
 outstanding at end of period       246,671     271,254     314,992     335,510     360,615

                                   1996         1995        1994      1993     1992
                                   ----         ----        ----      ----     ----
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during August 1999.
(2)  Funds were first received in this option during July 1999.
(3)  Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2)  Funds were first received in this option during July 1998.
(3)  Funds were first received in this option during June 1998.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during September 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1993:
(1) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
(1) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(2) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(5) The initial accumulation unit value was established at $10.000 on November 2, 1992, the date on which the fund/portfolio became available under the contract.

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                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                  2001       2000       1999
                                  ----       ----       ----
ING VP BALANCED PORTFOLIO,
INC.
Value at beginning of period      $11.741    $11.902    $10.548(1)
Value at end of period            $11.157    $11.741    $11.902
Number of accumulation units
 outstanding at end of period       5,808      8,875      7,910
ING VP BOND PORTFOLIO
Value at beginning of period      $11.121    $10.970(1)
Value at end of period            $11.996    $11.121
Number of accumulation units
 outstanding at end of period         809          8
ING VP GROWTH PORTFOLIO
Value at beginning of period      $13.184    $15.094    $11.536(1)
Value at end of period             $9.539    $13.184    $15.094
Number of accumulation units
 outstanding at end of period       8,282      6,155      4,940
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period      $10.495    $11.882    $10.246(1)
Value at end of period             $8.495    $10.495    $11.882
Number of accumulation units
 outstanding at end of period      35,672     34,376     25,734
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period      $12.292    $13.677    $11.411(1)
Value at end of period            $10.532    $12.292    $13.677
Number of accumulation units
 outstanding at end of period      16,047     21,613     18,623
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period      $15.591    $15.024(1)
Value at end of period            $15.261    $15.591
Number of accumulation units
 outstanding at end of period       4,872      2,190
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period      $11.423    $10.485     $8.325(1)
Value at end of period            $11.604    $11.423    $10.485
Number of accumulation units
 outstanding at end of period          10         10         10
ING VP LEGACY PORTFOLIO
Value at beginning of period      $11.139    $10.713     $9.846(1)
Value at end of period            $10.788    $11.139    $10.713
Number of accumulation units
 outstanding at end of period         525        832      3,827
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period      $11.260    $11.066(2)
Value at end of period            $11.610    $11.260
Number of accumulation units
 outstanding at end of period       8,973         46
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period      $13.077    $12.352     $8.741(1)
Value at end of period            $13.491    $13.077    $12.352
Number of accumulation units
 outstanding at end of period      31,307     35,990     25,984
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period       $5.848     $7.729(3)
Value at end of period             $4.469     $5.848
Number of accumulation units
 outstanding at end of period       3,508      3,062
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period      $14.220    $13.007    $10.626(1)
Value at end of period            $12.749    $14.220    $13.007
Number of accumulation units
 outstanding at end of period      23,907     14,497     11,412
AIM V.I. GROWTH FUND
Value at beginning of period       $9.550    $12.772(4)
Value at end of period             $6.263     $9.550
Number of accumulation units
 outstanding at end of period       2,465      2,234
AIM V.I. CORE EQUITY FUND
Value at beginning of period       $9.962    $10.973(1)
Value at end of period             $7.626     $9.962
Number of accumulation units
 outstanding at end of period         207         56
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period       $9.773    $10.772(5)
Value at end of period             $8.477     $9.773
Number of accumulation units
 outstanding at end of period       1,681      1,829

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------------------------------------------------------------------

                                  2001       2000       1999
                                  ----       ----       ----
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period      $11.457    $10.651    $10.184(1)
Value at end of period            $10.802    $11.457    $10.651
Number of accumulation units
 outstanding at end of period       1,968      1,315        654
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period      $14.152    $16.024    $12.390(1)
Value at end of period            $11.560    $14.152    $16.024
Number of accumulation units
 outstanding at end of period       8,593      6,686      4,299
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period      $11.081    $10.700(1)
Value at end of period             $8.665    $11.081
Number of accumulation units
 outstanding at end of period          61         42
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period      $12.772    $13.787    $11.460(1)
Value at end of period            $11.118    $12.772    $13.787
Number of accumulation units
 outstanding at end of period       9,644      7,548      5,461
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period      $17.646    $26.089    $12.588(1)
Value at end of period            $10.599    $17.646    $26.089
Number of accumulation units
 outstanding at end of period      26,238     16,278     11,071
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period      $14.043    $14.479    $12.137(1)
Value at end of period            $13.276    $14.043    $14.479
Number of accumulation units
 outstanding at end of period      13,630      2,450        436
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period      $10.967    $10.404    $10.355(1)
Value at end of period            $11.721    $10.967    $10.404
Number of accumulation units
 outstanding at end of period       1,721      1,409        978
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period      $13.829    $16.313    $12.040(1)
Value at end of period            $10.325    $13.829    $16.313
Number of accumulation units
 outstanding at end of period      23,971     13,511      4,195
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period      $13.899    $16.613    $10.532(1)
Value at end of period            $10.694    $13.899    $16.613
Number of accumulation units
 outstanding at end of period      30,407     26,789     17,701
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period      $16.571    $16.352(6)
Value at end of period            $14.460    $16.571
Number of accumulation units
 outstanding at end of period       5,322        151
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period      $14.714    $15.732    $10.883(1)
Value at end of period            $10.983    $14.714    $15.732
Number of accumulation units
 outstanding at end of period       2,679        718        188
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period      $11.453    $16.210    $10.087(1)
Value at end of period             $8.497    $11.453    $16.210
Number of accumulation units
 outstanding at end of period       1,964      8,940     12,648
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period      $12.397    $15.541    $10.107(1)
Value at end of period             $9.832    $12.397    $15.541
Number of accumulation units
 outstanding at end of period           0        321        230
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period      $13.138    $13.248    $10.925(1)
Value at end of period            $11.702    $13.138    $13.248
Number of accumulation units
 outstanding at end of period       1,873      1,705      1,256

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during November 2000.
(2)  Funds were first received in this option during August 2000.
(3)  Funds were first received in this option during September 2000.
(4)  Funds were first received in this option during March 2000.
(5)  Funds were first received in this option during January 2000.
(6) Funds were first received in this option during October 2000. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during March 1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE III
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                  2001      2000      1999
                                  ----      ----      ----
ING VP BALANCED PORTFOLIO,
INC.
Value at beginning of period     $29.875(1)
Value at end of period           $30.012
Number of accumulation units
 outstanding at end of period         32
ING VP CROSSROADS PORTFOLIO
Value at beginning of period     $16.387   $16.474   $15.521(1)
Value at end of period           $15.133   $16.387   $16.474
Number of accumulation units
 outstanding at end of period      2,469     2,097     1,778
ING VP GROWTH PORTFOLIO
Value at beginning of period               $18.142   $15.198(1)
Value at end of period                     $19.263   $18.142
Number of accumulation units
 outstanding at end of period                    0     2,736
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period    $251.601  $285.280  $263.583(1)
Value at end of period          $203.849  $251.601  $285.280
Number of accumulation units
 outstanding at end of period        252       240       347
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period     $20.701   $22.657(1)
Value at end of period           $17.754   $20.701
Number of accumulation units
 outstanding at end of period        244       101
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period     $13.477(2)
Value at end of period           $15.107
Number of accumulation units
 outstanding at end of period         66
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period     $47.809(3)
Value at end of period           $48.445
Number of accumulation units
 outstanding at end of period        216
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period     $14.029(3)
Value at end of period           $14.099
Number of accumulation units
 outstanding at end of period      2,044
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period     $14.079(1)
Value at end of period           $13.998
Number of accumulation units
 outstanding at end of period         68
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period     $12.316   $14.871(2)
Value at end of period            $9.382   $12.316
Number of accumulation units
 outstanding at end of period        581       166
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period      $9.981   $10.090(3)
Value at end of period            $8.666    $9.981
Number of accumulation units
 outstanding at end of period        423       380
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period     $23.250   $26.366   $22.058(1)
Value at end of period           $19.011   $23.250   $26.366
Number of accumulation units
 outstanding at end of period        338       246       152
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period     $25.197   $27.241   $23.549(1)
Value at end of period           $21.956   $25.197   $27.241
Number of accumulation units
 outstanding at end of period      4,992     4,544     4,166
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period     $36.266   $53.698   $32.641(1)
Value at end of period           $21.803   $36.266   $53.698
Number of accumulation units
 outstanding at end of period      2,367     4,041     2,972
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period     $24.167   $24.954   $21.430(1)
Value at end of period           $22.867   $24.167   $24.954
Number of accumulation units
 outstanding at end of period         42     3,057     3,842

------------------------------------------------------------------

                                  2001      2000      1999
                                  ----      ----      ----
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period     $17.723(1)
Value at end of period           $17.584
Number of accumulation units
 outstanding at end of period         54
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period     $27.143   $32.068   $25.578(1)
Value at end of period           $20.285   $27.143   $32.068
Number of accumulation units
 outstanding at end of period        617       616       597
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period     $32.317   $38.687   $26.861(1)
Value at end of period           $24.889   $32.317   $38.687
Number of accumulation units
 outstanding at end of period      2,238     2,080     1,791
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $40.304   $43.155   $33.592(1)
Value at end of period           $30.112   $40.304   $43.155
Number of accumulation units
 outstanding at end of period        375     1,516     1,516
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period     $20.274   $28.739   $21.207(1)
Value at end of period           $15.056   $20.274   $28.739
Number of accumulation units
 outstanding at end of period        380       380       547
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period     $25.061   $25.309   $21.843(1)
Value at end of period           $22.342   $25.061   $25.309
Number of accumulation units
 outstanding at end of period      1,013     1,629     1,557

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during November 2001.
(2)  Funds were first received in this option during October 2001.
(3) Funds were first received in this option during July 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during March 2000.
(2)  Funds were first received in this option during June 2000.
(3) Funds were first received in this option during October 2000. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during September 1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IV
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE NINE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   2001       2000        1999            1998             1997
                                   ----       ----        ----            ----             ----
ING VP ASCENT PORTFOLIO
Value at beginning of period       $17.566    $17.905     $15.855         $15.392          $12.999
Value at end of period             $15.344    $17.566     $17.905         $15.855          $15.392
Number of accumulation units
 outstanding at end of period       76,069     79,352      96,551         274,115          317,579
ING VP BALANCED PORTFOLIO,
INC.
Value at beginning of period       $24.163    $24.603     $21.929         $18.989          $15.698
Value at end of period             $22.856    $24.163     $24.603         $21.929          $18.989
Number of accumulation units
 outstanding at end of period    1,725,814  2,014,690   2,278,136       2,929,720        3,174,738
ING VP BOND PORTFOLIO
Value at beginning of period       $15.147    $13.988     $14.270         $13.361          $12.493
Value at end of period             $16.266    $15.147     $13.988         $14.270          $13.361
Number of accumulation units
 outstanding at end of period      862,575    722,494     887,371       1,129,589        1,168,988
ING VP CROSSROADS PORTFOLIO
Value at beginning of period       $16.295    $16.431     $15.095         $14.432          $12.430
Value at end of period             $14.966    $16.295     $16.431         $15.095          $14.432
Number of accumulation units
 outstanding at end of period       99,986     99,845     115,324         218,649          175,559
ING VP GROWTH PORTFOLIO
Value at beginning of period       $20.761    $23.875     $17.912         $13.173          $14.437(1)
Value at end of period             $14.953    $20.761     $23.875         $17.912          $13.173
Number of accumulation units
 outstanding at end of period      114,785    133,052     172,425         140,522            2,695
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period       $25.397    $28.883     $24.907         $22.028          $17.173
Value at end of period             $20.465    $25.397     $28.883         $24.907          $22.028
Number of accumulation units
 outstanding at end of period    5,447,988  6,188,910   7,212,849       9,491,619       10,689,845
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period       $20.618    $23.044     $18.772         $14.444          $10.924
Value at end of period             $17.587    $20.618     $23.044         $18.772          $14.444
Number of accumulation units
 outstanding at end of period      331,962    331,181     347,854         527,155          266,429
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period       $14.751    $12.455     $10.891         $10.107(1)
Value at end of period             $14.374    $14.751     $12.455         $10.891
Number of accumulation units
 outstanding at end of period      107,714     90,357       6,907          17,011
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period       $10.461     $9.645      $8.815          $9.996(1)
Value at end of period             $10.579    $10.461      $9.645          $8.815
Number of accumulation units
 outstanding at end of period       51,505     28,764      15,816          55,564
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period       $11.484    $14.594      $9.765         $10.149(1)
Value at end of period              $8.632    $11.484     $14.594          $9.765
Number of accumulation units
 outstanding at end of period       16,486     19,208      10,655          35,872
ING VP LEGACY PORTFOLIO
Value at beginning of period       $15.397    $14.875     $14.064         $13.317          $11.776
Value at end of period             $14.844    $15.397     $14.875         $14.064          $13.317
Number of accumulation units
 outstanding at end of period       82,972     99,655     111,343         197,742          133,741

                                   1996         1995        1994      1993     1992
                                   ----         ----        ----      ----     ----
ING VP ASCENT PORTFOLIO
Value at beginning of period        $10.652     $10.000(1)
Value at end of period              $12.999     $10.652
Number of accumulation units
 outstanding at end of period        99,589      16,791
ING VP BALANCED PORTFOLIO,
INC.
Value at beginning of period        $13.803     $10.971     $11.164  $10.286  $12.717(1)
Value at end of period              $15.698     $13.803     $10.971  $11.164  $10.286
Number of accumulation units
 outstanding at end of period     3,885,730   6,430,772   3,541,703  318,711    6,537
ING VP BOND PORTFOLIO
Value at beginning of period        $12.212     $10.457     $11.006  $10.160  $37.815(2)
Value at end of period              $12.493     $12.212     $10.457  $11.006  $10.160
Number of accumulation units
 outstanding at end of period     1,947,629   4,853,662   1,988,960  166,913    4,196
ING VP CROSSROADS PORTFOLIO
Value at beginning of period        $10.594     $10.000(1)
Value at end of period              $12.430     $10.594
Number of accumulation units
 outstanding at end of period        74,128      16,953
ING VP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period        $13.972     $10.698     $10.940  $10.378  $84.249(3)
Value at end of period              $17.173     $13.972     $10.698  $10.940  $10.378
Number of accumulation units
 outstanding at end of period    15,372,944  30,554,957  11,117,383  879,670    3,107
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period              $10.924
Number of accumulation units
 outstanding at end of period        89,498
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP LEGACY PORTFOLIO
Value at beginning of period        $10.443     $10.000(1)
Value at end of period              $11.776     $10.443
Number of accumulation units
 outstanding at end of period        25,977       2,222

------------------------------------------------------------------

                                   2001         2000        1999        1998        1997
                                   ----         ----        ----        ----        ----
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period        $13.547     $12.894     $12.425     $11.930     $11.453
Value at end of period              $13.905     $13.547     $12.894     $12.425     $11.930
Number of accumulation units
 outstanding at end of period     1,134,800     894,024   1,034,154   1,146,661     974,714
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period        $18.568     $17.617     $13.633     $13.654     $13.503(1)
Value at end of period              $19.070     $18.568     $17.617     $13.633     $13.654
Number of accumulation units
 outstanding at end of period        51,364      64,122      19,165      91,992      17,392
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period         $5.831      $9.558(1)
Value at end of period               $4.436      $5.831
Number of accumulation units
 outstanding at end of period       172,469     127,430
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period        $20.602     $18.930     $16.030     $13.261     $12.904(1)
Value at end of period              $18.388     $20.602     $18.930     $16.030     $13.261
Number of accumulation units
 outstanding at end of period        68,336      27,040      23,354      60,870       6,194
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period        $12.101     $13.753     $10.008(1)
Value at end of period               $9.168     $12.101     $13.753
Number of accumulation units
 outstanding at end of period        21,607      16,498       2,630
AIM V.I. GROWTH FUND
Value at beginning of period         $9.477     $12.069      $9.663(1)
Value at end of period               $6.188      $9.477     $12.069
Number of accumulation units
 outstanding at end of period        22,530      15,454       1,843
AIM V.I. CORE EQUITY FUND
Value at beginning of period         $9.887     $11.716      $9.568(1)
Value at end of period               $7.534      $9.887     $11.716
Number of accumulation units
 outstanding at end of period        40,659      55,310      10,587
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period         $9.699     $11.506      $9.891(2)
Value at end of period               $8.375      $9.699     $11.506
Number of accumulation units
 outstanding at end of period        23,206      11,764       6,924
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period        $21.647     $22.626     $20.415     $17.779     $14.992
Value at end of period              $19.893     $21.647     $22.626     $20.415     $17.779
Number of accumulation units
 outstanding at end of period         7,168       7,201       8,236       8,742      20,122
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period        $19.565     $18.272     $17,400     $15.784     $12.475
Value at end of period              $18.363     $19.565     $18.272     $17.400     $15.784
Number of accumulation units
 outstanding at end of period       304,410     204,704     236,374     298,921     328,562
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period        $22.858     $25.999     $19.155     $13.904     $11.402
Value at end of period              $18.588     $22.858     $25.999     $19.155     $13.904
Number of accumulation units
 outstanding at end of period       497,068     536,656     474,649     324,558     229,060
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period        $15.514     $19.419     $13.786     $12.381     $11.238
Value at end of period              $12.077     $15.514     $19.419     $13.786     $12.381
Number of accumulation units
 outstanding at end of period        40,745      33,208      37,275      54,226      51,781
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period        $22.333     $24.217     $19.735     $15.374     $12.540
Value at end of period              $19.354     $22.333     $24.217     $19.735     $15.374
Number of accumulation units
 outstanding at end of period       350,846     365,499     449,134     488,102     465,699

                                   1996         1995        1994      1993     1992
                                   ----         ----        ----      ----     ----
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period        $11.007     $10.509     $10.223  $10.031  $34.122(4)
Value at end of period              $11.453     $11.007     $10.509  $10.223  $10.031
Number of accumulation units
 outstanding at end of period     1,984,269   4,354,272   1,822,449   90,782    2,808
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CORE EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period        $13.480     $10.518     $11.010  $10.296  $10.000(5)
Value at end of period              $14.992     $13.480     $10.518  $11.010  $10.296
Number of accumulation units
 outstanding at end of period         6,303      25,730         752    1,383       82
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period        $11.054     $10.000(1)
Value at end of period              $12.475     $11.054
Number of accumulation units
 outstanding at end of period       208,072     294,244
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period        $10.066     $10.000(1)
Value at end of period              $11.402     $10.066
Number of accumulation units
 outstanding at end of period       199,720     288,576
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period        $10.052     $10.000(1)
Value at end of period              $11.238     $10.052
Number of accumulation units
 outstanding at end of period        38,994      33,813
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMAR
PORTFOLIO
Value at beginning of period        $10.468     $10.000(1)
Value at end of period              $12.540     $10.468
Number of accumulation units
 outstanding at end of period       273,189     379,862

                                                                              73
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------------------------------------------------------------------

                                   2001         2000        1999        1998        1997
                                   ----         ----        ----        ----        ----
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period        $30.628     $45.486     $20.433     $15.410     $13.850
Value at end of period              $18.313     $30.628     $45.486     $20.433     $15.410
Number of accumulation units
 outstanding at end of period       759,840     986,825     828,592     512,154     469,230
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period        $24.030     $24.886     $19.880     $14.990     $12.431
Value at end of period              $22.613     $24.030     $24.886     $19.880     $14.990
Number of accumulation units
 outstanding at end of period       594,286     582,229     527,201     334,508     193,429
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $16.331     $15.562     $15.509     $14.393     $13.040
Value at end of period              $17.375     $16.331     $15.562     $15.509     $14.393
Number of accumulation units
 outstanding at end of period       114,775      62,404      73,596      85,517     109,812
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $24.782     $29.366     $20.651     $15.414     $12.716
Value at end of period              $18.419     $24.782     $29.366     $20.651     $15.414
Number of accumulation units
 outstanding at end of period       458,627     541,342     432,037     217,310     179,226
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $28.839     $34.626     $21.320     $16.745     $13.880
Value at end of period              $22.088     $28.839     $34.626     $21.320     $16.745
Number of accumulation units
 outstanding at end of period       760,308     966,698     902,510   1,069,704     953,522
OPPENHEIMER GLOBAL SECURITIES
FUND / VA
Value at beginning of period        $16.275     $15.681     $10.018     $10.027(1)
Value at end of period              $14.137     $16.275     $15.681     $10.018
Number of accumulation units
 outstanding at end of period       112,013      93,133      12,402       3,998
OPPENHEIMER STRATEGIC BOND
FUND / VA
Value at beginning of period        $10.185     $10.048      $9.895      $9.952(1)
Value at end of period              $10.545     $10.185     $10.048      $9.895
Number of accumulation units
 outstanding at end of period         9,854         831       5,340       3,006
ING VP NATURAL
RESOURCES TRUST
Value at beginning of period        $14.530     $12.428     $11.030     $13.896     $13.132
Value at end of period              $12.062     $14.530     $12.428     $11.030     $13.896
Number of accumulation units
 outstanding at end of period        40,257      44,844      57,916      89,735     149,149
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $36.551     $39.254     $26.713     $21.343     $21.038(1)
Value at end of period              $27.159     $36.551     $39.254     $26.713     $21.343
Number of accumulation units
 outstanding at end of period       300,792     335,970     278,562     303,746     296,540
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $20.426     $29.040     $19.489     $15.219     $15.411(1)
Value at end of period              $15.086     $20.426     $29.040     $19.489     $15.219
Number of accumulation units
 outstanding at end of period       420,422     455,264     485,026     695,813     742,913
ING MFS RESEARCH PORTFOLIO
Value at beginning of period        $17.889     $18.963     $15.481     $12.744     $12.995(1)
Value at end of period              $13.976     $17.889     $18.963     $15.481     $12.744
Number of accumulation units
 outstanding at end of period       351,117     395,373     408,870     605,271     664,979
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $26.160     $32.942     $21.057     $17.903     $17.682(1)
Value at end of period              $18.876     $26.160     $32.942     $21.057     $17.903
Number of accumulation units
 outstanding at end of period       254,404     286,301     316,726     360,392     411,600

                                   1996         1995        1994      1993     1992
                                   ----         ----        ----      ----     ----
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period        $12.992     $10.319     $10.000(1)
Value at end of period              $13.850     $12.992     $10.319
Number of accumulation units
 outstanding at end of period       590,904     723,839     131,702
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period        $10.835     $10.000(1)
Value at end of period              $12.431     $10.835
Number of accumulation units
 outstanding at end of period        74,184       7,772
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $12.094      $9.886     $10.000(1)
Value at end of period              $13.040     $12.094      $9.886
Number of accumulation units
 outstanding at end of period        96,128      84,048      15,893
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $10.870     $10.000(1)
Value at end of period              $12.716     $10.870
Number of accumulation units
 outstanding at end of period       132,465      26,022
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $10.893     $10.000(1)
Value at end of period              $13.880     $10.893
Number of accumulation units
 outstanding at end of period       520,275     227,582
OPPENHEIMER GLOBAL SECURITIES
FUND / VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC BOND
FUND / VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP NATURAL
RESOURCES TRUST
Value at beginning of period        $10.479      $9.079      $9.716  $10.000(1)
Value at end of period              $13.132     $10.479      $9.079   $9.716
Number of accumulation units
 outstanding at end of period       115,869     162,462     141,076   27,908
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS RESEARCH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                   2001         2000        1999        1998        1997
                                   ----         ----        ----        ----        ----
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $21.643     $21.922     $18.146     $14.400     $14.112(1)
Value at end of period              $19.189     $21.643     $21.922     $18.146     $14.400
Number of accumulation units
 outstanding at end of period       212,838     192,790     177,799     287,914     231,297

                                   1996         1995        1994      1993     1992
                                   ----         ----        ----      ----     ----
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during June 1999.
(2)  Funds were first received in this option during May 1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during September 1996, when the portfolio became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1993:
(1) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
(1) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(2) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(5) The initial accumulation unit value was established at $10.000 on November 2, 1992, the date on which the fund/portfolio became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE V
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
    INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997 (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                  2001      2000      1999      1998      1997
                                  ----      ----      ----      ----      ----
ING VP ASCENT PORTFOLIO
Value at beginning of period     $17.403   $17.783   $15.786   $15.364   $12.994(1)
Value at end of period           $15.163   $17.403   $17.783   $15.786   $15.364
Number of accumulation units
 outstanding at end of period        671       775     1,438     1,718       911
ING VP BALANCED PORTFOLIO,
INC.
Value at beginning of period     $23.939   $24.436   $21.834   $18.954   $15.823(1)
Value at end of period           $22.588   $23.939   $24.436   $21.834   $18.954
Number of accumulation units
 outstanding at end of period     16,028    16,800    28,079    30,064    25,112
ING VP BOND PORTFOLIO
Value at beginning of period     $15.007   $13.893   $14.208   $13.337   $12.417(1)
Value at end of period           $16.075   $15.007   $13.893   $14.208   $13.337
Number of accumulation units
 outstanding at end of period     13,589     7,623    22,155    18,429    36,018
ING VP CROSSROADS PORTFOLIO
Value at beginning of period               $16.319   $15.030   $14.406   $12.428(1)
Value at end of period                     $15.812   $16.319   $15.030   $14.406
Number of accumulation units
 outstanding at end of period                    0       470       458     7,855
ING VP GROWTH PORTFOLIO
Value at beginning of period     $20.569   $23.713   $17.834   $15.727(1)
Value at end of period           $14.777   $20.569   $23.713   $17.834
Number of accumulation units
 outstanding at end of period      8,427     9,672     5,532     2,089
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period     $25.162   $28.686   $24.800   $21.988   $17.728(1)
Value at end of period           $20.224   $25.162   $28.686   $24.800   $21.988
Number of accumulation units
 outstanding at end of period     80,698    91,088   134,360   148,051   188,162
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period     $20.427   $22.887   $18.691   $14.418   $11.345(1)
Value at end of period           $17.381   $20.427   $22.887   $18.691   $14.418
Number of accumulation units
 outstanding at end of period     25,188    24,239    31,248    23,367    11,672
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period     $14.653   $12.403   $10.872    $8.579(2)
Value at end of period           $14.242   $14.653   $12.403   $10.872
Number of accumulation units
 outstanding at end of period      5,969     1,566     1,361     1,230
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period     $10.391    $9.604    $8.800    $7.685(3)
Value at end of period           $10.481   $10.391    $9.604    $8.800
Number of accumulation units
 outstanding at end of period      4,090       964     1,041       807
ING VP LEGACY PORTFOLIO
Value at beginning of period               $14.774   $14.003   $13.292   $12.076(2)
Value at end of period                     $14.898   $14.774   $14.003   $13.292
Number of accumulation units
 outstanding at end of period                    0       502     1,188       397
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period     $13.422   $12.806   $12.372   $11.908   $11.572(1)
Value at end of period           $13.741   $13.422   $12.806   $12.372   $11.908
Number of accumulation units
 outstanding at end of period      4,687     6,362    28,274    32,767    23,882
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period     $18.396   $17.497   $13.574   $13.320(4)
Value at end of period           $18.845   $18.396   $17.497   $13.574
Number of accumulation units
 outstanding at end of period      1,605     1,843     1,733       797
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period      $5.821   $10.754(1)
Value at end of period            $4.417    $5.821
Number of accumulation units
 outstanding at end of period     13,314     8,565
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period     $20.412   $18.801   $15.960   $14.467(5)
Value at end of period           $18.172   $20.412   $18.801   $15.960
Number of accumulation units
 outstanding at end of period      3,848       762       299        54
AIM V.I. CORE EQUITY FUND
Value at beginning of period      $8.933(1)
Value at end of period            $7.483
Number of accumulation units
 outstanding at end of period      2,154

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------------------------------------------------------------------

                                  2001      2000      1999      1998      1997
                                  ----      ----      ----      ----      ----
AIM V.I. GROWTH FUND
Value at beginning of period      $9.437   $12.347(2)
Value at end of period            $6.146    $9.437
Number of accumulation units
 outstanding at end of period        307       279
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period      $9.203(2)
Value at end of period            $8.318
Number of accumulation units
 outstanding at end of period         13
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period     $19.384   $18.147   $17.325   $15.755   $12.668(1)
Value at end of period           $18.147   $19.384   $18.147   $17.325   $15.755
Number of accumulation units
 outstanding at end of period     11,575     4,142     8,863     6,720     9,385
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period     $22.646   $25.822   $19.072   $13.879   $11.373(1)
Value at end of period           $18.369   $22.646   $25.822   $19.072   $13.879
Number of accumulation units
 outstanding at end of period     11,273    13,914    23,653    17,622     8,432
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period     $15.370   $19.287   $13.727   $12.358   $11.356(1)
Value at end of period           $11.935   $15.370   $19.287   $13.727   $12.358
Number of accumulation units
 outstanding at end of period        846       878     1,319     1,827     2,264
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period     $22.126   $24.052   $19.649   $15.346   $12.473(1)
Value at end of period           $19.126   $22.126   $24.052   $19.649   $15.346
Number of accumulation units
 outstanding at end of period     20,194    19,458    20,988    20,097    19,168
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period     $30.344   $45.177   $20.345   $15.382   $12.282(1)
Value at end of period           $18.097   $30.344   $45.177   $20.345   $15.382
Number of accumulation units
 outstanding at end of period     27,005    34,444    29,490    12,305    10,357
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period     $23.807   $24.717   $19.794   $14.963   $12.742(1)
Value at end of period           $22.348   $23.807   $24.717   $19.794   $14.963
Number of accumulation units
 outstanding at end of period      9,179     6,368     6,163     7,705     7,255
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period     $16.179   $15.456   $15.442   $14.367   $13.043(1)
Value at end of period           $17.170   $16.179   $15.456   $15.442   $14.367
Number of accumulation units
 outstanding at end of period      1,348     3,166     2,080     3,383     2,833
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period     $24.552   $29.166   $20.562   $15.386   $12.975(1)
Value at end of period           $18.202   $24.552   $29.166   $20.562   $15.386
Number of accumulation units
 outstanding at end of period     10,801    12,556    11,840     4,445     3,305
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period     $28.571   $34.390   $21.228   $16.714   $14.460(1)
Value at end of period           $21.829   $28.571   $34.390   $21.228   $16.714
Number of accumulation units
 outstanding at end of period     30,915    33,746    31,115    28,230    23,481
OPPENHEIMER GLOBAL SECURITIES
FUND / VA
Value at beginning of period     $16.166   $15.615   $10.001    $9.378(6)
Value at end of period           $14.007   $16.166   $15.615   $10.001
Number of accumulation units
 outstanding at end of period      4,399     2,910       953        24
OPPENHEIMER STRATEGIC BOND
FUND / VA
Value at beginning of period     $10.117   $10.006    $9.878    $9.889(6)
Value at end of period           $10.449   $10.117   $10.006    $9.878
Number of accumulation units
 outstanding at end of period        152       153       114        67
ING VP NATURAL RESOURCES TRUST
Value at beginning of period     $14.395   $12.344   $10.982   $13.870   $12.300(1)
Value at end of period           $11.920   $14.395   $12.344   $10.982   $13.870
Number of accumulation units
 outstanding at end of period         32        33       191       753     4,339
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $36.213   $38.987   $26.598   $21.304   $21.005(3)
Value at end of period           $26.840   $36.213   $38.987   $26.598   $21.304
Number of accumulation units
 outstanding at end of period      3,303     4,077     3,143     1,926     2,468
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period     $20.236   $28.843   $19.405   $15.192   $15.386(3)
Value at end of period           $14.908   $20.236   $28.843   $19.405   $15.192
Number of accumulation units
 outstanding at end of period      7,437    12,426    11,547    13,060    11,491
ING MFS RESEARCH PORTFOLIO
Value at beginning of period     $17.723   $18.834   $15.414   $12.721   $12.975(3)
Value at end of period           $13.812   $17.723   $18.834   $15.414   $12.721
Number of accumulation units
 outstanding at end of period     12,675    15,099    18,743    21,363    17,743
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period     $25.917   $32.718   $20.966   $17.870   $17.653(3)
Value at end of period           $18.654   $25.917   $32.718   $20.966   $17.870
Number of accumulation units
 outstanding at end of period      3,764     5,490     5,869     5,411     4,502
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period     $21.443   $21.773   $18.068   $14.374   $14.090(3)
Value at end of period           $18.964   $21.443   $21.773   $18.068   $14.374
Number of accumulation units
 outstanding at end of period      9,150     9,182    10,244    16,259    14,429

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------------------------------------------------------------------

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during May 2001.
(2) Funds were first received in this option during April 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during July 2000.
(2) Funds were first received in this option during January 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during October 1998.
(3)  Funds were first received in this option during September 1998.
(4)  Funds were first received in this option during January 1998.
(5)  Funds were first received in this option during March 1998.
(6) Funds were first received in this option during December 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during April 1997.
(2)  Funds were first received in this option during May 1997.
(3)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE VI
                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   2001        2000        1999        1998        1997
                                   ----        ----        ----        ----        ----
ING VP ASCENT PORTFOLIO
Value at beginning of period       $17.786     $18.066     $15.942     $15.422     $13.943(1)
Value at end of period             $15.591     $17.786     $18.066     $15.942     $15.422
Number of accumulation units
 outstanding at end of period       21,776      21,776      21,776      24,014      23,868
ING VP BALANCED PORTFOLIO,
INC.
Value at beginning of period       $24.379     $24.762     $22.015     $19.016     $16.898(1)
Value at end of period             $23.119     $24.379     $24.762     $22.015     $19.016
Number of accumulation units
 outstanding at end of period      340,426     361,203     383,141     452,764     477,504
ING VP BOND PORTFOLIO
Value at beginning of period       $15.229     $14.042     $14.304     $13.373     $12.747(1)
Value at end of period             $16.378     $15.229     $14.042     $14.304     $13.373
Number of accumulation units
 outstanding at end of period      362,413     364,573     387,135     452,992     489,431
ING VP CROSSROADS PORTFOLIO
Value at beginning of period       $16.499     $16.579     $15.179     $14.461     $13.178(1)
Value at end of period             $15.207     $16.499     $16.579     $15.179     $14.461
Number of accumulation units
 outstanding at end of period        9,895       9.913       9,939      10,769      10,798
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period       $25.624     $29.069     $25.005     $22.060     $19.527(1)
Value at end of period             $20.700     $25.624     $29.069     $25.005     $22.060
Number of accumulation units
 outstanding at end of period    2,540,138   2,862,933   3,297,663   3,821,349   4,106,796
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period       $18.720(1)
Value at end of period             $17.668
Number of accumulation units
 outstanding at end of period        2,331
ING VP LEGACY PORTFOLIO
Value at beginning of period                               $14.141     $13.343     $12.335(1)
Value at end of period                                     $14.497     $14.141     $13.343
Number of accumulation units
 outstanding at end of period                                    0       1,958       2,254
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period       $13.547     $12.894     $12.425     $11.930     $11.654(1)
Value at end of period             $13.905     $13.547     $12.894     $12.425     $11.930
Number of accumulation units
 outstanding at end of period      362,580     424,946     457,619     505,775     580,412
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period        $5.841      $9.564(1)
Value at end of period              $4.454      $5.841
Number of accumulation units
 outstanding at end of period        7,505       7,135
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period       $19.565     $18.272     $17.400     $15.784     $14.017(1)
Value at end of period             $18.363     $19.565     $18.272     $17.400     $15.784
Number of accumulation units
 outstanding at end of period        5,108       7,656      11,370      13,539      35,342
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period       $22.858     $25.999     $19.155     $13.904     $12.498(1)
Value at end of period             $18.588     $22.858     $25.999     $19.155     $13.904
Number of accumulation units
 outstanding at end of period       30,698      29,626      32,858      24,195       3,029
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period       $22.333     $24.217     $19.735     $15.374     $13.535(1)
Value at end of period             $19.354     $22.333     $24.217     $19.735     $15.374
Number of accumulation units
 outstanding at end of period       11,769       8,064      13,750      14,618      13,675
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period       $30.628     $45.486     $20.433     $15.410     $13.806(1)
Value at end of period             $18.313     $30.628     $45.486     $20.433     $15.410
Number of accumulation units
 outstanding at end of period       34,366      37,118      34,550      24,373      19,818
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period       $24.030     $24.886     $19.880     $14.990     $13.554(1)
Value at end of period             $22.613     $24.030     $24.886     $19.880     $14.990
Number of accumulation units
 outstanding at end of period       30,038      16,214      12,101       6,712       2,819
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period       $16.331     $15.562     $15.509     $14.630(1)
Value at end of period             $17.375     $16.331     $15.562     $15.509
Number of accumulation units
 outstanding at end of period        3,110       3,110       3,110       5,158

------------------------------------------------------------------

                                   2001        2000        1999        1998        1997
                                   ----        ----        ----        ----        ----
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period       $24.782     $29.366     $20.651     $15.414     $13.985(1)
Value at end of period             $18.419     $24.782     $29.366     $20.651     $15.414
Number of accumulation units
 outstanding at end of period       45,290      46,192      29,284       1,028         750
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period       $28.839     $34.626     $21.320     $16.745     $15.851(1)
Value at end of period             $22.088     $28.839     $34.626     $21.320     $16.745
Number of accumulation units
 outstanding at end of period       36,002      42,596      44,861      45,971      44,433
ING VP NATURAL RESOURCES TRUST
Value at beginning of period       $14.530     $12.428     $11.030     $13.896     $13.610(1)
Value at end of period             $12.062     $14.530     $12.428     $11.030     $13.896
Number of accumulation units
 outstanding at end of period        1,753       1,753       1,753       1,753       1,753
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period       $36.551     $39.254     $26.713     $21.343     $21.038(2)
Value at end of period             $27.159     $36.551     $39.254     $26.713     $21.343
Number of accumulation units
 outstanding at end of period        9,287      11,362       9,451       9,947       8,563
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period       $20.426     $29.040     $19.489     $15.219     $15.411(2)
Value at end of period             $15.086     $20.426     $29.040     $19.489     $15.219
Number of accumulation units
 outstanding at end of period       15,417      13,795      12,142      11,330      11,848
ING MFS RESEARCH PORTFOLIO
Value at beginning of period       $17.889     $18.963     $15.481     $12.744     $12.995(2)
Value at end of period             $13.976     $17.889     $18.963     $15.481     $12.744
Number of accumulation units
 outstanding at end of period      141,938     162,448     135,420     148,963     141,582
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period       $26.160     $32.942     $21.057     $17.903     $17.682(2)
Value at end of period             $18.876     $26.160     $32.942     $21.057     $17.903
Number of accumulation units
 outstanding at end of period        2,389       4,808       4,496       5,245       3,986
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period       $21.643     $21.922     $18.146     $14.400     $14.112(2)
Value at end of period             $19.189     $21.643     $21.922     $18.146     $14.400
Number of accumulation units
 outstanding at end of period        6,688       4,920       4,491       4,730       3,310

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during August 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during August 2000. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1) Funds were first received in this option during February 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during November 1997.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT B GROUP DEFERRED VARIABLE PROSPECTUS DATED MAY 1, 2002 FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS, AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

____ PLEASE SEND AN ACCOUNT B STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.75996-02) DATED MAY 1, 2002.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER' S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.75996-02

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

             Group Variable Annuity Contracts for Employer-Sponsored
                           Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 2002.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                     ING Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                                          PAGE
                                                                                          ----
General Information and History                                                           2
Variable Annuity Account B                                                                2
Offering and Purchase of Contracts                                                        3
Performance Data                                                                          4
         General                                                                          4
         Average Annual Total Return Quotations                                           5
Income Phase Payments                                                                     9
Sales Material and Advertising                                                            10
Independent Auditors                                                                      10
Financial Statements of the Separate Account                                              S-1
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries           F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2001, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $21 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2000. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.) The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

-      ING VP Ascent Portfolio (Class R Shares)(1)
-      ING VP Balanced Portfolio, Inc. (Class R Shares)(1)
-      ING VP Bond Portfolio (Class R Shares)(1)
-      ING VP Crossroads Portfolio (Class R Shares)(1)
-      ING VP Growth Portfolio (Class R Shares)(1)
-      ING VP Growth and Income Portfolio (Class R Shares)(1)
-      ING VP Index Plus Large Cap Portfolio (Class R Shares)(1)
-      ING VP Index Plus Mid Cap Portfolio (Class R Shares)(1)
-      ING VP Index Plus Small Cap Portfolio (Class R Shares)(1)
-      ING VP International Equity Portfolio (Class R Shares)(1)
-      ING VP Legacy Portfolio (Class R Shares)(1)
-      ING VP Money Market Portfolio (Class R Shares)(1)
-      ING VP Small Company Portfolio (Class R Shares)(1)
-      ING VP Technology Portfolio (Class R Shares)(1)
-      ING VP Value Opportunity Portfolio (Class R Shares)(1)
-      ING VP Natural Resources Trust(1)(2)
-      ING VP Growth Opportunities Portfolio (Class R Shares)(1)
-      ING VP International Value Portfolio (Class R Shares)(1)
-      ING VP MagnaCap Portfolio (Class R Shares)(1)
-      ING VP MidCap Opportunities Portfolio (Class R Shares)(1)
-      ING VP SmallCap Opportunities Portfolio (Class R Shares)(1)
-      ING Alger Aggressive Growth Portfolio (Service Class)(1)
-      ING Alger Growth Portfolio (Service Class)(1)
-      ING American Century Small Cap Value Portfolio (Service Class)
-      ING Baron Small Cap Growth Portfolio (Service Class)
-      ING DSI Enhanced Index Portfolio (Service Class)(1)
-      ING Goldman Sachs(R) Capital Growth Portfolio (Service Class)(1)(3)
-      ING JPMorgan Mid Cap Value Portfolio (Service Class)
-      ING MFS Capital Opportunities Portfolio (Initial Class)(1)
-      ING MFS Emerging Equities Portfolio (Initial Class)(1)
-      ING MFS Global Growth Portfolio (Service Class)
-      ING MFS Research Portfolio (Initial Class)(1)
-      ING OpCap Balanced Value Portfolio (Service Class)(1)
-      ING PIMCO Total Return Portfolio (Service Class)
-      ING Salomon Brothers Capital Portfolio (Service Class)(1)
-      ING Salomon Brothers Investors Value Portfolio (Service Class)(1)
-      ING Scudder International Growth Portfolio (Initial Class)(1)
-      ING T. Rowe Price Growth Equity Portfolio (Initial Class)(1)
-      ING UBS Tactical Asset Allocation Portfolio (Service Class)(1)
-      ING Van Kampen Comstock Portfolio (Service Class)
-      AIM V.I. Capital Appreciation Fund (Series I Shares)
-      AIM V.I. Core Equity Fund (Series I Shares)(1)
-      AIM V.I. Growth Fund (Series I Shares)
-      AIM V.I. Premier Equity Fund (Series I Shares)(1)
-      Calvert Social Balanced Portfolio
-      Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
-      Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
-      Fidelity(R) VIP Growth Portfolio (Initial Class)
-      Fidelity(R) VIP Overseas Portfolio (Initial Class)
-      Franklin Small Cap Value Securities Fund (Class 2 Shares)(1)
-      Janus Aspen Aggressive Growth Portfolio (Institutional Shares)
-      Janus Aspen Balanced Portfolio (Institutional Shares)
-      Janus Aspen Flexible Income Portfolio (Institutional Shares)
-      Janus Aspen Growth Portfolio (Institutional Shares)
-      Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
-      Lord Abbett Growth and Income Portfolio (Class VC Shares)
-      Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)
-      Oppenheimer Global Securities Fund/VA
-      Oppenheimer Strategic Bond Fund/VA
-      Pioneer Equity Income VCT Portfolio (Class I Shares)
-      Pioneer Fund VCT Portfolio (Class I Shares)
-      Pioneer Mid Cap Value VCT Portfolio (Class I Shares)

(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix IV on page 48 in the prospectus for a complete list of former and current fund names.
(2) Transfer or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.
(3) Goldman Sachs(R)is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002, known as Aetna Investment Services, LLC) serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of IFA or of other registered broker-dealers who have entered into sales arrangements with IFA. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

                                           1/N
                             TR =  ((ERV/P)   ) - 1

Where:
TR = The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P = A hypothetical initial payment of $1,000.
N = The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the corresponding subaccount of the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, if any, and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the corresponding subaccount of the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2001 for the subaccounts under installment payment accounts with a $20 annual maintenance fee. Both sets of returns below reflect a mortality and expense risk charge of 1.25% annually and the 0.25% administrative expense charge applicable under some contracts. The non-standardized returns do not reflect the deduction of the early withdrawal charge. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING MFS Research Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc. (IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.


                                                                                                                         DATE
                                                                                                                     CONTRIBUTIONS
                                                                                           STANDARDIZED             FIRST RECEIVED
                                                                                                                       UNDER THE
                                                                                                                   SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SINCE
                         SUBACCOUNT                                   1 YEAR     5 YEAR     10 YEAR    INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------------

ING VP Ascent Portfolio (Class R Shares)                             (17.25%)     2.04%                   5.65%       08/31/1995

ING VP Balanced Portfolio, Inc. (Class R Shares)(1)                  (10.39%)     6.41%      8.55%

ING VP Bond Portfolio (Class R Shares)(1)                              1.74%      4.06%      5.15%

ING VP Crossroads Portfolio (Class R Shares)                         (12.99%)     2.44%                   5.25%       08/31/1995

ING VP Growth Portfolio (Class R Shares)                             (31.77%)                             5.30%       05/30/1997

ING VP Growth and Income Portfolio (Class R Shares)(1)               (23.67%)     2.23%      7.30%

ING VP Index Plus LargeCap Portfolio (Class R Shares)                (19.19%)     8.57%                   9.23%       10/31/1996

ING VP Index Plus MidCap Portfolio (Class R Shares)                   (7.68%)                             8.27%       05/04/1998

ING VP Index Plus SmallCap Portfolio (Class R Shares)                 (4.19%)                            (0.13%)      05/04/1998

ING VP International Equity Portfolio (Class R Shares)               (28.79%)                            (5.92%)      05/05/1998

ING VP Legacy Portfolio (Class R Shares)                              (8.67%)     3.39%                   5.33%       08/31/1995

ING VP Money Market Portfolio (Class R Shares)(1)(2)                  (2.76%)     2.61%      3.28%

ING VP Small Company Portfolio (Class R Shares)                       (2.71%)                            10.50%       05/30/1997

ING VP Technology Portfolio (Class R Shares)                         (27.94%)                           (40.63%)      05/01/2000

ING VP Value Opportunity Portfolio (Class R Shares)                  (15.45%)                            10.35%       05/30/1997

ING VP Natural Resources Trust(1)                                    (21.36%)    (2.96%)                  1.39%       05/28/1993

ING MFS Capital Opportunities Portfolio (Initial Class)              (29.61%)                             4.83%       11/28/1997

Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)         (29.61%)     8.27%                   8.38%       11/30/1992

ING MFS Emerging Equities Portfolio (Initial Class)                  (30.04%)                            (2.03%)      11/28/1997

Alger American Small Cap/ING MFS Emerging Equities(3)                (30.04%)     0.04%                   4.19%       09/30/1993

ING MFS Research Portfolio (Initial Class)                           (25.99%)                             0.25%       11/28/1997

American Century VP Capital Appreciation/ING MFS Research(3)         (25.99%)    (0.31%)                  3.60%       08/31/1992

ING Scudder International Growth Portfolio (Initial Class)           (31.65%)                             0.07%       11/28/1997

Scudder VLIF International/ING Scudder International Growth(3)       (31.65%)     1.24%                   5.53%       08/31/1992

ING T. Rowe Price Growth Equity Portfolio (Initial Class)            (16.01%)     9.60%                  12.80%       02/28/1995

Alger American Growth/ING T. Rowe Price Growth Equity(3)            (16.01%)                              6.17%       11/28/1997

AIM V.I. Capital Appreciation Fund (Series I Shares)                 (28.23%)                             4.65%       10/02/1998

AIM V.I. Core Equity Fund (Series I Shares)                          (27.82%)                             1.37%       10/02/1998

AIM V.I. Growth Fund (Series I Shares)                               (38.16%)                            (4.72%)      10/02/1998

AIM V.I. Premier Equity Fund (Series I Shares)                       (18.20%)                             4.45%       10/02/1998

Calvert Social Balanced Portfolio(1)                                 (12.94%)     4.45%                   6.80%       11/30/1992

Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)              (17.91%)     7.66%                  10.52%       06/30/1995

Fidelity(R) VIP Equity-Income Portfolio (Initial Class)              (11.09%)     6.64%                  10.92%       12/30/1994

Fidelity(R) VIP Growth Portfolio (Initial Class)                     (22.96%)     8.85%                  12.64%       12/30/1994

Fidelity(R) VIP Overseas Portfolio (Initial Class)                   (26.26%)     0.14%                   3.48%       01/31/1995

Janus Aspen Aggressive Growth Portfolio (Institutional Shares)       (43.37%)     4.38%                   7.04%       10/31/1994

Janus Aspen Balanced Portfolio (Institutional Shares)                (10.81%)    11.26%                  13.21%       01/31/1995

Janus Aspen Flexible Income Portfolio (Institutional Shares)           0.80%      4.54%                   6.95%       10/31/1994

Janus Aspen Growth Portfolio (Institutional Shares)                  (29.60%)     6.30%                  10.11%       07/29/1994

Janus Aspen Worldwide Growth Portfolio (Institutional Shares)        (27.44%)     8.32%                  13.56%       04/28/1995

Oppenheimer Global Securities Fund/VA                                (17.71%)                            11.02%       05/30/1997

Oppenheimer Strategic Bond Fund/VA                                    (1.91%)                             1.51%       05/30/1997


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.67%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.
(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                                                                                            FUND
                                                                                                                          INCEPTION
                                                                                         NON-STANDARDIZED                    DATE
                                                                    ---------------------------------------------------------------
                                                                                                               SINCE
                        SUBACCOUNT                               1 YEAR     3 YEARS   5 YEARS   10 YEARS      INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                          (12.89%)    (1.36%)    3.09%                 7.03%     07/05/1995

ING VP Balanced Portfolio, Inc. (Class R Shares)(1)                (5.67%)     1.11%     7.51%      8.55%

ING VP Bond Portfolio (Class R Shares)(1)                           7.09%      4.18%     5.13%      5.15%

ING VP Crossroads Portfolio (Class R Shares)                       (8.41%)    (0.56%)    3.50%                 6.53%     07/05/1995

ING VP Growth Portfolio (Class R Shares)                          (28.18%)    (6.10%)    8.02%                 8.26%     12/13/1996

ING VP Growth and Income Portfolio (Class R Shares)(1)            (19.65%)    (6.60%)    3.29%      7.30%

ING VP Index Plus LargeCap Portfolio (Class R Shares)             (14.94%)    (2.42%)    9.69%                10.96%     09/16/1996

ING VP Index Plus MidCap Portfolio (Class R Shares)                (2.82%)     9.39%                          13.32%     12/16/1997

ING VP Index Plus SmallCap Portfolio (Class R Shares)               0.85%      5.98%                           4.74%     12/19/1997

ING VP International Equity Portfolio (Class R Shares)            (25.05%)    (4.29%)                          1.32%     12/22/1997

ING VP Legacy Portfolio (Class R Shares)                           (3.86%)     1.54%     4.45%                 6.48%     07/05/1995

ING VP Money Market Portfolio (Class R Shares)(1)(2)                2.36%      3.54%     3.67%      3.28%

ING VP Small Company Portfolio (Class R Shares)                     2.42%     11.53%    12.85%                13.09%     12/27/1996

ING VP Technology Portfolio (Class R Shares)                      (24.14%)                                   (38.78%)    05/01/2000

ING VP Value Opportunity Portfolio (Class R Shares)               (10.99%)     4.40%    13.49%                13.81%     12/13/1996

ING VP Natural Resources Trust(1)                                 (17.22%)     2.74%    (1.95%)     3.04%

ING VP Growth Opportunities Portfolio (Class R Shares)            (39.53%)                                   (31.26%)    04/30/2000

ING VP International Value Portfolio (Class R Shares)             (13.03%)     9.36%                           9.93%     08/08/1997

ING VP MagnaCap Portfolio (Class R Shares)                        (11.81%)                                    (6.94%)    05/01/2000

ING VP MidCap Opportunities Portfolio (Class R Shares)            (33.98%)                                   (26.94%)    04/30/2000

ING VP SmallCap Opportunities Portfolio (Class R Shares)          (30.40%)    18.09%    16.77%                15.08%     05/06/1994

ING Alger Aggressive Growth Portfolio (Service Class)                                                          2.13%     12/10/2001

ING Alger Growth Portfolio (Service Class)                                                                     0.92%     12/10/2001

ING DSI Enhanced Index Portfolio (Service Class)                                                               0.63%     12/10/2001

ING Goldman Sachs(R) Capital Growth Portfolio
 (Service Class)                                                                                               0.79%     12/10/2001

ING MFS Capital Opportunities Portfolio (Initial Class)           (25.91%)     0.28%                           6.12%     11/28/1997

Neuberger Berman AMT Growth/ING MFS Capital
  Opportunities(3)                                                (25.91%)     0.28%     9.39%      8.78%

ING MFS Emerging Equities Portfolio (Initial Class)               (26.35%)    (8.44%)                         (0.79%)    11/28/1997

Alger American Small Cap/ING MFS Emerging Equities(3)             (26.36%)    (8.44%)    1.07%      5.13%

ING MFS Research Portfolio (Initial Class)                        (22.09%)    (3.62%)                          1.52%     11/28/1997

American Century VP Capital Appreciation/ING MFS
 Research(3)                                                      (22.09%)    (3.62%)    0.72%      2.63%

ING OpCap Balanced Value Portfolio (Service Class)                                                            (0.43%)    12/10/2001

ING Salomon Brothers Capital Portfolio (Service Class)                                                         2.19%     12/10/2001

ING Salomon Brothers Investors Value Portfolio
(Service Class)                                                                                                1.38%     12/10/2001

ING Scudder International Growth Portfolio (Initial Class)        (28.05%)    (3.84%)                          1.33%     11/28/1997

Scudder VLIF International/ING Scudder International
 Growth(3)                                                        (28.05%)    (3.84%)    2.28%      5.77%

ING T. Rowe Price Growth Equity Portfolio (Initial Class)         (11.59%)     1.60%                           7.51%     11/28/1997

Alger American Growth/ING T. Rowe Price Growth Equity(3)          (11.59%)     1.60%     10.73%    12.79%

ING UBS Tactical Asset Allocation Portfolio (Service Class)                                                    0.57%     12/10/2001

AIM V.I. Capital Appreciation Fund (Series I Shares)              (24.46%)    (1.89%)    4.41%                10.07%     05/05/1993

AIM V.I. Core Equity Fund (Series I Shares)                       (24.02%)    (5.44%)    5.67%                 9.69%     05/02/1994

AIM V.I. Growth Fund (Series I Shares)                            (34.90%)   (12.10%)    2.32%                 7.18%     05/05/1993

AIM V.I. Premier Equity Fund (Series I Shares)                    (13.90%)    (2.53%)    8.04%                11.71%     05/05/1993

Calvert Social Balanced Portfolio(1)                               (8.36%)    (1.13%)    5.53%      7.15%

Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)           (13.58%)    (0.92%)    8.77%                14.02%     01/03/1995

Fidelity(R) VIP Equity-Income Portfolio (Initial Class)(1)         (6.40%)     1.53%     7.74%     11.90%

Fidelity(R) VIP Growth Portfolio (Initial Class)(1)               (18.91%)    (1.27%)    9.97%     11.69%

                                                                                                                            FUND
                                                                                                                          INCEPTION
                                                                                         NON-STANDARDIZED                    DATE
                                                                    ---------------------------------------------------------------
                                                                                                               SINCE
                        SUBACCOUNT                               1 YEAR     3 YEARS   5 YEARS   10 YEARS      INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Initial Class)(1)             (22.37%)    (4.58%)    1.17%      4.29%

Franklin Small Cap Value Securities Fund (Class 2 Shares)          12.08%     11.29%                           1.67%     05/01/1998

Janus Aspen Aggressive Growth Portfolio (Institutional Shares)    (40.38%)    (3.85%)    5.46%                10.82%     09/13/1993

Janus Aspen Balanced Portfolio (Institutional Shares)              (6.12%)     4.10%    12.41%                12.59%     09/13/1993

Janus Aspen Flexible Income Portfolio (Institutional Shares)        6.10%      3.58%     5.62%                 6.50%     09/13/1993

Janus Aspen Growth Portfolio (Institutional Shares)               (25.89%)    (4.01%)    7.40%                10.14%     09/13/1993

Janus Aspen Worldwide Growth Portfolio (Institutional Shares)     (23.62%)     0.91%     9.44%                14.01%     09/13/1993

Lord Abbett Growth and Income Portfolio (Class VC Shares)(1)       (8.14%)     6.40%    10.46%     12.40%

Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)               6.42%                                     21.74%     09/15/1999

Oppenheimer Global Securities Fund/VA(1)                          (13.38%)    11.86%    13.66%     12.18%

Oppenheimer Strategic Bond Fund/VA                                  3.25%      1.87%     2.78%                 4.01%     05/03/1993

Pioneer Equity Income VCT Portfolio (Class I Shares)               (8.37%)     1.10%    10.55%                12.86%     03/01/1995

Pioneer Fund VCT Portfolio (Class I Shares)                       (12.19%)    (0.02%)                          6.61%     10/31/1997

Pioneer Mid Cap Value VCT Portfolio (Class I Shares)                4.89%      10.72%    9.54%                11.20%     03/01/1995

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

** Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.67%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be
20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the
--------
* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements and review of filings made with the SEC. Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT B
                                     INDEX

                                                                PAGE
                                                              --------
Statement of Assets and Liabilities.........................     S-2

Statement of Operations.....................................     S-9

Statements of Changes in Net Assets.........................     S-9

Condensed Financial Information.............................    S-10

Notes to Financial Statements...............................    S-24

Report of Independent Auditors..............................    S-47

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001
ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                      Net
                                                               Shares              Cost            Assets
                                                               ------              ----            ------
  Aetna Ascent VP                                           1,088,304    $   15,815,611    $   13,875,871
  Aetna Balanced VP, Inc.                                  15,711,135       229,580,461       189,947,624
  Aetna Bond VP                                            11,155,136       143,268,042       144,459,012
  Aetna Crossroads VP                                       1,412,700        19,037,152        17,390,337
  Aetna GET Fund, Series D                                 12,314,500       124,353,556       119,943,234
  Aetna GET Fund, Series E                                 30,495,731       314,738,971       300,382,953
  Aetna GET Fund, Series G                                 17,292,535       173,328,945       171,369,027
  Aetna GET Fund, Series H                                 13,116,129       134,580,235       131,685,935
  Aetna GET Fund, Series I                                  8,784,141        88,253,709        87,402,202
  Aetna GET Fund, Series J                                  7,594,044        76,465,610        74,801,330
  Aetna GET Fund, Series K                                  8,873,577        90,164,047        88,558,302
  Aetna GET Fund, Series L                                  8,148,546        82,337,273        80,344,662
  Aetna GET Fund, Series M                                 12,555,053       126,755,617       123,165,075
  Aetna GET Fund, Series N                                 10,155,897       102,401,962       104,605,741
  Aetna GET Fund, Series P                                  8,251,720        82,819,738        83,012,301
  Aetna GET Fund, Series Q                                    161,926         1,619,591         1,620,348
  Aetna Growth and Income VP                               33,963,483       960,964,170       663,646,452
  Aetna Growth VP                                           5,403,321        55,538,229        52,088,016
  Aetna Index Plus Large Cap VP                            16,216,575       271,339,503       224,761,728
  Aetna Index Plus Mid Cap VP                                 680,504         9,502,672         9,214,027
  Aetna Index Plus Small Cap VP                               207,813         2,361,104         2,410,626
  Aetna International VP                                    1,011,511         7,745,617         7,990,934
  Aetna Legacy VP                                           1,947,177        24,416,643        23,346,657
  Aetna Money Market VP                                    21,987,775       291,406,975       293,026,678
  Aetna Small Company VP                                    3,751,585        60,925,431        62,576,432
  Aetna Technology VP                                       2,592,691        11,873,209        11,744,890
  Aetna Value Opportunity VP                                1,989,602        29,280,623        26,362,220
  AIM V.I. Funds:
    Capital Appreciation Fund                               1,082,359        34,045,585        23,508,842
    Government Securities Fund                                793,482         9,273,209         9,148,842
    Growth and Income Fund                                  2,121,662        61,162,059        42,857,568
    Growth Fund                                             1,695,601        46,594,677        27,756,988
    Value Fund                                              3,169,496        89,591,378        74,007,730
  Alger American Funds:
    Balanced Portfolio                                        287,877         4,087,017         3,765,427
    Income & Growth Portfolio                               1,067,110        14,454,506        11,279,354
    Leveraged AllCap Portfolio                                330,389        15,055,043        10,423,772
  Alliance Funds:
    Growth and Income Portfolio                             1,271,515        29,473,164        28,176,776
    Premier Growth Portfolio                                  339,110         9,849,017         8,532,015
    Quasar Portfolio                                           90,939           852,298           910,302
  American Century VP Funds:
    Balanced Fund                                             310,007         2,274,010         2,042,947
    International Fund                                        418,677         4,176,556         2,759,081
  Calvert Social Balanced Portfolio                         1,113,898         2,368,856         1,959,346
  Federated Insurance Series:
    American Leaders Fund II                                4,321,694        82,596,996        83,192,617

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

                                                                                                      Net
                                                               Shares              Cost            Assets
                                                               ------              ----            ------
    Equity Income Fund II                                   1,399,160    $   18,664,947    $   17,475,504
    Growth Strategies Fund II                               1,188,348        26,101,950        20,974,345
    High Income Bond Fund II                                2,707,153        25,753,022        20,899,224
    International Equity Fund II                              964,484        16,498,191        10,975,829
    Prime Money Fund II                                     8,811,721         8,811,721         8,811,721
    U.S. Government Securities Fund II                      1,023,793        11,168,962        11,701,955
    Utility Fund II                                         1,275,802        16,968,875        13,230,067
  Fidelity-Registered Trademark- Variable Insurance
    Products Funds:
    Asset Manager Portfolio -- Initial Class                  971,360        15,663,632        14,094,432
    Contrafund-Registered Trademark- Portfolio --
      Initial Class                                         8,643,758       204,483,677       173,998,846
    Equity-Income Portfolio -- Initial Class                8,484,355       200,043,432       193,019,070
    Growth Portfolio -- Initial Class                       4,978,243       230,739,612       167,318,754
    High Income Portfolio -- Initial Class                  6,144,285        50,562,454        39,384,866
    Index 500 Portfolio -- Initial Class                      774,834       112,730,031       100,782,644
    Investment Grade Bond Portfolio -- Initial Class          238,677         2,895,492         3,083,702
    Overseas Portfolio -- Initial Class                       714,297        13,935,474         9,914,449
  Janus Aspen Series:
    Aggressive Growth Portfolio -- I Shares                 6,451,608       230,159,108       141,806,354
    Balanced Portfolio -- I Shares                         10,644,264       259,828,435       240,241,035
    Flexible Income Portfolio -- I Shares                   2,053,192        23,727,351        23,940,216
    Growth Portfolio -- I Shares                            8,892,289       254,623,884       176,778,711
    Worldwide Growth Portfolio -- I Shares                 11,611,628       445,168,249       331,395,857
  MFS-Registered Trademark- Funds:
    Global Government Series                                  172,686         1,724,214         1,742,404
    Total Return Series                                     5,046,188        93,513,316        93,909,551
  Mitchell Hutchins Tactical Allocation Portfolio           1,129,585        17,186,186        14,334,434
  Oppenheimer Funds:
    Aggressive Growth Fund/VA                                 993,355        41,547,885        40,449,398
    Global Securities Fund/VA                                 718,166        19,410,146        16,402,909
    Main Street Growth & Income Fund/VA                     3,460,173        76,087,806        65,708,686
    Strategic Bond Fund/VA                                  6,253,640        29,081,847        28,891,817
  Pilgrim Funds:
    Emerging Markets Fund                                     184,958         1,316,419           911,844
    Natural Resources Trust Fund                              161,512         2,105,803         2,002,754
  Pilgrim Variable Funds:
    Growth Opportunities Portfolio -- Class S                  25,765           141,505           141,451
    Magna Cap Portfolio -- Class S                             47,941           424,228           430,510
    Mid Cap Opportunities Portfolio -- Class S                143,159           854,323           864,683
    Small Cap Opportunities Portfolio -- Class S               67,872         1,253,809         1,280,069
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities Portfolio -- I Class      2,316,819       100,026,276        62,832,128
    PPI MFS Emerging Equities Portfolio -- I Class          2,247,369       104,364,788        91,535,353
    PPI MFS Research Growth Portfolio -- I Class            8,567,145       110,137,720        69,393,878
    PPI Scudder International Growth Portfolio -- I
      Class                                                 3,035,807        30,089,100        30,449,146
    PPI T. Rowe Price Growth Equity Portfolio -- I
      Class                                                 1,972,530       116,031,960        89,395,051
  Prudential Jennison Portfolio                                39,217           702,834           723,553
  SP Jennison International Growth Portfolio                   10,918            58,630            59,286
                                                                         --------------    --------------
NET ASSETS                                                               $6,851,316,361    $5,771,340,707
                                                                         ==============    ==============

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.......................    $   13,540,715
    Annuity contracts in payment period.....................           335,156
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.......................       152,717,924
    Annuity contracts in payment period.....................        37,229,700
Aetna Bond VP
    Annuity contracts in accumulation.......................       135,538,187
    Annuity contracts in payment period.....................         8,920,825
Aetna Crossroads VP
    Annuity contracts in accumulation.......................        15,875,749
    Annuity contracts in payment period.....................         1,514,588
Aetna GET Fund, Series D
    Annuity contracts in accumulation.......................       119,943,234
Aetna GET Fund, Series E
    Annuity contracts in accumulation.......................       300,382,953
Aetna GET Fund, Series G
    Annuity contracts in accumulation.......................       171,369,027
Aetna GET Fund, Series H
    Annuity contracts in accumulation.......................       131,685,935
Aetna GET Fund, Series I
    Annuity contracts in accumulation.......................        87,402,202
Aetna GET Fund, Series J
    Annuity contracts in accumulation.......................        74,801,330
Aetna GET Fund, Series K
    Annuity contracts in accumulation.......................        88,558,302
Aetna GET Fund, Series L
    Annuity contracts in accumulation.......................        80,344,662
Aetna GET Fund, Series M
    Annuity contracts in accumulation.......................       123,165,075
Aetna GET Fund, Series N
    Annuity contracts in accumulation.......................       104,605,741
Aetna GET Fund, Series P
    Annuity contracts in accumulation.......................        83,012,301
Aetna GET Fund, Series Q
    Annuity contracts in accumulation.......................         1,620,348
Aetna Growth and Income VP
    Annuity contracts in accumulation.......................       535,753,075
    Annuity contracts in payment period.....................       127,893,377
Aetna Growth VP
    Annuity contracts in accumulation.......................        47,460,299
    Annuity contracts in payment period.....................         4,627,717
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.......................       181,854,675
    Annuity contracts in payment period.....................        42,907,053
Aetna Index Plus Mid Cap VP
    Annuity contracts in accumulation.......................         9,214,027

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

Aetna Index Plus Small Cap VP
    Annuity contracts in accumulation.......................    $    2,410,626
Aetna International VP
    Annuity contracts in accumulation.......................         7,627,170
    Annuity contracts in payment period.....................           363,764
Aetna Legacy VP
    Annuity contracts in accumulation.......................        20,015,480
    Annuity contracts in payment period.....................         3,331,177
Aetna Money Market VP
    Annuity contracts in accumulation.......................       283,692,298
    Annuity contracts in payment period.....................         9,334,380
Aetna Small Company VP
    Annuity contracts in accumulation.......................        58,389,629
    Annuity contracts in payment period.....................         4,186,803
Aetna Technology VP
    Annuity contracts in accumulation.......................        11,744,890
Aetna Value Opportunity VP
    Annuity contracts in accumulation.......................        26,362,220
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.......................        22,655,949
    Annuity contracts in payment period.....................           852,893
  Government Securities Fund
    Annuity contracts in accumulation.......................         9,148,842
  Growth and Income Fund
    Annuity contracts in accumulation.......................        38,679,045
    Annuity contracts in payment period.....................         4,178,523
  Growth Fund
    Annuity contracts in accumulation.......................        26,700,689
    Annuity contracts in payment period.....................         1,056,299
  Value Fund
    Annuity contracts in accumulation.......................        70,561,466
    Annuity contracts in payment period.....................         3,446,264
Alger American Funds:
  Balanced Portfolio
    Annuity contracts in accumulation.......................         3,765,427
  Income & Growth Portfolio
    Annuity contracts in accumulation.......................        11,279,354
  Leveraged AllCap Portfolio
    Annuity contracts in accumulation.......................        10,423,772
Alliance Funds:
  Growth and Income Portfolio
    Annuity contracts in accumulation.......................        28,176,776
  Premier Growth Portfolio
    Annuity contracts in accumulation.......................         8,532,015
  Quasar Portfolio
    Annuity contracts in accumulation.......................           910,302
American Century VP Funds:
  Balanced Fund
    Annuity contracts in accumulation.......................         2,042,947

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  International Fund
    Annuity contracts in accumulation.......................    $    2,759,081
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.......................         1,959,346
Federated Insurance Series:
  American Leaders Fund II
    Annuity contracts in accumulation.......................        83,034,442
    Annuity contracts in payment period.....................           158,175
  Equity Income Fund II
    Annuity contracts in accumulation.......................        17,415,666
    Annuity contracts in payment period.....................            59,838
  Growth Strategies Fund II
    Annuity contracts in accumulation.......................        20,974,345
  High Income Bond Fund II
    Annuity contracts in accumulation.......................        20,876,591
    Annuity contracts in payment period.....................            22,633
  International Equity Fund II
    Annuity contracts in accumulation.......................        10,925,630
    Annuity contracts in payment period.....................            50,199
  Prime Money Fund II
    Annuity contracts in accumulation.......................         8,811,721
  U.S. Government Securities Fund II
    Annuity contracts in accumulation.......................        11,701,955
  Utility Fund II
    Annuity contracts in accumulation.......................        13,189,192
    Annuity contracts in payment period.....................            40,875
Fidelity-Registered Trademark- Variable Insurance Products
  Funds:
  Asset Manager Portfolio -- Initial Class
    Annuity contracts in accumulation.......................        14,094,432
  Contrafund-Registered Trademark- Portfolio -- Initial
    Class
    Annuity contracts in accumulation.......................       173,998,846
  Equity-Income Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       193,019,070
  Growth Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       167,318,754
  High Income Portfolio -- Initial Class
    Annuity contracts in accumulation.......................        38,455,260
    Annuity contracts in payment period.....................           929,606
  Index 500 Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       100,782,644
  Investment Grade Bond Portfolio -- Initial Class
    Annuity contracts in accumulation.......................         3,083,702
  Overseas Portfolio -- Initial Class
    Annuity contracts in accumulation.......................         9,914,449
Janus Aspen Series:
  Aggressive Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................       141,806,354
  Balanced Portfolio -- I Shares
    Annuity contracts in accumulation.......................       240,241,035
  Flexible Income Portfolio -- I Shares
    Annuity contracts in accumulation.......................        23,940,216

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................    $  165,825,143
    Annuity contracts in payment period.....................        10,953,568
  Worldwide Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................       319,679,090
    Annuity contracts in payment period.....................        11,716,767
MFS-Registered Trademark- Funds:
  Global Government Series
    Annuity contracts in accumulation.......................         1,742,404
  Total Return Series
    Annuity contracts in accumulation.......................        93,909,551
Mitchell Hutchins Tactical Allocation Portfolio
    Annuity contracts in accumulation.......................        14,334,434
Oppenheimer Funds:
  Aggressive Growth Fund/VA
    Annuity contracts in accumulation.......................        39,285,820
    Annuity contracts in payment period.....................         1,163,578
  Global Securities Fund/VA
    Annuity contracts in accumulation.......................        16,402,909
  Main Street Growth & Income Fund/VA
    Annuity contracts in accumulation.......................        62,764,050
    Annuity contracts in payment period.....................         2,944,636
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.......................        28,186,645
    Annuity contracts in payment period.....................           705,172
Pilgrim Funds:
  Emerging Markets Fund
    Annuity contracts in accumulation.......................           911,844
  Natural Resources Trust Fund
    Annuity contracts in accumulation.......................         2,002,754
Pilgrim Variable Funds:
  Growth Opportunities Portfolio -- Class S
    Annuity contracts in accumulation.......................           141,451
  Magna Cap Portfolio -- Class S
    Annuity contracts in accumulation.......................           430,510
  Mid Cap Opportunities Portfolio -- Class S
    Annuity contracts in accumulation.......................           864,683
  Small Cap Opportunities Portfolio -- Class S
    Annuity contracts in accumulation.......................         1,280,069
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio -- I Class
    Annuity contracts in accumulation.......................        58,410,271
    Annuity contracts in payment period.....................         4,421,857
  PPI MFS Emerging Equities Portfolio -- I Class
    Annuity contracts in accumulation.......................        89,074,576
    Annuity contracts in payment period.....................         2,460,777
  PPI MFS Research Growth Portfolio -- I Class
    Annuity contracts in accumulation.......................        69,393,878
  PPI Scudder International Growth Portfolio -- I Class
    Annuity contracts in accumulation.......................        29,651,417
    Annuity contracts in payment period.....................           797,729

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  PPI T. Rowe Price Growth Equity Portfolio -- I Class
    Annuity contracts in accumulation.......................    $   87,329,290
    Annuity contracts in payment period.....................         2,065,761
Prudential Jennison Portfolio
    Annuity contracts in accumulation.......................           723,553
SP Jennison International Growth Portfolio
    Annuity contracts in accumulation.......................            59,286
                                                                --------------
                                                                $5,771,340,707
                                                                ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B

STATEMENT OF OPERATIONS

                                                                    YEAR ENDED
                                                                DECEMBER 31, 2001
                                                                -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
Dividends...................................................     $   218,813,159
Expenses: (Notes 2 and 5)
  Valuation period deductions...............................         (78,210,934)
                                                                 ---------------
Net investment income.......................................     $   140,602,225
                                                                 ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on sales of investments: (Notes 1, 4 and
  5)
  Proceeds from sales.......................................     $ 2,444,944,910
  Cost of investments sold..................................      (3,030,846,267)
                                                                 ---------------
  Net realized loss on investments..........................        (585,901,357)
                                                                 ---------------
Net unrealized loss on investments: (Note 5)
  Beginning of year.........................................        (650,455,465)
  End of year...............................................      (1,079,975,654)
                                                                 ---------------
    Net change in unrealized loss on investments............        (429,520,189)
                                                                 ---------------
Net realized and unrealized loss on investments.............      (1,015,421,546)
                                                                 ---------------
Net decrease in net assets resulting from operations........     $  (874,819,321)
                                                                 ---------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED DECEMBER 31,
                                                                     2001               2000
                                                                     ----               ----
FROM OPERATIONS:
Net investment income.......................................    $   140,602,225    $   443,418,285
Net realized (loss) gain on investments.....................       (585,901,357)       331,595,273
Net change in unrealized loss on investments................       (429,520,189)    (1,510,718,463)
                                                                ---------------    ---------------
Net decrease in net assets resulting from operations........       (874,819,321)      (735,704,905)
                                                                ---------------    ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments.................        238,895,881        587,979,766
Transfers from the Company for mortality guarantee
  adjustments...............................................          6,961,311          1,823,656
Transfer from the Company's other variable annuity
  accounts..................................................        566,193,784        813,910,948
Redemptions by contract holders.............................       (458,712,625)      (481,282,116)
Annuity payments............................................        (37,204,692)       (40,923,357)
Other.......................................................          5,760,734          4,610,611
                                                                ---------------    ---------------
  Net increase in net assets from unit transactions (Note
    6)......................................................        321,894,393        886,119,508
                                                                ---------------    ---------------
Change in net assets........................................       (552,924,928)       150,414,603
NET ASSETS:
Beginning of year...........................................      6,324,265,635      6,173,851,032
                                                                ---------------    ---------------
End of year.................................................    $ 5,771,340,707    $ 6,324,265,635
                                                                ---------------    ---------------

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit                                                                   Units
                                              --------                                                 Investment     Outstanding
                                       Beginning      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:                                                                     .45% to 2.25%         1.59%
Non-Qualified V                         $ 17.566     $ 15.344     (12.65%)                                               76,069.1
Non-Qualified V (0.75)                    17.996       15.799     (12.21%)                                              123,989.2
Non-Qualified VII                         17.415       15.187     (12.79%)                                              554,667.1
Non-Qualified VIII                        15.521       13.557     (12.65%)                                              121,058.6
Non-Qualified IX                          17.403       15.163     (12.87%)                                                  671.0
Non-Qualified X                           17.786       15.591     (12.34%)                                               21,776.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:                                                             .45% to 2.25%         5.84%
Non-Qualified V                           24.163       22.856      (5.41%)                                            1,725,814.1
Non-Qualified V (0.75)                    24.755       23.535      (4.93%)                                            1,282,885.1
Non-Qualified VI                          20.348       19.259      (5.35%)                                               26,628.7
Non-Qualified VII                         23.622       22.309      (5.56%)                                            1,777,783.9
Non-Qualified VIII                        16.759       15.852      (5.41%)                                              387,906.9
Non-Qualified IX                          23.939       22.588      (5.64%)                                               16,028.2
Non-Qualified X                           24.379       23.119      (5.17%)                                              340,426.1
Non-Qualified XI                          20.530       19.481      (5.11%)                                                3,129.6
Non-Qualified XII                         11.741       11.157      (4.97%)                                                5,807.6
Non-Qualified XIII                        11.457       10.870      (5.12%)                                            1,075,273.9
Non-Qualified XIV                         11.372       10.757      (5.41%)                                              759,422.0
Non-Qualified XV                          11.330       10.701      (5.55%)                                              390,129.6
Non-Qualified XVI                          9.532        8.998      (5.60%)                                              255,686.3
Non-Qualified XVII                        29.875       30.012       0.46%     (10)                                           32.2
Non-Qualified XVIII                        9.520        8.945      (6.04%)                                               74,574.8
Non-Qualified XIX                          9.524        8.963      (5.89%)                                              156,037.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:                                                                       .45% to 2.25%         6.51%
Non-Qualified V                           15.147       16.266       7.39%                                               862,575.0
Non-Qualified V (0.75)                    15.519       16.749       7.93%                                             1,582,542.7
Non-Qualified VI                          13.860       14.892       7.45%                                                54,433.1
Non-Qualified VII                         14.811       15.880       7.22%                                             2,227,649.4
Non-Qualified VIII                        12.640       13.573       7.38%                                               512,374.0
Non-Qualified IX                          15.007       16.075       7.12%                                                13,589.4
Non-Qualified X                           15.229       16.378       7.54%                                               362,413.1
Non-Qualified XI                          13.934       14.995       7.61%                                                 5,034.9
Non-Qualified XII                         11.121       11.996       7.87%                                                   808.9
Non-Qualified XIII                        11.018       11.867       7.71%                                             1,338,811.7
Non-Qualified XIV                         10.937       11.743       7.37%                                             1,394,133.1
Non-Qualified XV                          10.896       11.682       7.21%                                               504,705.6
Non-Qualified XVI                         10.472       11.222       7.16%                                               358,474.3
Non-Qualified XVIII                       10.459       11.157       6.67%                                               134,013.2
Non-Qualified XIX                         10.463       11.178       6.83%                                               174,378.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                                                                 .45% to 2.25%         2.50%
Non-Qualified V                           16.295       14.966      (8.16%)                                               99,985.8
Non-Qualified V (0.75)                    16.694       15.410      (7.69%)                                              120,718.7
Non-Qualified VII                         16.155       14.814      (8.30%)                                              671,069.7
Non-Qualified VIII                        14.665       13.468      (8.16%)                                              177,459.5
Non-Qualified X                           16.499       15.207      (7.83%)                                                9,895.0
Non-Qualified XVII                        16.387       15.133      (7.65%)                                                2,468.9
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:                                                            .70% to 2.15%         1.44%
Non-Qualified V                           10.188       10.235       0.46%                                             1,682,213.2
Non-Qualified V (0.75)                    10.301       10.402       0.98%                                             1,182,191.8
Non-Qualified VII                         10.150       10.181       0.31%                                             3,609,935.1
Non-Qualified VIII                        10.199       10.246       0.46%                                             1,702,121.6
Non-Qualified IX                          10.131       10.153       0.22%                                                   307.4
Non-Qualified X                           10.188       10.235       0.46%                                               150,204.9
Non-Qualified XIII                        10.258       10.337       0.77%                                             1,397,580.0
Non-Qualified XIV                         10.190       10.237       0.46%                                             1,561,773.4
Non-Qualified XV                          10.156       10.187       0.31%                                               418,259.5
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------  --------------

                                       Net Assets
                                         at End
                                        of Year
-----------------------------------
AETNA ASCENT VP:
Non-Qualified V                      $    1,167,204
Non-Qualified V (0.75)                    1,958,905
Non-Qualified VII                         8,423,729
Non-Qualified VIII                        1,641,192
Non-Qualified IX                             10,174
Non-Qualified X                             339,511
Annuity contracts in payment period         335,156
-----------------------------------
AETNA BALANCED VP, INC.:
Non-Qualified V                          39,445,206
Non-Qualified V (0.75)                   30,192,700
Non-Qualified VI                            512,842
Non-Qualified VII                        39,660,581
Non-Qualified VIII                        6,149,100
Non-Qualified IX                            362,046
Non-Qualified X                           7,870,310
Non-Qualified XI                             60,968
Non-Qualified XII                            64,795
Non-Qualified XIII                       11,688,227
Non-Qualified XIV                         8,169,102
Non-Qualified XV                          4,174,777
Non-Qualified XVI                         2,300,665
Non-Qualified XVII                              966
Non-Qualified XVIII                         667,072
Non-Qualified XIX                         1,398,567
Annuity contracts in payment period      37,229,700
-----------------------------------
AETNA BOND VP:
Non-Qualified V                          14,030,645
Non-Qualified V (0.75)                   26,506,008
Non-Qualified VI                            810,618
Non-Qualified VII                        35,375,072
Non-Qualified VIII                        6,954,452
Non-Qualified IX                            218,450
Non-Qualified X                           5,935,602
Non-Qualified XI                             75,498
Non-Qualified XII                             9,704
Non-Qualified XIII                       15,887,678
Non-Qualified XIV                        16,371,305
Non-Qualified XV                          5,895,971
Non-Qualified XVI                         4,022,799
Non-Qualified XVIII                       1,495,185
Non-Qualified XIX                         1,949,200
Annuity contracts in payment period       8,920,825
-----------------------------------
AETNA CROSSROADS VP:
Non-Qualified V                           1,496,387
Non-Qualified V (0.75)                    1,860,275
Non-Qualified VII                         9,941,227
Non-Qualified VIII                        2,390,024
Non-Qualified X                             150,474
Non-Qualified XVII                           37,362
Annuity contracts in payment period       1,514,588
-----------------------------------
AETNA GET FUND, SERIES D:
Non-Qualified V                          17,217,452
Non-Qualified V (0.75)                   12,297,159
Non-Qualified VII                        36,752,749
Non-Qualified VIII                       17,439,938
Non-Qualified IX                              3,121
Non-Qualified X                           1,537,347
Non-Qualified XIII                       14,446,784
Non-Qualified XIV                        15,987,874
Non-Qualified XV                          4,260,810
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:                                                            1.00% to 2.40%        0.78%
Non-Qualified V                         $ 10.139     $ 10.068      (0.70%)                                            1,517,298.0
Non-Qualified V (0.75)                    10.218       10.197      (0.21%)                                              197,595.1
Non-Qualified VII                         10.081        9.968      (1.12%)                                            3,265,872.1
Non-Qualified VIII                        10.105       10.007      (0.97%)                                              412,301.5
Non-Qualified X                           10.145       10.073      (0.71%)                                              106,210.6
Non-Qualified XIII                        10.152       10.084      (0.67%)                                            9,107,348.5
Non-Qualified XIV                         10.105       10.007      (0.97%)                                            8,446,206.0
Non-Qualified XV                          10.081        9.968      (1.12%)                                            6,920,371.4
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:                                                            1.00% to 2.40%        0.38%
Non-Qualified V                            9.914        9.903      (0.11%)                                              212,337.3
Non-Qualified V (0.75)                     9.978       10.018       0.40%                                               176,706.3
Non-Qualified VII                          9.866        9.815      (0.52%)                                            2,271,252.4
Non-Qualified VIII                         9.886        9.849      (0.37%)                                              284,930.3
Non-Qualified X                            9.920        9.910      (0.10%)                                               12,410.2
Non-Qualified XIII                         9.925        9.919      (0.06%)                                            4,727,604.0
Non-Qualified XIV                          9.886        9.849      (0.37%)                                            6,503,863.6
Non-Qualified XV                           9.866        9.815      (0.52%)                                            3,191,517.5
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:                                                            1.00% to 2.40%        0.47%
Non-Qualified V                           10.069        9.985      (0.83%)                                              104,877.8
Non-Qualified V (0.75)                    10.121       10.088      (0.33%)                                               49,219.1
Non-Qualified VII                         10.031        9.907      (1.24%)                                            1,451,934.2
Non-Qualified VIII                        10.047        9.938      (1.08%)                                              102,689.4
Non-Qualified IX                          10.043        9.934      (1.09%)                                                  470.3
Non-Qualified X                           10.075        9.992      (0.82%)                                                  989.5
Non-Qualified XIII                        10.079       10.000      (0.78%)                                            4,489,408.2
Non-Qualified XIV                         10.047        9.938      (1.08%)                                            4,727,543.2
Non-Qualified XV                          10.031        9.907      (1.24%)                                            2,306,087.0
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:                                                            1.35% to 2.40%        0.25%
Non-Qualified VII                          9.850        9.775      (0.76%)                                              356,212.3
Non-Qualified VIII                         9.862        9.802      (0.61%)                                               27,299.0
Non-Qualified XIII                         9.886        9.856      (0.30%)                                            2,750,608.9
Non-Qualified XIV                          9.862        9.802      (0.61%)                                            3,503,071.1
Non-Qualified XV                           9.850        9.775      (0.76%)                                            2,271,666.3
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:                                                            1.35% to 2.40%        0.18%
Non-Qualified VII                          9.722        9.661      (0.63%)                                              216,729.0
Non-Qualified VIII                         9.730        9.684      (0.47%)                                               36,672.8
Non-Qualified XIII                         9.746        9.730      (0.16%)                                            2,141,039.3
Non-Qualified XIV                          9.730        9.684      (0.47%)                                            3,401,459.2
Non-Qualified XV                           9.722        9.661      (0.63%)                                            1,923,230.4
----------------------------------------------------------------------------------------------------------------------------------
AETBA GET FUND, SERIES K:                                                            1.35% to 2.40%        0.00%
Non-Qualified VII                         10.036        9.766      (2.69%)                                               78,143.7
Non-Qualified VIII                        10.040        9.786      (2.53%)                                                4,926.2
Non-Qualified XIII                        10.049        9.824      (2.24%)                                            1,511,453.1
Non-Qualified XIV                         10.040        9.786      (2.53%)                                            2,113,395.5
Non-Qualified XV                          10.036        9.766      (2.69%)                                              936,724.1
Non-Qualified XVI                         10.009        9.735      (2.74%)                                            1,763,129.2
Non-Qualified XVIII                        9.997        9.678      (3.19%)                                            1,224,137.5
Non-Qualified XIX                         10.001        9.697      (3.04%)                                            1,449,667.5
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:                                                            1.35% to 2.40%        4.63%
Non-Qualified VII                         10.014        9.923      (0.91%)     (1)                                       97,143.3
Non-Qualified VIII                        10.051        9.939      (1.11%)     (1)                                       29,165.1
Non-Qualified XIII                        10.017        9.971      (0.46%)                                            1,457,277.8
Non-Qualified XIV                         10.016        9.939      (0.77%)                                              927,449.4
Non-Qualified XV                          10.015        9.923      (0.92%)                                              829,950.2
Non-Qualified XVI                         10.015        9.918      (0.97%)                                            2,113,062.2
Non-Qualified XVIII                       10.023        9.870      (1.53%)     (1)                                    1,083,226.6
Non-Qualified XIX                         10.013        9.886      (1.27%)                                            1,563,625.9
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
AETNA GET FUND, SERIES E:
Non-Qualified V                      $   15,276,156
Non-Qualified V (0.75)                    2,014,877
Non-Qualified VII                        32,554,213
Non-Qualified VIII                        4,125,901
Non-Qualified X                           1,069,859
Non-Qualified XIII                       91,838,502
Non-Qualified XIV                        84,521,183
Non-Qualified XV                         68,982,262
-----------------------------------
AETNA GET FUND, SERIES G:
Non-Qualified V                           2,102,776
Non-Qualified V (0.75)                    1,770,244
Non-Qualified VII                        22,292,342
Non-Qualified VIII                        2,806,279
Non-Qualified X                             122,985
Non-Qualified XIII                       46,893,104
Non-Qualified XIV                        64,056,553
Non-Qualified XV                         31,324,744
-----------------------------------
AETNA GET FUND, SERIES H:
Non-Qualified V                           1,047,205
Non-Qualified V (0.75)                      496,522
Non-Qualified VII                        14,384,312
Non-Qualified VIII                        1,020,527
Non-Qualified IX                              4,672
Non-Qualified X                               9,887
Non-Qualified XIII                       44,894,082
Non-Qualified XIV                        46,982,324
Non-Qualified XV                         22,846,404
-----------------------------------
AETNA GET FUND, SERIES I:
Non-Qualified VII                         3,481,975
Non-Qualified VIII                          267,585
Non-Qualified XIII                       27,110,001
Non-Qualified XIV                        34,337,103
Non-Qualified XV                         22,205,538
-----------------------------------
AETNA GET FUND, SERIES J:
Non-Qualified VII                         2,093,819
Non-Qualified VIII                          355,139
Non-Qualified XIII                       20,832,312
Non-Qualified XIV                        32,939,731
Non-Qualified XV                         18,580,329
-----------------------------------
AETBA GET FUND, SERIES K:
Non-Qualified VII                           763,151
Non-Qualified VIII                           48,208
Non-Qualified XIII                       14,848,515
Non-Qualified XIV                        20,681,688
Non-Qualified XV                          9,148,048
Non-Qualified XVI                        17,164,063
Non-Qualified XVIII                      11,847,203
Non-Qualified XIX                        14,057,426
-----------------------------------
AETNA GET FUND, SERIES L:
Non-Qualified VII                           963,953
Non-Qualified VIII                          289,872
Non-Qualified XIII                       14,530,517
Non-Qualified XIV                         9,217,920
Non-Qualified XV                          8,235,596
Non-Qualified XVI                        20,957,351
Non-Qualified XVIII                      10,691,447
Non-Qualified XIX                        15,458,006
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES M:                                                            1.45% to 2.40%        3.29%
Non-Qualified VII                       $ 10.005     $  9.836      (1.69%)     (2)                                      205,866.1
Non-Qualified VIII                        10.012        9.848      (1.64%)     (2)                                       17,603.3
Non-Qualified XIII                        10.005        9.872      (1.33%)     (2)                                    1,579,244.5
Non-Qualified XIV                         10.002        9.848      (1.54%)     (2)                                    1,529,222.4
Non-Qualified XV                          10.011        9.836      (1.75%)     (2)                                      830,126.1
Non-Qualified XVI                         10.018        9.832      (1.86%)     (3)                                    4,033,463.4
Non-Qualified XVIII                       10.019        9.796      (2.23%)     (3)                                    2,002,817.5
Non-Qualified XIX                         10.022        9.808      (2.14%)     (3)                                    2,332,280.1
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES N:                                                            1.45% to 2.40%        1.44%
Non-Qualified VII                         10.009       10.279       2.70%      (5)                                      506,633.7
Non-Qualified VIII                        10.009       10.288       2.79%      (5)                                        3,138.6
Non-Qualified XIII                        10.003       10.305       3.02%      (5)                                    1,261,949.6
Non-Qualified XIV                         10.010       10.288       2.78%      (5)                                      942,831.0
Non-Qualified XV                          10.006       10.279       2.73%      (6)                                      557,403.3
Non-Qualified XVI                         10.003       10.276       2.73%      (5)                                    3,716,836.9
Non-Qualified XVIII                       10.032       10.251       2.18%      (8)                                    1,186,388.5
Non-Qualified XIX                         10.002       10.259       2.57%      (5)                                    2,005,662.6
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES P:                                                            1.45% to 2.40%        0.12%
Non-Qualified VII                          9.997       10.020       0.23%      (8)                                      516,506.7
Non-Qualified VIII                         9.997       10.025       0.28%      (8)                                       61,726.6
Non-Qualified XIII                         9.998       10.034       0.36%      (8)                                    1,023,951.1
Non-Qualified XIV                          9.998       10.025       0.27%      (8)                                      711,645.3
Non-Qualified XV                           9.997       10.020       0.23%      (8)                                      455,060.3
Non-Qualified XVI                          9.997       10.018       0.21%      (8)                                    2,390,243.0
Non-Qualified XVIII                        9.996       10.004       0.08%      (8)                                    1,649,971.3
Non-Qualified XIX                          9.997       10.009       0.12%      (8)                                    1,478,474.9
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES Q:                                                            .95% to 1.90%         0.00%
Non-Qualified VII                         10.000        9.999      (0.01%)    (11)                                       27,343.5
Non-Qualified VIII                         9.999       10.000       0.01%     (11)                                        1,669.4
Non-Qualified XIII                        10.000       10.002       0.02%     (11)                                       29,828.3
Non-Qualified XIV                         10.000       10.000       0.00%     (11)                                       29,133.7
Non-Qualified XVI                         10.000        9.999      (0.01%)    (11)                                       41,105.9
Non-Qualified XVIII                       10.000        9.997      (0.03%)    (11)                                        5,527.1
Non-Qualified XIX                         10.000        9.998      (0.02%)    (11)                                       27,434.9
----------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:                                                          .45% to 2.25%         0.60%
Non-Qualified 1964                       272.607      219.661     (19.42%)                                                  958.7
Non-Qualified V                           25.397       20.465     (19.42%)                                            5,447,988.0
Non-Qualified V (0.75)                    26.020       21.072     (19.02%)                                            8,597,330.9
Non-Qualified VI                          23.810       19.197     (19.37%)                                            1,307,273.8
Non-Qualified VII                         25.247       20.311     (19.55%)                                            5,533,622.8
Non-Qualified VIII                        16.928       13.640     (19.42%)                                            1,051,190.1
Non-Qualified IX                          25.162       20.224     (19.62%)                                               80,697.9
Non-Qualified X                           25.624       20.700     (19.22%)                                            2,540,138.3
Non-Qualified XI                          24.023       19.418     (19.17%)                                               36,261.2
Non-Qualified XII                         10.495        8.495     (19.06%)                                               35,672.2
Non-Qualified XIII                        10.140        8.195     (19.18%)                                            1,650,395.2
Non-Qualified XIV                         10.065        8.110     (19.42%)                                            1,759,668.7
Non-Qualified XV                          10.028        8.067     (19.56%)                                              598,187.7
Non-Qualified XVI                          8.973        7.215     (19.59%)                                              229,034.9
Non-Qualified XVII                       251.601      203.849     (18.98%)                                                  251.7
Non-Qualified XVIII                        8.962        7.173     (19.96%)                                               70,511.4
Non-Qualified XIX                          8.965        7.187     (19.83%)                                              140,248.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:                                                                     .45% to 2.25%        12.13%
Non-Qualified V                           20.761       14.953     (27.98%)                                              114,784.7
Non-Qualified V (0.75)                    21.151       15.311     (27.61%)                                              662,293.1
Non-Qualified VII                         20.638       14.840     (28.09%)                                              801,460.5
Non-Qualified VIII                        20.755       14.948     (27.98%)                                              312,227.8
Non-Qualified IX                          20.569       14.777     (28.16%)                                                8,426.6
Non-Qualified XII                         13.184        9.539     (27.65%)                                                8,282.1

-----------------------------------
AETNA GET FUND, SERIES M:
Non-Qualified VII                    $    2,024,899
Non-Qualified VIII                          173,357
Non-Qualified XIII                       15,590,302
Non-Qualified XIV                        15,059,782
Non-Qualified XV                          8,165,120
Non-Qualified XVI                        39,657,012
Non-Qualified XVIII                      19,619,600
Non-Qualified XIX                        22,875,003
-----------------------------------
AETNA GET FUND, SERIES N:
Non-Qualified VII                         5,207,688
Non-Qualified VIII                           32,290
Non-Qualified XIII                       13,004,391
Non-Qualified XIV                         9,699,845
Non-Qualified XV                          5,729,549
Non-Qualified XVI                        38,194,216
Non-Qualified XVIII                      12,161,669
Non-Qualified XIX                        20,576,093
-----------------------------------
AETNA GET FUND, SERIES P:
Non-Qualified VII                         5,175,397
Non-Qualified VIII                          618,809
Non-Qualified XIII                       10,274,325
Non-Qualified XIV                         7,134,244
Non-Qualified XV                          4,559,704
Non-Qualified XVI                        23,945,454
Non-Qualified XVIII                      16,506,313
Non-Qualified XIX                        14,798,055
-----------------------------------
AETNA GET FUND, SERIES Q:
Non-Qualified VII                           273,408
Non-Qualified VIII                           16,694
Non-Qualified XIII                          298,343
Non-Qualified XIV                           291,337
Non-Qualified XVI                           411,018
Non-Qualified XVIII                          55,254
Non-Qualified XIX                           274,294
-----------------------------------
AETNA GROWTH AND INCOME VP:
Non-Qualified 1964                          210,583
Non-Qualified V                         111,493,075
Non-Qualified V (0.75)                  181,162,957
Non-Qualified VI                         25,095,735
Non-Qualified VII                       112,393,412
Non-Qualified VIII                       14,338,233
Non-Qualified IX                          1,632,035
Non-Qualified X                          52,580,862
Non-Qualified XI                            704,120
Non-Qualified XII                           303,035
Non-Qualified XIII                       13,524,989
Non-Qualified XIV                        14,270,913
Non-Qualified XV                          4,825,580
Non-Qualified XVI                         1,652,487
Non-Qualified XVII                           51,313
Non-Qualified XVIII                         505,778
Non-Qualified XIX                         1,007,968
Annuity contracts in payment period     127,893,377
-----------------------------------
AETNA GROWTH VP:
Non-Qualified V                           1,716,376
Non-Qualified V (0.75)                   10,140,370
Non-Qualified VII                        11,893,674
Non-Qualified VIII                        4,667,181
Non-Qualified IX                            124,520
Non-Qualified XII                            79,003

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP: (continued):
Non-Qualified XIII                      $ 12.229     $  8.834     (27.76%)                                              962,023.1
Non-Qualified XIV                         12.139        8.742     (27.98%)                                              822,256.5
Non-Qualified XV                          12.094        8.697     (28.09%)                                              179,315.1
Non-Qualified XVI                          8.027        5.769     (28.13%)                                              144,532.5
Non-Qualified XVIII                        8.017        5.736     (28.45%)                                               15,657.4
Non-Qualified XIX                          8.021        5.747     (28.35%)                                              116,473.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:                                                       .45% to 2.25%         4.07%
Non-Qualified V                           20.618       17.587     (14.70%)                                              331,961.8
Non-Qualified V (0.75)                    21.065       18.059     (14.27%)                                            1,191,684.9
Non-Qualified VII                         20.478       17.439     (14.84%)                                            2,099,793.6
Non-Qualified VIII                        20.261       17.281     (14.71%)                                              719,529.3
Non-Qualified IX                          20.427       17.381     (14.91%)                                               25,187.7
Non-Qualified X                           18.720       17.668      (5.62%)     (7)                                        2,330.9
Non-Qualified XII                         12.292       10.532     (14.32%)                                               16,047.2
Non-Qualified XIII                        11.839       10.129     (14.44%)                                            4,201,883.7
Non-Qualified XIV                         11.752       10.024     (14.70%)                                            3,558,546.9
Non-Qualified XV                          11.709        9.971     (14.84%)                                            1,515,400.0
Non-Qualified XVI                          9.002        7.662     (14.89%)                                              649,181.3
Non-Qualified XVII                        19.121       17.754      (7.15%)     (6)                                          243.5
Non-Qualified XVIII                        8.991        7.618     (15.27%)                                              197,497.0
Non-Qualified XIX                          8.995        7.633     (15.14%)                                              651,208.0
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:                                                         .45% to 1.50%         6.54%
Non-Qualified V                           14.751       14.374      (2.56%)                                              107,714.1
Non-Qualified V (0.75)                    14.951       14.642      (2.07%)                                              512,593.5
Non-Qualified IX                          14.653       14.242      (2.80%)                                                5,968.9
Non-Qualified XII                         15.591       15.261      (2.12%)                                                4,871.8
Non-Qualified XVII                        13.477       15.107      12.09%      (9)                                           65.8
----------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:                                                       .45% to 1.50%         3.71%
Non-Qualified V                           10.461       10.579       1.13%                                                51,504.5
Non-Qualified V (0.75)                    10.602       10.776       1.64%                                               169,151.4
Non-Qualified IX                          10.391       10.481       0.87%                                                 4,090.2
Non-Qualified XII                         11.423       11.604       1.58%                                                    10.0
----------------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:                                                              .45% to 2.25%         0.12%
Non-Qualified V                           11.484        8.632     (24.83%)                                               16,485.6
Non-Qualified V (0.75)                    11.639        8.793     (24.45%)                                               80,010.6
Non-Qualified VII                         11.434        8.581     (24.95%)                                               93,668.3
Non-Qualified VIII                        11.481        8.630     (24.83%)                                               38,227.6
Non-Qualified XIII                        10.824        8.160     (24.61%)                                              304,009.4
Non-Qualified XIV                         10.744        8.075     (24.84%)                                              191,553.3
Non-Qualified XV                          10.704        8.033     (24.95%)                                               79,278.6
Non-Qualified XVI                          8.741        6.557     (24.99%)                                               77,492.1
Non-Qualified XVIII                        8.730        6.518     (25.34%)                                                6,119.7
Non-Qualified XIX                          8.734        6.531     (25.22%)                                               66,651.7
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:                                                                     .45% to 2.25%         4.36%
Non-Qualified V                           15.397       14.844      (3.59%)                                               82,971.8
Non-Qualified V (0.75)                    15.775       15.285      (3.11%)                                               51,742.5
Non-Qualified VII                         15.267       14.695      (3.75%)                                              917,448.8
Non-Qualified VIII                        14.271       13.757      (3.60%)                                              327,498.4
Non-Qualified XII                         11.139       10.788      (3.15%)                                                  524.5
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                                                               .45% to 2.25%         4.69%
Non-Qualified V                           13.547       13.905       2.64%                                             1,134,799.9
Non-Qualified V (0.75)                    13.879       14.318       3.16%                                             2,482,499.2
Non-Qualified VI                          13.243       13.601       2.70%                                                28,410.0
Non-Qualified VII                         13.392       13.723       2.47%                                             7,306,702.8
Non-Qualified VIII                        12.145       12.465       2.63%                                             1,479,115.6

-----------------------------------
AETNA GROWTH VP: (continued):
Non-Qualified XIII                   $    8,498,512
Non-Qualified XIV                         7,188,166
Non-Qualified XV                          1,559,503
Non-Qualified XVI                           833,808
Non-Qualified XVIII                          89,811
Non-Qualified XIX                           669,375
Annuity contracts in payment period       4,627,717
-----------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Non-Qualified V                           5,838,212
Non-Qualified V (0.75)                   21,520,638
Non-Qualified VII                        36,618,301
Non-Qualified VIII                       12,434,185
Non-Qualified IX                            437,788
Non-Qualified X                              41,182
Non-Qualified XII                           169,009
Non-Qualified XIII                       42,560,880
Non-Qualified XIV                        35,670,874
Non-Qualified XV                         15,110,053
Non-Qualified XVI                         4,974,027
Non-Qualified XVII                            4,323
Non-Qualified XVIII                       1,504,532
Non-Qualified XIX                         4,970,671
Annuity contracts in payment period      42,907,053
-----------------------------------
AETNA INDEX PLUS MID CAP VP:
Non-Qualified V                           1,548,282
Non-Qualified V (0.75)                    7,505,394
Non-Qualified IX                             85,009
Non-Qualified XII                            74,348
Non-Qualified XVII                              994
-----------------------------------
AETNA INDEX PLUS SMALL CAP VP:
Non-Qualified V                             544,866
Non-Qualified V (0.75)                    1,822,775
Non-Qualified IX                             42,869
Non-Qualified XII                               116
-----------------------------------
AETNA INTERNATIONAL VP:
Non-Qualified V                             142,304
Non-Qualified V (0.75)                      703,533
Non-Qualified VII                           803,768
Non-Qualified VIII                          329,904
Non-Qualified XIII                        2,480,717
Non-Qualified XIV                         1,546,793
Non-Qualified XV                            636,845
Non-Qualified XVI                           508,116
Non-Qualified XVIII                          39,888
Non-Qualified XIX                           435,302
Annuity contracts in payment period         363,764
-----------------------------------
AETNA LEGACY VP:
Non-Qualified V                           1,231,633
Non-Qualified V (0.75)                      790,884
Non-Qualified VII                        13,481,910
Non-Qualified VIII                        4,505,395
Non-Qualified XII                             5,658
Annuity contracts in payment period       3,331,177
-----------------------------------
AETNA MONEY MARKET VP:
Non-Qualified V                          15,779,393
Non-Qualified V (0.75)                   35,544,423
Non-Qualified VI                            386,404
Non-Qualified VII                       100,269,882
Non-Qualified VIII                       18,437,176

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Non-Qualified IX                        $ 13.422     $ 13.741       2.38%                                                 4,686.8
Non-Qualified X                           13.547       13.905       2.64%                                               362,579.5
Non-Qualified XI                          13.243       13.601       2.70%                                                 2,249.9
Non-Qualified XII                         11.260       11.610       3.11%                                                 8,972.9
Non-Qualified XIII                        11.186       11.515       2.94%                                             3,693,592.2
Non-Qualified XIV                         11.103       11.396       2.64%                                             2,794,371.4
Non-Qualified XV                          11.062       11.336       2.48%                                             1,293,085.8
Non-Qualified XVI                         10.143       10.389       2.43%                                               825,725.8
Non-Qualified XVII                        47.809       48.445       1.33%      (6)                                          215.8
Non-Qualified XVIII                       10.130       10.328       1.95%                                               290,006.2
Non-Qualified XIX                         10.135       10.348       2.10%                                               716,590.6
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:                                                              .45% to 2.25%         3.89%
Non-Qualified V                           18.568       19.070       2.70%                                                51,364.3
Non-Qualified V (0.75)                    18.917       19.526       3.22%                                               356,105.6
Non-Qualified VII                         18.458       18.926       2.54%                                               993,412.1
Non-Qualified VIII                        18.563       19.063       2.69%                                               287,178.1
Non-Qualified IX                          18.396       18.845       2.44%                                                 1,604.5
Non-Qualified XII                         13.077       13.491       3.17%                                                31,307.2
Non-Qualified XIII                        12.820       13.205       3.00%                                               886,919.2
Non-Qualified XIV                         12.726       13.068       2.69%                                               558,858.4
Non-Qualified XV                          12.679       13.000       2.53%                                               165,136.6
Non-Qualified XVI                          9.234        9.463       2.48%                                               272,628.3
Non-Qualified XVII                        14.029       14.099       0.50%      (6)                                        2,043.8
Non-Qualified XVIII                        9.223        9.408       2.01%                                                31,929.6
Non-Qualified XIX                          9.226        9.426       2.17%                                               175,853.9
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:                                                                 .45% to 1.90%         0.00%
Non-Qualified V                            5.831        4.436     (23.92%)                                              172,468.9
Non-Qualified V (0.75)                     5.850        4.473     (23.54%)                                              549,436.2
Non-Qualified VII                          5.824        4.424     (24.04%)                                              451,032.1
Non-Qualified VIII                         5.830        4.435     (23.93%)                                               70,053.7
Non-Qualified IX                           5.821        4.417     (24.12%)                                               13,314.2
Non-Qualified X                            5.841        4.454     (23.75%)                                                7,504.5
Non-Qualified XII                          5.848        4.469     (23.58%)                                                3,507.7
Non-Qualified XIII                         5.842        4.458     (23.69%)                                              572,939.4
Non-Qualified XIV                          5.830        4.435     (23.93%)                                              433,715.4
Non-Qualified XV                           5.824        4.424     (24.04%)                                               79,126.4
Non-Qualified XVI                          6.088        4.622     (24.08%)                                              115,833.4
Non-Qualified XVIII                        6.080        4.595     (24.42%)                                               31,072.5
Non-Qualified XIX                          6.083        4.604     (24.31%)                                              130,825.2
----------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:                                                          .45% to 1.50%         5.21%
Non-Qualified V                           20.602       18.388     (10.75%)                                               68,336.4
Non-Qualified V (0.75)                    20.989       18.828     (10.30%)                                              283,291.3
Non-Qualified VII                         20.480       18.250     (10.89%)                                              849,749.6
Non-Qualified VIII                        20.596       18.382     (10.75%)                                              211,524.2
Non-Qualified IX                          20.412       18.172     (10.97%)                                                3,848.1
Non-Qualified XII                         14.220       12.749     (10.34%)                                               23,906.7
Non-Qualified XVII                        14.079       13.998      (0.58%)    (10)                                           68.4
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:                                                           .45% to 2.25%         7.71%
Non-Qualified V                           12.101        9.168     (24.24%)                                               21,607.0
Non-Qualified V (0.75)                    12.204        9.292     (23.86%)                                              119,757.2
Non-Qualified XIII                        12.951        9.841     (24.01%)                                              613,912.3
Non-Qualified XIV                         12.855        9.738     (24.25%)                                              752,138.0
Non-Qualified XV                          12.808        9.687     (24.37%)                                              424,755.1
Non-Qualified XVI                          7.678        5.805     (24.39%)                                              228,065.8
Non-Qualified XVII                        12.316        9.382     (23.82%)                                                  581.0
Non-Qualified XVIII                        7.669        5.771     (24.75%)                                              177,076.2
Non-Qualified XIX                          7.672        5.782     (24.64%)                                              261,736.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
AETNA MONEY MARKET VP: (continued):
Non-Qualified IX                     $       64,401
Non-Qualified X                           5,041,668
Non-Qualified XI                             30,601
Non-Qualified XII                           104,175
Non-Qualified XIII                       42,531,714
Non-Qualified XIV                        31,844,657
Non-Qualified XV                         14,658,421
Non-Qualified XVI                         8,578,465
Non-Qualified XVII                           10,454
Non-Qualified XVIII                       2,995,184
Non-Qualified XIX                         7,415,280
Annuity contracts in payment period       9,334,380
-----------------------------------
AETNA SMALL COMPANY VP:
Non-Qualified V                             979,518
Non-Qualified V (0.75)                    6,953,318
Non-Qualified VII                        18,801,317
Non-Qualified VIII                        5,474,476
Non-Qualified IX                             30,237
Non-Qualified XII                           422,366
Non-Qualified XIII                       11,711,768
Non-Qualified XIV                         7,303,162
Non-Qualified XV                          2,146,776
Non-Qualified XVI                         2,579,882
Non-Qualified XVII                           28,816
Non-Qualified XVIII                         300,394
Non-Qualified XIX                         1,657,599
Annuity contracts in payment period       4,186,803
-----------------------------------
AETNA TECHNOLOGY VP:
Non-Qualified V                             765,072
Non-Qualified V (0.75)                    2,457,628
Non-Qualified VII                         1,995,366
Non-Qualified VIII                          310,688
Non-Qualified IX                             58,809
Non-Qualified X                              33,425
Non-Qualified XII                            15,676
Non-Qualified XIII                        2,554,164
Non-Qualified XIV                         1,923,528
Non-Qualified XV                            350,055
Non-Qualified XVI                           535,382
Non-Qualified XVIII                         142,778
Non-Qualified XIX                           602,319
-----------------------------------
AETNA VALUE OPPORTUNITY VP:
Non-Qualified V                           1,256,570
Non-Qualified V (0.75)                    5,333,808
Non-Qualified VII                        15,507,931
Non-Qualified VIII                        3,888,238
Non-Qualified IX                             69,928
Non-Qualified XII                           304,787
Non-Qualified XVII                              958
-----------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
Non-Qualified V                             198,093
Non-Qualified V (0.75)                    1,112,784
Non-Qualified XIII                        6,041,511
Non-Qualified XIV                         7,324,320
Non-Qualified XV                          4,114,603
Non-Qualified XVI                         1,323,922
Non-Qualified XVII                            5,451
Non-Qualified XVIII                       1,021,907
Non-Qualified XIX                         1,513,358
Annuity contracts in payment period         852,893
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:  (continued):
GOVERNMENT SECURITIES FUND:                                                          .50% to 1.90%         5.55%
Non-Qualified XIII                      $ 10.800     $ 11.383       5.40%                                               178,807.9
Non-Qualified XIV                         10.843       11.325       4.45%      (1)                                      245,191.8
Non-Qualified XV                          10.767       11.296       4.91%                                                86,120.3
Non-Qualified XVI                         10.392       10.897       4.86%                                               184,082.0
Non-Qualified XVIII                       10.379       10.834       4.38%                                                52,315.8
Non-Qualified XIX                         10.384       10.855       4.54%                                                72,881.5
----------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:                                                              .45% to 2.25%         0.05%
Non-Qualified V                            9.887        7.534     (23.80%)                                               40,659.1
Non-Qualified V (0.75)                     9.970        7.636     (23.41%)                                              108,312.3
Non-Qualified IX                           8.933        7.483     (16.23%)     (4)                                        2,154.3
Non-Qualified XII                          9.962        7.626     (23.45%)                                                  207.2
Non-Qualified XIII                        12.001        9.172     (23.57%)                                            1,160,319.7
Non-Qualified XIV                         11.912        9.076     (23.81%)                                            1,890,198.1
Non-Qualified XV                          11.868        9.029     (23.92%)                                              607,793.1
Non-Qualified XVI                          8.214        6.246     (23.96%)                                              248,334.1
Non-Qualified XVIII                        8.204        6.210     (24.31%)                                              135,663.9
Non-Qualified XIX                          8.207        6.222     (24.19%)                                              297,126.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:                                                                         .45% to 2.25%         0.20%
Non-Qualified V                            9.477        6.188     (34.71%)                                               22,530.4
Non-Qualified V (0.75)                     9.558        6.272     (34.38%)                                              144,930.5
Non-Qualified IX                           9.437        6.146     (34.87%)                                                  306.9
Non-Qualified XII                          9.550        6.263     (34.42%)                                                2,465.3
Non-Qualified XIII                        11.371        7.446     (34.52%)                                              964,133.5
Non-Qualified XIV                         11.288        7.369     (34.72%)                                            1,455,035.8
Non-Qualified XV                          11.246        7.330     (34.82%)                                              500,452.8
Non-Qualified XVI                          7.611        4.958     (34.86%)                                              256,728.9
Non-Qualified XVIII                        7.601        4.939     (35.02%)                                              442,717.4
Non-Qualified XIX                          7.604        4.929     (35.18%)                                              122,962.5
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
VALUE FUND:                                                                          .45% to 2.25%         2.16%
Non-Qualified V                            9.699        8.375     (13.65%)                                               23,206.2
Non-Qualified V (0.75)                     9.781        8.488     (13.22%)                                              200,922.1
Non-Qualified IX                           9.203        8.318      (9.62%)     (3)                                           13.3
Non-Qualified XII                          9.773        8.477     (13.26%)                                                1,681.4
Non-Qualified XIII                        11.548       10.001     (13.40%)                                            1,985,504.0
Non-Qualified XIV                         11.463        9.897     (13.66%)                                            3,031,051.6
Non-Qualified XV                          11.420        9.845     (13.79%)                                            1,050,807.0
Non-Qualified XVI                          8.804        7.585     (13.85%)                                              371,812.8
Non-Qualified XVII                         9.981        8.666     (13.18%)                                                  422.7
Non-Qualified XVIII                        8.793        7.541     (14.24%)                                              168,626.8
Non-Qualified XIX                          8.796        7.556     (14.10%)                                              575,874.3
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:                                                                  .85% to 1.40%         3.07%
Non-Qualified VII                         25.588       24.740      (3.31%)                                              152,200.0
----------------------------------------------------------------------------------------------------------------------------------
INCOME & GROWTH PORTFOLIO:                                                           .85% to 1.40%         6.98%
Non-Qualified VII                         30.172       25.486     (15.53%)                                              442,570.6
----------------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO:                                                          .85% to 1.40%         3.28%
Non-Qualified VII                         32.379       26.838     (17.11%)                                              388,272.5
Non-Qualified VIII                        23.765       19.728     (16.99%)                                                  168.0
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE FUNDS:
GROWTH AND INCOME PORTFOLIO:                                                         .50% to 1.90%         4.75%
Non-Qualified XIII                        10.129       10.068      (0.60%)                                              713,344.5
Non-Qualified XIV                         10.108       10.017      (0.90%)                                              929,828.6
Non-Qualified XV                          10.098        9.991      (1.06%)                                              341,168.3
Non-Qualified XVI                         10.387       10.272      (1.11%)                                              433,112.6
Non-Qualified XVIII                       10.374       10.212      (1.56%)                                               72,599.9
Non-Qualified XIX                         10.378       10.232      (1.41%)                                              301,191.9
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
AETNA MONEY MARKET VP:  (continued)
GOVERNMENT SECURITIES FUND:
Non-Qualified XIII                   $    2,035,370
Non-Qualified XIV                         2,776,797
Non-Qualified XV                            972,815
Non-Qualified XVI                         2,005,942
Non-Qualified XVIII                         566,789
Non-Qualified XIX                           791,129
-----------------------------------
GROWTH AND INCOME FUND:
Non-Qualified V                             306,326
Non-Qualified V (0.75)                      827,073
Non-Qualified IX                             16,121
Non-Qualified XII                             1,580
Non-Qualified XIII                       10,642,452
Non-Qualified XIV                        17,155,438
Non-Qualified XV                          5,487,764
Non-Qualified XVI                         1,551,095
Non-Qualified XVIII                         842,473
Non-Qualified XIX                         1,848,723
Annuity contracts in payment period       4,178,523
-----------------------------------
GROWTH FUND:
Non-Qualified V                             139,418
Non-Qualified V (0.75)                      909,004
Non-Qualified IX                              1,886
Non-Qualified XII                            15,440
Non-Qualified XIII                        7,178,938
Non-Qualified XIV                        10,722,159
Non-Qualified XV                          3,668,319
Non-Qualified XVI                         1,272,862
Non-Qualified XVIII                       2,186,581
Non-Qualified XIX                           606,082
Annuity contracts in payment period       1,056,299
-----------------------------------
VALUE FUND:
Non-Qualified V                             194,352
Non-Qualified V (0.75)                    1,705,427
Non-Qualified IX                                111
Non-Qualified XII                            14,253
Non-Qualified XIII                       19,857,026
Non-Qualified XIV                        29,998,318
Non-Qualified XV                         10,345,195
Non-Qualified XVI                         2,820,200
Non-Qualified XVII                            3,663
Non-Qualified XVIII                       1,271,615
Non-Qualified XIX                         4,351,306
Annuity contracts in payment period       3,446,264
-----------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:
Non-Qualified VII                         3,765,427
-----------------------------------
INCOME & GROWTH PORTFOLIO:
Non-Qualified VII                        11,279,354
-----------------------------------
LEVERAGED ALLCAP PORTFOLIO:
Non-Qualified VII                        10,420,457
Non-Qualified VIII                            3,315
-----------------------------------
ALLIANCE FUNDS:
GROWTH AND INCOME PORTFOLIO:
Non-Qualified XIII                        7,181,952
Non-Qualified XIV                         9,314,093
Non-Qualified XV                          3,408,612
Non-Qualified XVI                         4,448,933
Non-Qualified XVIII                         741,390
Non-Qualified XIX                         3,081,796
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
PREMIER GROWTH PORTFOLIO:                                                            .50% to 1.90%         6.31%
Non-Qualified XIII                      $  7.620     $  6.249     (17.99%)                                              378,916.5
Non-Qualified XIV                          7.605        6.217     (18.25%)                                              313,434.8
Non-Qualified XV                           7.597        6.201     (18.38%)                                               85,676.0
Non-Qualified XVI                          8.198        6.688     (18.42%)                                              174,116.8
Non-Qualified XVIII                        8.188        6.649     (18.80%)                                               79,454.2
Non-Qualified XIX                          8.191        6.662     (18.67%)                                              298,931.4
----------------------------------------------------------------------------------------------------------------------------------
QUASAR PORTFOLIO:                                                                    .50% to 1.90%         3.62%
Non-Qualified XIII                         9.511        8.218     (13.59%)                                               23,023.4
Non-Qualified XIV                          9.491        8.177     (13.84%)                                               36,073.1
Non-Qualified XV                           9.482        8.156     (13.98%)                                                8,785.4
Non-Qualified XVI                          8.589        7.384     (14.03%)                                               16,639.4
Non-Qualified XVIII                        8.579        7.341     (14.43%)                                                5,613.4
Non-Qualified XIX                          8.582        7.356     (14.29%)                                               25,883.5
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP FUNDS:
BALANCED FUND:                                                                       .85% to 1.40%         6.22%
Non-Qualified VII                         18.208       17.316      (4.90%)                                              117,980.3
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND:                                                                  .85% to 1.40%        10.20%
Non-Qualified VII                         21.410       14.950     (30.17%)                                              184,388.2
Non-Qualified VIII                        19.425       13.585     (30.06%)                                                  182.3
----------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:                                                   .45% to 1.50%         4.91%
Non-Qualified V                           21.647       19.893      (8.10%)                                                7,168.4
Non-Qualified V (0.75)                    22.178       20.484      (7.64%)                                               15,422.5
Non-Qualified VII                         12.089       11.092      (8.25%)                                               73,665.0
Non-Qualified VIII                        12.146       11.161      (8.11%)                                               61,261.5
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:                                                            .85% to 1.40%         2.06%
Non-Qualified VII                         24.983       23.593      (5.56%)                                            3,513,341.3
Non-Qualified VIII                        17.966       16.993      (5.42%)                                                8,484.7
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND II:                                                               .75% to 1.40%         1.97%
Non-Qualified VII                         14.335       12.581     (12.24%)                                            1,384,283.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
GROWTH STRATEGIES FUND II:                                                           .85% to 1.40%         1.68%
Non-Qualified VII                         24.528       18.770     (23.48%)                                            1,117,439.8
----------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II:                                                            .85% to 1.40%        11.00%
Non-Qualified VII                         13.493       13.487      (0.04%)                                            1,547,649.3
Non-Qualified VIII                        11.464       11.476       0.10%                                                   300.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II:                                                        .85% to 1.40%        12.94%
Non-Qualified VII                         20.476       14.248     (30.42%)                                              766,700.4
Non-Qualified VIII                        18.870       13.150     (30.31%)                                                  127.9
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY FUND II:                                                                 .85% to 1.40%         3.44%
Non-Qualified VII                         12.398       12.681       2.28%                                               694,875.9
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND II:                                                  .85% to 1.40%         3.90%
Non-Qualified VII                         13.528       14.276       5.53%                                               819,694.2
----------------------------------------------------------------------------------------------------------------------------------
UTILITY FUND II:                                                                     .85% to 1.40%         3.57%
Non-Qualified VII                         16.802       14.292     (14.94%)                                              922,782.7
Non-Qualified VIII                        13.971       11.902     (14.81%)                                                   65.6
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE
  PRODUCTS FUNDS:
ASSET MANAGER PORTFOLIO -- INITIAL CLASS:                                            .85% to 1.40%         6.08%
Non-Qualified VII                         18.456       17.452      (5.44%)                                              690,330.7
Non-Qualified VIII                        15.387       14.572      (5.30%)                                              140,459.8
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
PREMIER GROWTH PORTFOLIO:
Non-Qualified XIII                   $    2,367,849
Non-Qualified XIV                         1,948,624
Non-Qualified XV                            531,277
Non-Qualified XVI                         1,164,493
Non-Qualified XVIII                         528,291
Non-Qualified XIX                         1,991,481
-----------------------------------
QUASAR PORTFOLIO:
Non-Qualified XIII                          189,206
Non-Qualified XIV                           294,970
Non-Qualified XV                             71,654
Non-Qualified XVI                           122,865
Non-Qualified XVIII                          41,208
Non-Qualified XIX                           190,399
-----------------------------------
AMERICAN CENTURY VP FUNDS:
BALANCED FUND:
Non-Qualified VII                         2,042,947
-----------------------------------
INTERNATIONAL FUND:
Non-Qualified VII                         2,756,604
Non-Qualified VIII                            2,477
-----------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
Non-Qualified V                             142,600
Non-Qualified V (0.75)                      315,914
Non-Qualified VII                           817,092
Non-Qualified VIII                          683,740
-----------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:
Non-Qualified VII                        82,890,261
Non-Qualified VIII                          144,181
Annuity contracts in payment period         158,175
-----------------------------------
EQUITY INCOME FUND II:
Non-Qualified VII                        17,415,666
Annuity contracts in payment period          59,838
-----------------------------------
GROWTH STRATEGIES FUND II:
Non-Qualified VII                        20,974,345
-----------------------------------
HIGH INCOME BOND FUND II:
Non-Qualified VII                        20,873,146
Non-Qualified VIII                            3,445
Annuity contracts in payment period          22,633
-----------------------------------
INTERNATIONAL EQUITY FUND II:
Non-Qualified VII                        10,923,948
Non-Qualified VIII                            1,682
Annuity contracts in payment period          50,199
-----------------------------------
PRIME MONEY FUND II:
Non-Qualified VII                         8,811,721
-----------------------------------
U.S. GOVERNMENT SECURITIES FUND II:
Non-Qualified VII                        11,701,955
-----------------------------------
UTILITY FUND II:
Non-Qualified VII                        13,188,411
Non-Qualified VIII                              781
Annuity contracts in payment period          40,875
-----------------------------------
FIDELITY-REGISTERED TRADEMARK- VARI
  PRODUCTS FUNDS:
ASSET MANAGER PORTFOLIO -- INITIAL
Non-Qualified VII                        12,047,652
Non-Qualified VIII                        2,046,780
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO -- INITIAL CLASS:                                                        .45% to 1.90%         3.56%
Non-Qualified V                         $ 22.333     $ 19.354     (13.34%)                                              350,846.0
Non-Qualified V (0.75)                    22.881       19.928     (12.91%)                                              719,836.5
Non-Qualified VII                         24.674       21.347     (13.48%)                                            3,675,854.6
Non-Qualified VIII                        19.792       17.150     (13.35%)                                              614,226.7
Non-Qualified IX                          22.126       19.126     (13.56%)                                               20,193.9
Non-Qualified X                           22.333       19.354     (13.34%)                                               11,768.5
Non-Qualified XII                         12.772       11.118     (12.95%)                                                9,643.9
Non-Qualified XIII                        11.993       10.424     (13.08%)                                            2,109,546.6
Non-Qualified XIV                         11.904       10.315     (13.35%)                                            2,524,942.7
Non-Qualified XV                          11.860       10.262     (13.47%)                                            1,021,501.7
Non-Qualified XVI                          9.440        8.163     (13.53%)                                              229,470.4
Non-Qualified XVII                        22.694       21.956      (3.25%)     (6)                                        4,991.9
Non-Qualified XVIII                        9.428        8.115     (13.93%)                                               68,936.0
Non-Qualified XIX                          9.432        8.131     (13.79%)                                              255,867.9
----------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO -- INITIAL CLASS:                                            .45% to 1.90%         6.26%
Non-Qualified V                           19.565       18.363      (6.14%)                                              304,410.3
Non-Qualified V (0.75)                    20.045       18.908      (5.67%)                                              619,584.3
Non-Qualified VII                         23.395       21.922      (6.30%)                                            4,671,456.0
Non-Qualified VIII                        16.799       15.765      (6.16%)                                              895,708.2
Non-Qualified IX                          19.384       18.147      (6.38%)                                               11,575.3
Non-Qualified X                           19.565       18.363      (6.14%)                                                5,108.1
Non-Qualified XII                         11.457       10.802      (5.72%)                                                1,968.0
Non-Qualified XIII                        11.210       10.553      (5.86%)                                            1,805,355.3
Non-Qualified XIV                         11.127       10.443      (6.15%)                                            2,332,214.2
Non-Qualified XV                          11.086       10.388      (6.30%)                                              681,661.0
Non-Qualified XVI                         10.654        9.978      (6.35%)                                              402,042.1
Non-Qualified XVIII                       10.640        9.920      (6.77%)                                               61,951.4
Non-Qualified XIX                         10.645        9.939      (6.63%)                                              376,900.9
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS:                                                   .45% to 1.90%         7.26%
Non-Qualified V                           22.858       18.588     (18.68%)                                              497,068.2
Non-Qualified V (0.75)                    23.418       19.140     (18.27%)                                              978,003.5
Non-Qualified VII                         31.342       25.446     (18.81%)                                            3,217,102.3
Non-Qualified VIII                        20.785       16.901     (18.69%)                                              772,781.3
Non-Qualified IX                          22.646       18.369     (18.89%)                                               11,273.3
Non-Qualified X                           22.858       18.588     (18.68%)                                               30,697.7
Non-Qualified XII                         14.152       11.560     (18.32%)                                                8,593.3
Non-Qualified XIII                        11.154        9.097     (18.44%)                                            1,711,082.4
Non-Qualified XIV                         11.102        9.027     (18.69%)                                            1,544,436.9
Non-Qualified XV                          11.076        8.993     (18.81%)                                              556,572.1
Non-Qualified XVI                          8.554        6.941     (18.86%)                                              646,256.7
Non-Qualified XVII                        23.250       19.011     (18.23%)                                                  337.6
Non-Qualified XVIII                        8.543        6.900     (19.23%)                                              111,951.6
Non-Qualified XIX                          8.546        6.914     (19.10%)                                              547,139.4
----------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO -- INITIAL
  CLASS:                                                                             .50% to 2.25%        13.71%
Non-Qualified VII                         10.735        9.342     (12.98%)                                            1,838,000.7
Non-Qualified VIII                         9.648        8.409     (12.84%)                                              511,032.2
Non-Qualified XIII                         7.362        6.436     (12.58%)                                              941,816.2
Non-Qualified XIV                          7.307        6.369     (12.84%)                                            1,005,300.5
Non-Qualified XV                           7.280        6.336     (12.97%)                                              442,313.6
Non-Qualified XVI                          8.470        7.367     (13.02%)                                              110,265.6
Non-Qualified XVIII                        8.459        7.324     (13.42%)                                               45,716.5
Non-Qualified XIX                          8.463        7.338     (13.29%)                                               78,147.3
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO -- INITIAL CLASS:                                                .85% to 1.40%         1.20%
Non-Qualified VII                         24.151       20.929     (13.34%)                                            4,072,090.4
Non-Qualified VIII                        20.173       17.509     (13.21%)                                              888,563.8
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS:                                    .85% to 1.40%         5.86%
Non-Qualified VII                         13.317       14.241       6.94%                                               216,261.8
Non-Qualified VIII                        12.998       13.921       7.10%                                                   281.4
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO -- INITIAL CLASS:
Non-Qualified V                      $    6,790,274
Non-Qualified V (0.75)                   14,344,902
Non-Qualified VII                        78,468,469
Non-Qualified VIII                       10,533,988
Non-Qualified IX                            386,229
Non-Qualified X                             227,767
Non-Qualified XII                           107,221
Non-Qualified XIII                       21,989,914
Non-Qualified XIV                        26,044,784
Non-Qualified XV                         10,482,650
Non-Qualified XVI                         1,873,167
Non-Qualified XVII                          109,603
Non-Qualified XVIII                         559,416
Non-Qualified XIX                         2,080,462
-----------------------------------
EQUITY-INCOME PORTFOLIO -- INITIAL
Non-Qualified V                           5,589,886
Non-Qualified V (0.75)                   11,715,099
Non-Qualified VII                       102,407,658
Non-Qualified VIII                       14,120,839
Non-Qualified IX                            210,057
Non-Qualified X                              93,800
Non-Qualified XII                            21,258
Non-Qualified XIII                       19,051,914
Non-Qualified XIV                        24,355,313
Non-Qualified XV                          7,081,094
Non-Qualified XVI                         4,011,576
Non-Qualified XVIII                         614,558
Non-Qualified XIX                         3,746,018
-----------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS:
Non-Qualified V                           9,239,504
Non-Qualified V (0.75)                   18,718,987
Non-Qualified VII                        81,862,384
Non-Qualified VIII                       13,060,776
Non-Qualified IX                            207,079
Non-Qualified X                             570,609
Non-Qualified XII                            99,338
Non-Qualified XIII                       15,565,717
Non-Qualified XIV                        13,941,632
Non-Qualified XV                          5,005,253
Non-Qualified XVI                         4,485,668
Non-Qualified XVII                            6,419
Non-Qualified XVIII                         772,466
Non-Qualified XIX                         3,782,922
-----------------------------------
HIGH INCOME PORTFOLIO -- INITIAL
  CLASS:
Non-Qualified VII                        17,170,603
Non-Qualified VIII                        4,297,270
Non-Qualified XIII                        6,061,529
Non-Qualified XIV                         6,402,759
Non-Qualified XV                          2,802,499
Non-Qualified XVI                           812,327
Non-Qualified XVIII                         334,828
Non-Qualified XIX                           573,445
Annuity contracts in payment period         929,606
-----------------------------------
INDEX 500 PORTFOLIO -- INITIAL CLAS
Non-Qualified VII                        85,224,780
Non-Qualified VIII                       15,557,864
-----------------------------------
INVESTMENT GRADE BOND PORTFOLIO --
Non-Qualified VII                         3,079,785
Non-Qualified VIII                            3,917
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO -- INITIAL
  CLASS:                                                                             .45% to 1.50%        13.97%
Non-Qualified V                         $ 15.514     $ 12.077     (22.15%)                                               40,745.1
Non-Qualified V (0.75)                    15.894       12.436     (21.76%)                                              193,610.7
Non-Qualified VII                         17.062       13.261     (22.28%)                                              489,657.4
Non-Qualified VIII                        14.491       11.280     (22.16%)                                               45,271.5
Non-Qualified IX                          15.370       11.935     (22.35%)                                                  845.8
Non-Qualified XII                         11.081        8.665     (21.80%)                                                   60.5
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES:                                             .45% to 1.90%         0.00%
Non-Qualified V                           30.628       18.313     (40.21%)                                              759,840.2
Non-Qualified V (0.75)                    31.380       18.857     (39.91%)                                            1,131,518.3
Non-Qualified VII                         30.497       18.205     (40.31%)                                            2,092,270.0
Non-Qualified VIII                        21.226       12.690     (40.21%)                                              466,910.4
Non-Qualified IX                          30.344       18.097     (40.36%)                                               27,005.1
Non-Qualified X                           30.628       18.313     (40.21%)                                               34,365.5
Non-Qualified XII                         17.646       10.599     (39.94%)                                               26,237.8
Non-Qualified XIII                        16.650        9.985     (40.03%)                                            2,548,969.9
Non-Qualified XIV                         16.527        9.881     (40.21%)                                            2,197,460.3
Non-Qualified XV                          16.466        9.829     (40.31%)                                              849,467.7
Non-Qualified XVI                          6.975        4.161     (40.34%)                                              600,078.1
Non-Qualified XVII                        36.266       21.803     (39.88%)                                                2,366.5
Non-Qualified XVIII                        6.966        4.137     (40.61%)                                              273,183.2
Non-Qualified XIX                          6.969        4.145     (40.52%)                                              470,611.3
----------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO -- I SHARES:                                                      .45% to 1.90%         2.63%
Non-Qualified V                           24.030       22.613      (5.90%)                                              594,285.6
Non-Qualified V (0.75)                    24.619       23.285      (5.42%)                                              787,161.7
Non-Qualified VII                         26.630       25.019      (6.05%)                                            2,695,283.0
Non-Qualified VIII                        21.234       19.980      (5.91%)                                              769,233.8
Non-Qualified IX                          23.807       22.348      (6.13%)                                                9,178.9
Non-Qualified X                           24.030       22.613      (5.90%)                                               30,038.0
Non-Qualified XII                         14.043       13.276      (5.46%)                                               13,629.5
Non-Qualified XIII                        13.308       12.560      (5.62%)                                            3,515,601.2
Non-Qualified XIV                         13.210       12.430      (5.90%)                                            4,073,987.6
Non-Qualified XV                          13.161       12.365      (6.05%)                                            1,450,692.3
Non-Qualified XVI                          9.746        9.152      (6.09%)                                              656,846.9
Non-Qualified XVII                        24.167       22.867      (5.38%)                                                   42.0
Non-Qualified XVIII                        9.734        9.098      (6.53%)                                              159,510.4
Non-Qualified XIX                          9.738        9.116      (6.39%)                                              483,590.9
----------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO -- I
  SHARES:                                                                            .45% to 1.50%         5.95%
Non-Qualified V                           16.331       17.375       6.39%                                               114,774.9
Non-Qualified V (0.75)                    16.731       17.891       6.93%                                               323,207.6
Non-Qualified VII                         16.170       17.176       6.22%                                               751,089.7
Non-Qualified VIII                        13.554       14.419       6.38%                                               219,465.5
Non-Qualified IX                          16.179       17.170       6.13%                                                 1,348.2
Non-Qualified X                           16.331       17.375       6.39%                                                 3,109.7
Non-Qualified XII                         10.967       11.721       6.88%                                                 1,720.9
Non-Qualified XVII                        17.723       17.584      (0.78%)    (10)                                           54.4
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES:                                                        .45% to 2.25%         0.26%
Non-Qualified V                           24.782       18.419     (25.68%)                                              458,626.9
Non-Qualified V (0.75)                    25.390       18.966     (25.30%)                                              710,104.4
Non-Qualified VII                         29.345       21.775     (25.80%)                                            2,272,404.5
Non-Qualified VIII                        20.951       15.570     (25.68%)                                              470,607.5
Non-Qualified IX                          24.552       18.202     (25.86%)                                               10,800.6
Non-Qualified X                           24.782       18.419     (25.68%)                                               45,289.8
Non-Qualified XII                         13.829       10.325     (25.34%)                                               23,971.3
Non-Qualified XIII                        13.203        9.842     (25.46%)                                            2,954,711.4
Non-Qualified XIV                         13.106        9.740     (25.68%)                                            3,897,751.1
Non-Qualified XV                          13.057        9.689     (25.79%)                                            1,297,820.4
Non-Qualified XVI                          8.308        6.162     (25.83%)                                              388,433.0
Non-Qualified XVII                        27.143       20.285     (25.27%)                                                  617.3
Non-Qualified XVIII                        8.298        6.126     (26.17%)                                              140,973.1

-----------------------------------
OVERSEAS PORTFOLIO -- INITIAL
  CLASS:
Non-Qualified V                      $      492,078
Non-Qualified V (0.75)                    2,407,743
Non-Qualified VII                         6,493,347
Non-Qualified VIII                          510,662
Non-Qualified IX                             10,095
Non-Qualified XII                               524
-----------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SH
Non-Qualified V                          13,914,954
Non-Qualified V (0.75)                   21,337,040
Non-Qualified VII                        38,089,775
Non-Qualified VIII                        5,925,093
Non-Qualified IX                            488,711
Non-Qualified X                             629,336
Non-Qualified XII                           278,094
Non-Qualified XIII                       25,451,464
Non-Qualified XIV                        21,713,105
Non-Qualified XV                          8,349,418
Non-Qualified XVI                         2,496,925
Non-Qualified XVII                           51,596
Non-Qualified XVIII                       1,130,159
Non-Qualified XIX                         1,950,684
-----------------------------------
BALANCED PORTFOLIO -- I SHARES:
Non-Qualified V                          13,438,580
Non-Qualified V (0.75)                   18,329,061
Non-Qualified VII                        67,433,285
Non-Qualified VIII                       15,369,292
Non-Qualified IX                            205,130
Non-Qualified X                             679,250
Non-Qualified XII                           180,945
Non-Qualified XIII                       44,155,951
Non-Qualified XIV                        50,639,666
Non-Qualified XV                         17,937,810
Non-Qualified XVI                         6,011,463
Non-Qualified XVII                              961
Non-Qualified XVIII                       1,451,226
Non-Qualified XIX                         4,408,415
-----------------------------------
FLEXIBLE INCOME PORTFOLIO -- I
  SHARES:
Non-Qualified V                           1,994,214
Non-Qualified V (0.75)                    5,782,507
Non-Qualified VII                        12,900,716
Non-Qualified VIII                        3,164,473
Non-Qualified IX                             23,148
Non-Qualified X                              54,031
Non-Qualified XII                            20,171
Non-Qualified XVII                              956
-----------------------------------
GROWTH PORTFOLIO -- I SHARES:
Non-Qualified V                           8,447,448
Non-Qualified V (0.75)                   13,467,840
Non-Qualified VII                        49,481,607
Non-Qualified VIII                        7,327,359
Non-Qualified IX                            196,592
Non-Qualified X                             834,192
Non-Qualified XII                           247,504
Non-Qualified XIII                       29,080,270
Non-Qualified XIV                        37,964,096
Non-Qualified XV                         12,574,582
Non-Qualified XVI                         2,393,524
Non-Qualified XVII                           12,522
Non-Qualified XVIII                         863,601

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES: (continued)
Non-Qualified XIX                       $  8.301     $  6.138     (26.06%)                                              478,006.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHARES:                                              .45% to 2.25%         0.44%
Non-Qualified V                           28.839       22.088     (23.41%)                                              760,307.5
Non-Qualified V (0.75)                    29.545       22.744     (23.02%)                                            1,445,273.7
Non-Qualified VII                         32.413       24.786     (23.53%)                                            5,466,150.7
Non-Qualified VIII                        23.476       17.979     (23.42%)                                              978,798.4
Non-Qualified IX                          28.571       21.829     (23.60%)                                               30,914.7
Non-Qualified X                           28.839       22.088     (23.41%)                                               36,001.6
Non-Qualified XII                         13.899       10.694     (23.06%)                                               30,407.3
Non-Qualified XIII                        13.030       10.010     (23.18%)                                            4,534,178.5
Non-Qualified XIV                         12.934        9.906     (23.41%)                                            4,448,459.3
Non-Qualified XV                          12.886        9.854     (23.53%)                                            1,330,767.3
Non-Qualified XVI                          8.570        6.550     (23.57%)                                              821,676.3
Non-Qualified XVII                        32.317       24.889     (22.98%)                                                2,237.7
Non-Qualified XVIII                        8.559        6.512     (23.92%)                                              210,061.4
Non-Qualified XIX                          8.563        6.525     (23.80%)                                              883,452.4
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- FUNDS:
GLOBAL GOVERNMENT SERIES:                                                            .85% to 1.40%         3.89%
Non-Qualified VII                         10.799       11.153       3.28%                                               123,681.3
Non-Qualified VIII                        10.875       11.249       3.44%                                                32,268.4
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SERIES:                                                                 .50% to 1.90%         5.19%
Non-Qualified VII                         16.782       16.586      (1.17%)                                            2,148,560.5
Non-Qualified VIII                        16.901       16.730      (1.01%)                                              486,345.7
Non-Qualified XIII                        11.934       11.850      (0.70%)                                            1,083,171.8
Non-Qualified XIV                         11.846       11.726      (1.01%)                                            1,711,650.3
Non-Qualified XV                          11.803       11.665      (1.17%)                                              515,485.9
Non-Qualified XVI                         10.763       10.632      (1.22%)                                              560,756.8
Non-Qualified XVIII                       10.749       10.570      (1.67%)                                              152,627.1
Non-Qualified XIX                         10.754       10.591      (1.52%)                                              343,894.7
----------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
TACTICAL ALLOCATION PORTFOLIO:                                                       .50% to 1.90%         7.95%
Non-Qualified XIII                        10.326        8.944     (13.38%)                                              229,676.1
Non-Qualified XIV                         10.273        8.871     (13.65%)                                            1,022,443.2
Non-Qualified XV                          10.247        8.835     (13.78%)                                              100,436.8
Non-Qualified XVI                          9.567        8.244     (13.83%)                                              149,872.3
Non-Qualified XVIII                        9.555        8.196     (14.22%)                                               65,707.5
Non-Qualified XIX                          9.559        8.212     (14.09%)                                               66,813.4
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:                                                           .50% to 2.25%        15.39%
Non-Qualified VII                         21.423       14.517     (32.24%)                                              827,071.7
Non-Qualified VIII                        21.545       14.622     (32.13%)                                              262,224.3
Non-Qualified XIII                        14.970       10.191     (31.92%)                                              733,700.7
Non-Qualified XIV                         14.860       10.085     (32.13%)                                              774,542.9
Non-Qualified XV                          14.805       10.032     (32.24%)                                              257,899.5
Non-Qualified XVI                          6.828        4.625     (32.26%)                                              548,565.0
Non-Qualified XVIII                        6.820        4.598     (32.58%)                                              361,045.2
Non-Qualified XIX                          6.823        4.607     (32.48%)                                              297,833.7
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:                                                           .75% to 1.50%        12.79%
Non-Qualified V                           16.275       14.137     (13.14%)                                              112,012.5
Non-Qualified V (0.75)                    16.495       14.400     (12.70%)                                              242,920.2
Non-Qualified VII                         21.023       18.231     (13.28%)                                              517,494.8
Non-Qualified VIII                        21.142       18.363     (13.14%)                                               95,208.5
Non-Qualified IX                          16.166       14.007     (13.36%)                                                4,399.2
Non-Qualified XII                         16.571       14.460     (12.74%)                                                5,322.0
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
GROWTH PORTFOLIO -- I SHARES: (cont
Non-Qualified XIX                    $    2,934,006
Annuity contracts in payment period      10,953,568
-----------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHA
Non-Qualified V                          16,793,673
Non-Qualified V (0.75)                   32,871,305
Non-Qualified VII                       135,484,011
Non-Qualified VIII                       17,597,817
Non-Qualified IX                            674,837
Non-Qualified X                             795,203
Non-Qualified XII                           325,176
Non-Qualified XIII                       45,387,127
Non-Qualified XIV                        44,066,438
Non-Qualified XV                         13,113,381
Non-Qualified XVI                         5,381,980
Non-Qualified XVII                           55,695
Non-Qualified XVIII                       1,367,920
Non-Qualified XIX                         5,764,527
Annuity contracts in payment period      11,716,767
-----------------------------------
MFS-REGISTERED TRADEMARK- FUNDS:
GLOBAL GOVERNMENT SERIES:
Non-Qualified VII                         1,379,417
Non-Qualified VIII                          362,987
-----------------------------------
TOTAL RETURN SERIES:
Non-Qualified VII                        35,636,024
Non-Qualified VIII                        8,136,563
Non-Qualified XIII                       12,835,586
Non-Qualified XIV                        20,070,812
Non-Qualified XV                          6,013,143
Non-Qualified XVI                         5,961,966
Non-Qualified XVIII                       1,613,268
Non-Qualified XIX                         3,642,189
-----------------------------------
MITCHELL HUTCHINS SERIES TRUST:
TACTICAL ALLOCATION PORTFOLIO:
Non-Qualified XIII                        2,054,223
Non-Qualified XIV                         9,070,094
Non-Qualified XV                            887,359
Non-Qualified XVI                         1,235,547
Non-Qualified XVIII                         538,539
Non-Qualified XIX                           548,672
-----------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:
Non-Qualified VII                        12,006,600
Non-Qualified VIII                        3,834,244
Non-Qualified XIII                        7,477,144
Non-Qualified XIV                         7,811,265
Non-Qualified XV                          2,587,248
Non-Qualified XVI                         2,537,113
Non-Qualified XVIII                       1,660,086
Non-Qualified XIX                         1,372,120
Annuity contracts in payment period       1,163,578
-----------------------------------
GLOBAL SECURITIES FUND/VA:
Non-Qualified V                           1,583,521
Non-Qualified V (0.75)                    3,498,051
Non-Qualified VII                         9,434,447
Non-Qualified VIII                        1,748,314
Non-Qualified IX                             61,620
Non-Qualified XII                            76,956
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
MAIN STREET GROWTH & INCOME FUND/VA:                                                 .50% to 2.25%         0.53%
Non-Qualified VII                       $ 14.248     $ 12.620     (11.43%)                                            1,868,140.6
Non-Qualified VIII                        14.329       12.711     (11.29%)                                              616,805.4
Non-Qualified XIII                         9.891        8.801     (11.02%)                                              872,460.5
Non-Qualified XIV                          9.818        8.710     (11.29%)                                            1,636,808.5
Non-Qualified XV                           9.782        8.664     (11.43%)                                              542,225.4
Non-Qualified XVI                          8.838        7.824     (11.47%)                                              260,613.9
Non-Qualified XVIII                        8.827        7.779     (11.87%)                                               94,123.8
Non-Qualified XIX                          8.831        7.794     (11.74%)                                              249,384.5
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:                                                              .50% to 2.25%         6.16%
Non-Qualified V                           10.185       10.545       3.53%                                                 9,854.1
Non-Qualified V (0.75)                    10.323       10.742       4.06%                                                17,303.9
Non-Qualified VII                         11.206       11.583       3.36%                                               773,099.5
Non-Qualified VIII                        11.269       11.667       3.53%                                               230,729.8
Non-Qualified IX                          10.117       10.449       3.28%                                                   152.2
Non-Qualified XIII                        10.171       10.562       3.84%                                               554,901.8
Non-Qualified XIV                         10.096       10.453       3.54%                                               574,225.7
Non-Qualified XV                          10.059       10.398       3.37%                                               190,058.3
Non-Qualified XVI                          9.939       10.269       3.32%                                               129,252.5
Non-Qualified XVIII                        9.927       10.209       2.84%                                                33,697.5
Non-Qualified XIX                          9.931       10.229       3.00%                                                72,122.0
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND:                                                               .85% to 1.40%        19.78%
Non-Qualified VII                          8.011        7.075     (11.68%)                                              128,882.5
----------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:                                                        .45% to 1.50%         0.00%
Non-Qualified V                           14.530       12.062     (16.99%)                                               40,257.1
Non-Qualified V (0.75)                    14.886       12.420     (16.57%)                                               40,151.9
Non-Qualified VII                         14.354       11.897     (17.12%)                                               83,798.8
Non-Qualified IX                          14.395       11.920     (17.19%)                                                   32.4
Non-Qualified X                           14.530       12.062     (16.99%)                                                1,753.1
----------------------------------------------------------------------------------------------------------------------------------
PILGRIM VARIABLE FUNDS:
GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S:                                           .95% to 1.90%         0.00%
Non-Qualified XIII                         9.367        7.998     (14.62%)     (6)                                        6,966.1
Non-Qualified XIV                         10.031        7.981     (20.44%)     (5)                                        3,705.2
Non-Qualified XV                          10.086        7.973     (20.95%)     (4)                                        2,168.4
Non-Qualified XVI                          8.467        7.970      (5.87%)     (7)                                        3,466.9
Non-Qualified XIX                          9.970        7.954     (20.22%)     (4)                                        1,413.8
----------------------------------------------------------------------------------------------------------------------------------
MAGNA CAP PORTFOLIO -- CLASS S:                                                      .95% to 1.90%         0.91%
Non-Qualified XIII                         9.602        9.335      (2.78%)     (5)                                       28,148.5
Non-Qualified XIV                          9.567        9.316      (2.62%)     (5)                                        6,683.0
Non-Qualified XV                           9.624        9.306      (3.30%)     (5)                                          701.1
Non-Qualified XVI                          9.883        9.303      (5.87%)     (4)                                        7,866.6
Non-Qualified XIX                          9.284        9.284       0.00%     (11)                                        2,776.6
----------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S:                                          .95% to 1.90%         0.00%
Non-Qualified XIII                        10.181        8.476     (16.75%)     (4)                                       31,788.1
Non-Qualified XIV                         10.125        8.458     (16.46%)     (4)                                       27,540.0
Non-Qualified XV                           9.402        8.449     (10.14%)     (5)                                       14,863.5
Non-Qualified XVI                         10.001        8.447     (15.54%)     (4)                                       13,286.8
Non-Qualified XVIII                        9.481        8.420     (11.19%)     (5)                                          288.0
Non-Qualified XIX                          9.630        8.429     (12.47%)     (6)                                       14,482.5
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S:                                        .95% to 1.90%         0.35%
Non-Qualified XIII                        10.065        8.497     (15.58%)     (4)                                       73,606.7
Non-Qualified XIV                         10.064        8.479     (15.75%)     (4)                                       37,134.7
Non-Qualified XV                          11.291        8.470     (24.98%)     (4)                                       14,405.0
Non-Qualified XVI                         10.136        8.467     (16.47%)     (4)                                       18,432.1
Non-Qualified XVIII                       10.175        8.441     (17.04%)     (4)                                        2,354.2
Non-Qualified XIX                          9.638        8.450     (12.33%)     (6)                                        4,949.2
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
MAIN STREET GROWTH & INCOME FUND/VA
Non-Qualified VII                    $   23,575,934
Non-Qualified VIII                        7,840,213
Non-Qualified XIII                        7,678,525
Non-Qualified XIV                        14,256,602
Non-Qualified XV                          4,697,841
Non-Qualified XVI                         2,039,043
Non-Qualified XVIII                         732,189
Non-Qualified XIX                         1,943,703
Annuity contracts in payment period       2,944,636
-----------------------------------
STRATEGIC BOND FUND/VA:
Non-Qualified V                             103,912
Non-Qualified V (0.75)                      185,878
Non-Qualified VII                         8,954,812
Non-Qualified VIII                        2,691,925
Non-Qualified IX                              1,590
Non-Qualified XIII                        5,860,873
Non-Qualified XIV                         6,002,381
Non-Qualified XV                          1,976,226
Non-Qualified XVI                         1,327,294
Non-Qualified XVIII                         344,018
Non-Qualified XIX                           737,736
Annuity contracts in payment period         705,172
-----------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND:
Non-Qualified VII                           911,844
-----------------------------------
NATURAL RESOURCES TRUST FUND:
Non-Qualified V                             485,581
Non-Qualified V (0.75)                      498,687
Non-Qualified VII                           996,954
Non-Qualified IX                                386
Non-Qualified X                              21,146
-----------------------------------
PILGRIM VARIABLE FUNDS:
GROWTH OPPORTUNITIES PORTFOLIO -- C
Non-Qualified XIII                           55,715
Non-Qualified XIV                            29,571
Non-Qualified XV                             17,289
Non-Qualified XVI                            27,631
Non-Qualified XIX                            11,245
-----------------------------------
MAGNA CAP PORTFOLIO -- CLASS S:
Non-Qualified XIII                          262,766
Non-Qualified XIV                            62,259
Non-Qualified XV                              6,524
Non-Qualified XVI                            73,183
Non-Qualified XIX                            25,778
-----------------------------------
MID CAP OPPORTUNITIES PORTFOLIO --
Non-Qualified XIII                          269,436
Non-Qualified XIV                           232,933
Non-Qualified XV                            125,582
Non-Qualified XVI                           112,234
Non-Qualified XVIII                           2,425
Non-Qualified XIX                           122,073
-----------------------------------
SMALL CAP OPPORTUNITIES PORTFOLIO -
Non-Qualified XIII                          625,436
Non-Qualified XIV                           314,865
Non-Qualified XV                            122,010
Non-Qualified XVI                           156,065
Non-Qualified XVIII                          19,872
Non-Qualified XIX                            41,821
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I
  CLASS:                                                                             .45% to 2.25%        19.25%
Non-Qualified V                         $ 36.551     $ 27.159     (25.70%)                                              300,791.5
Non-Qualified V (0.75)                    37.448       27.966     (25.32%)                                              212,226.4
Non-Qualified VII                         17.303       12.836     (25.82%)                                            1,075,773.3
Non-Qualified VIII                        17.385       12.917     (25.70%)                                              308,780.4
Non-Qualified IX                          36.213       26.840     (25.88%)                                                3,302.6
Non-Qualified X                           36.551       27.159     (25.70%)                                                9,287.1
Non-Qualified XII                         14.714       10.983     (25.36%)                                                2,679.3
Non-Qualified XIII                        14.030       10.456     (25.47%)                                              863,568.1
Non-Qualified XIV                         13.926       10.347     (25.70%)                                              911,394.0
Non-Qualified XV                          13.875       10.293     (25.82%)                                              268,472.4
Non-Qualified XVI                          8.801        6.526     (25.85%)                                              339,484.1
Non-Qualified XVII                        40.304       30.112     (25.29%)                                                  374.7
Non-Qualified XVIII                        8.790        6.488     (26.19%)                                              126,421.4
Non-Qualified XIX                          8.794        6.500     (26.09%)                                              287,459.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS:                                       .45% to 2.25%        6.31%
Non-Qualified V                           20.426       15.086     (26.14%)                                              420,422.3
Non-Qualified V (0.75)                    20.927       15.534     (25.77%)                                              443,964.5
Non-Qualified VII                         19.644       14.485     (26.26%)                                            3,504,571.0
Non-Qualified VIII                        13.372        9.875     (26.15%)                                              482,714.9
Non-Qualified IX                          20.236       14.908     (26.33%)                                                7,437.3
Non-Qualified X                           20.426       15.086     (26.14%)                                               15,416.5
Non-Qualified XII                         11.453        8.497     (25.81%)                                                1,963.9
Non-Qualified XIII                        10.933        8.099     (25.92%)                                              853,538.0
Non-Qualified XIV                         10.853        8.015     (26.15%)                                            1,011,359.3
Non-Qualified XV                          10.812        7.973     (26.26%)                                              336,247.7
Non-Qualified XVI                          7.614        5.612     (26.29%)                                              140,982.7
Non-Qualified XVII                        20.274       15.056     (25.74%)                                                  380.3
Non-Qualified XVIII                        7.605        5.579     (26.64%)                                               74,706.8
Non-Qualified XIX                          7.608        5.590     (26.52%)                                              184,512.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS:                                        .45% to 1.90%        20.49%
Non-Qualified V                           17.889       13.976     (21.87%)                                              351,117.2
Non-Qualified V (0.75)                    18.328       14.392     (21.48%)                                              270,714.1
Non-Qualified VI                          15.133       11.830     (21.83%)                                               21,904.6
Non-Qualified VII                         17.659       13.775     (21.99%)                                            2,768,106.8
Non-Qualified VIII                        12.169        9.506     (21.88%)                                              491,017.8
Non-Qualified IX                          17.723       13.812     (22.07%)                                               12,674.6
Non-Qualified X                           17.889       13.976     (21.87%)                                              141,938.0
Non-Qualified XI                          15.133       11.830     (21.83%)                                                1,303.0
Non-Qualified XIII                        11.755        9.211     (21.64%)                                              416,033.9
Non-Qualified XIV                         11.668        9.115     (21.88%)                                              766,264.9
Non-Qualified XV                          11.625        9.068     (22.00%)                                              239,620.4
Non-Qualified XVI                          8.726        6.803     (22.04%)                                              165,807.7
Non-Qualified XVIII                        8.715        6.763     (22.40%)                                               51,496.2
Non-Qualified XIX                          8.719        6.777     (22.27%)                                              131,798.1
----------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS:                               .45% to 2.25%        25.04%
Non-Qualified V                           26.160       18.876     (27.84%)                                              254,403.9
Non-Qualified V (0.75)                    26.801       19.437     (27.48%)                                              242,231.6
Non-Qualified VII                         14.415       10.384     (27.96%)                                              218,708.8
Non-Qualified VIII                        14.482       10.449     (27.85%)                                               56,361.3
Non-Qualified IX                          25.917       18.654     (28.02%)                                                3,764.1
Non-Qualified X                           26.160       18.876     (27.84%)                                                2,388.8
Non-Qualified XIII                        11.557        8.364     (27.63%)                                              856,531.9
Non-Qualified XIV                         11.472        8.277     (27.85%)                                              529,984.2
Non-Qualified XV                          11.430        8.234     (27.96%)                                              415,390.2
Non-Qualified XVI                          9.775        7.038     (28.00%)                                              227,334.0
Non-Qualified XVIII                        9.763        6.997     (28.33%)                                               10,818.9
Non-Qualified XIX                          9.767        7.011     (28.22%)                                               74,030.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTF
  CLASS:
Non-Qualified V                      $    8,169,197
Non-Qualified V (0.75)                    5,935,123
Non-Qualified VII                        13,808,626
Non-Qualified VIII                        3,988,516
Non-Qualified IX                             88,643
Non-Qualified X                             252,229
Non-Qualified XII                            29,427
Non-Qualified XIII                        9,029,468
Non-Qualified XIV                         9,430,194
Non-Qualified XV                          2,763,386
Non-Qualified XVI                         2,215,473
Non-Qualified XVII                           11,282
Non-Qualified XVIII                         820,222
Non-Qualified XIX                         1,868,485
Annuity contracts in payment period       4,421,857
-----------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO
Non-Qualified V                           6,342,491
Non-Qualified V (0.75)                    6,896,544
Non-Qualified VII                        50,763,711
Non-Qualified VIII                        4,766,810
Non-Qualified IX                            110,875
Non-Qualified X                             232,573
Non-Qualified XII                            16,687
Non-Qualified XIII                        6,912,804
Non-Qualified XIV                         8,106,045
Non-Qualified XV                          2,680,903
Non-Qualified XVI                           791,195
Non-Qualified XVII                            5,726
Non-Qualified XVIII                         416,789
Non-Qualified XIX                         1,031,423
Annuity contracts in payment period       2,460,777
-----------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -
Non-Qualified V                           4,907,214
Non-Qualified V (0.75)                    3,896,117
Non-Qualified VI                            259,132
Non-Qualified VII                        38,130,671
Non-Qualified VIII                        4,667,615
Non-Qualified IX                            175,062
Non-Qualified X                           1,983,726
Non-Qualified XI                             15,415
Non-Qualified XIII                        3,832,088
Non-Qualified XIV                         6,984,505
Non-Qualified XV                          2,172,878
Non-Qualified XVI                         1,127,990
Non-Qualified XVIII                         348,269
Non-Qualified XIX                           893,196
-----------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PO
Non-Qualified V                           4,802,128
Non-Qualified V (0.75)                    4,708,255
Non-Qualified VII                         2,271,072
Non-Qualified VIII                          588,919
Non-Qualified IX                             70,215
Non-Qualified X                              45,091
Non-Qualified XIII                        7,164,033
Non-Qualified XIV                         4,386,679
Non-Qualified XV                          3,420,323
Non-Qualified XVI                         1,599,977
Non-Qualified XVIII                          75,700
Non-Qualified XIX                           519,025
Annuity contracts in payment period         797,729
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS:                                .45% to 2.25%        15.41%
Non-Qualified V                         $ 21.643     $ 19.189     (11.34%)                                              212,838.0
Non-Qualified V (0.75)                    22.174       19.759     (10.89%)                                              246,671.1
Non-Qualified VII                         27.438       24.288     (11.48%)                                            3,007,877.4
Non-Qualified VIII                        19.893       17.636     (11.35%)                                              281,779.1
Non-Qualified IX                          21.443       18.964     (11.56%)                                                9,149.6
Non-Qualified X                           21.643       19.189     (11.34%)                                                6,687.7
Non-Qualified XII                         13.138       11.702     (10.93%)                                                1,872.9
Non-Qualified XVII                        25.061       22.342     (10.85%)                                                1,012.6
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO:                                                       .95% to 1.90%         0.00%
Non-Qualified XIII                         9.126        8.903      (2.44%)     (6)                                       16,482.2
Non-Qualified XIV                          9.208        8.884      (3.52%)     (6)                                       24,556.3
Non-Qualified XV                           9.047        8.875      (1.90%)     (6)                                        7,748.4
Non-Qualified XVI                          8.978        8.872      (1.18%)     (6)                                       25,615.0
Non-Qualified XVIII                        8.105        8.844       9.12%      (9)                                          629.1
Non-Qualified XIX                          9.109        8.854      (2.80%)     (6)                                        6,445.3
----------------------------------------------------------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO:                                          .95% to 1.90%         0.00%
Non-Qualified XIV                          9.347        7.521     (19.54%)     (7)                                          259.7
Non-Qualified XVI                          8.170        7.510      (8.08%)     (5)                                        6,248.6
Non-Qualified XVIII                        7.170        7.487       4.42%      (6)                                          213.2
Non-Qualified XIX                          8.295        7.495      (9.64%)     (6)                                        1,175.5
----------------------------------------------------------------------------------------------------------------------------------
TOTAL
==================================================================================================================================

-----------------------------------
PPI T. ROWE PRICE GROWTH EQUITY POR
Non-Qualified V                      $    4,084,148
Non-Qualified V (0.75)                    4,873,974
Non-Qualified VII                        73,055,327
Non-Qualified VIII                        4,969,456
Non-Qualified IX                            173,513
Non-Qualified X                             128,331
Non-Qualified XII                            21,917
Non-Qualified XVII                           22,624
Annuity contracts in payment period       2,065,761
-----------------------------------
PRUDENTIAL JENNISON PORTFOLIO:
Non-Qualified XIII                          146,741
Non-Qualified XIV                           218,158
Non-Qualified XV                             68,767
Non-Qualified XVI                           227,256
Non-Qualified XVIII                           5,564
Non-Qualified XIX                            57,067
-----------------------------------
SP JENNISON INTERNATIONAL GROWTH PO
Non-Qualified XIV                             1,953
Non-Qualified XVI                            46,927
Non-Qualified XVIII                           1,596
Non-Qualified XIX                             8,810
-----------------------------------
TOTAL                                $5,771,340,707
===================================

       NON-QUALIFIED 1964                Individual contracts issued from December 1, 1964 to
                                         March 14, 1967.

       NON-QUALIFIED V                   Certain AetnaPlus contracts issued in connection with
                                         Deferred Compensation Plans issued since August 28, 1992,
                                         and certain individual non-qualified contracts.

       NON-QUALIFIED VI                  Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified
                                         I).

       NON-QUALIFIED VII                 Certain individual and group contracts issued as
                                         non-qualified deferred annuity contracts or Individual
                                         Retirement Annuity contracts issued since May 4, 1994.

       NON-QUALIFIED VIII                Certain individual Retirement Annuity contracts issued since
                                         May 1, 1998.

       NON-QUALIFIED IX                  Group Aetna Plus contracts assessing an administrative
                                         expense charge effective April 7, 1997 issued in connection with Deferred Compensation Plans.

       NON-QUALIFIED X                   Group AetnaPlus contracts containing contractual limits on fees, issued in connection with Deferred Compensation Plans and as individual non-qualified contracts, resulting in
                                         reduced daily charges for certain funding options effective
                                         May 29, 1997.

       NON-QUALIFIED XI                  Certain contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29,
                                         1997.

       NON-QUALIFIED XIII                Certain individual Retirement Annuity contracts issued since
                                         October 1, 1998.

       NON-QUALIFIED XIV                 Certain individual Retirement Annuity contracts issued since
                                         September 1, 1998.

       NON-QUALIFIED XVI                 Certain individual Retirement Annuity contracts issued since
                                         August 2000.

       NON-QUALIFIED XVII                Group AetnaPlus contracts issued in connection with Deferred
                                         Compensation Plans having contract modifications effective
                                         September 1, 1999.

       NON-QUALIFIED XVIII               Certain individual Retirement Annuity contracts issued since
                                         September 2000.

       NON-QUALIFIED XIX                 Certain individual Retirement Annuity contracts issued since
                                         August 2000.

       NON-QUALIFIED XV                  Certain individual Retirement Annuity contracts issued since
                                         September 1, 1998.

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

       NOTES TO CONDENSED FINANCIAL INFORMATION:

                         (1)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during January
                               2001.
                         (2)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during March 2001.
                         (3)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during April 2001.
                         (4)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during May 2001.
                         (5)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during June 2001.
                         (6)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during July 2001.
                         (7)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during August 2001.
                         (8)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during September
                               2001.
                         (9)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during October
                               2001.
                        (10)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during November
                               2001.
                        (11)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during December
                               2001.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001:
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as amended, as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 2001:

   Aetna Ascent VP                           Federated Insurance Series: (continued):
   Aetna Balanced VP, Inc.                   - Equity Income Fund II
   Aetna Bond VP                             - Growth Strategies Fund II
   Aetna Crossroads VP                       - High Income Bond Fund II
   Aetna GET Fund, Series D                  - International Equity Fund II
   Aetna GET Fund, Series E                  - Prime Money Fund II
   Aetna GET Fund, Series G                  - U.S. Government Securities Fund II
   Aetna GET Fund, Series H                  - Utility Fund II
   Aetna GET Fund, Series I                  Fidelity-Registered Trademark- Variable Insurance
   Aetna GET Fund, Series J                  Products Funds:
   Aetna GET Fund, Series K                  - Asset Manager Portfolio -- Initial Class
   Aetna GET Fund, Series L                  - Contrafund-Registered Trademark- Portfolio -- Initial
   Aetna GET Fund, Series M                  Class
   Aetna GET Fund, Series N                  - Equity-Income Portfolio -- Initial Class
   Aetna GET Fund, Series P                  - Growth Portfolio -- Initial Class
   Aetna GET Fund, Series Q                  - High Income Portfolio -- Initial Class
   Aetna Growth and Income VP                - Index 500 Portfolio -- Initial Class
   Aetna Growth VP                           - Investment Grade Bond Portfolio -- Initial Class
   Aetna Index Plus Large Cap VP             - Overseas Portfolio -- Initial Class
   Aetna Index Plus Mid Cap VP               Janus Aspen Series:
   Aetna Index Plus Small Cap VP             - Aggressive Growth Portfolio -- I Shares
   Aetna International VP                    - Balanced Portfolio -- I Shares
   Aetna Legacy VP                           - Flexible Income Portfolio -- I Shares
   Aetna Money Market VP                     - Growth Portfolio -- I Shares
   Aetna Small Company VP                    - Worldwide Growth Portfolio -- I Shares
   Aetna Technology VP                       MFS-Registered Trademark- Funds:
   Aetna Value Opportunity VP                - Global Government Series
   AIM V.I. Funds:                           - Total Return Series
   - Capital Appreciation Fund               Mitchell Hutchins Series Trust:
   - Government Securities Fund              - Growth and Income Portfolio
   - Growth and Income Fund                  - Small Cap portfolio
   - Growth Fund                             - Tactical Allocation Portfolio
   - Value Fund                              Oppenheimer Funds:
   Alger American Funds:                     - Aggressive Growth Fund/VA
   - Balanced Portfolio                      - Global Securities Fund/VA
   - Income & Growth Portfolio               - Main Street Growth & Income Fund/VA
   - Leveraged AllCap Portfolio              - Strategic Bond Fund/VA
   Alliance Funds:                           Pilgrim Funds:
   - Growth and Income Portfolio             - Emerging Markets Fund, Inc.
   - Premier Growth Portfolio                - Natural Resources Trust Fund
   - Quasar Portfolio                        Pilgrim Variable Funds:
   American Century Investments:             - Growth Opportunities Portfolio -- Class S
   - Balanced Fund                           - Magna Cap Portfolio -- Class S
   - International Fund                      - Mid Cap Opportunities Portfolio -- Class S
   Calvert Social Balanced Portfolio         - Small Cap Opportunities Portfolio -- Class S
   Federated Insurance Series:               Portfolio Partners, Inc. (PPI):
   - American Leaders Fund II                - PPI MFS Capital Opportunities Portfolio -- I Class
                                             - PPI MFS Emerging Equities Portfolio -- I Class
                                             - PPI MFS Research Growth Portfolio -- I Class
                                             - PPI Scudder International Growth Portfolio -- I Class
                                             - PPI T. Rowe Price Growth Equity Portfolio -- I Class
                                             Prudential Jennison Portfolio
                                             SP Jennison International Growth Portfolio

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2001 aggregated $2,907,441,528 and $2,444,944,910, respectively.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation                  $    249,636  $   (192,305) $    2,505,781  $    (2,720,528)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation                    11,377,649    (2,264,628)     23,173,137      (30,276,467)
 AETNA BOND VP
 Annuity contracts in
   accumulation                     7,945,091    (1,435,902)     20,279,853      (19,410,035)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                       481,864      (239,251)      3,036,587       (3,184,113)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation                       347,661       (53,802)      4,990,486       (7,539,591)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation                     1,801,027    (1,823,039)     12,420,366      (12,841,030)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation                     2,482,472    (5,314,830)     36,784,208      (38,822,534)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                       684,964    (3,030,137)     17,751,591      (18,186,366)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                       643,089    (2,295,358)     11,738,713      (12,108,479)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                       225,593    (1,534,833)      6,728,564       (6,948,467)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                       136,636    (1,315,076)      6,370,181       (6,653,962)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                         3,658    (1,752,808)      5,816,198       (5,928,542)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                     1,874,334    (1,324,455)      7,492,254       (7,365,141)
 AETNA GET FUND, SERIES M
 Annuity contracts in
   accumulation                     2,028,202    (1,382,780)      4,582,147       (4,633,814)
 AETNA GET FUND, SERIES N
 Annuity contracts in
   accumulation                       752,868      (642,884)      9,054,819       (8,844,052)
 AETNA GET FUND, SERIES P
 Annuity contracts in
   accumulation                        48,120      (114,682)      2,681,028       (2,680,728)
 AETNA GET FUND, SERIES Q
 Annuity contracts in
   accumulation                             0        (1,059)        974,250         (974,087)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation                     4,762,495    (8,183,668)    178,157,859     (292,034,184)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                     8,313,560      (727,122)     94,630,200     (132,444,520)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation                  $   (214,747)  $      88,271  $    (1,939,740) $ (2,028,011)    $  (2,185,427)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                    (7,103,330)    (26,671,998)     (39,632,837)  (12,960,839)      (10,951,148)
AETNA BOND VP
Annuity contracts in
  accumulation                       869,818         292,798        1,190,970       898,172         8,277,179
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      (147,526)         96,848       (1,646,815)   (1,743,663)       (1,648,576)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    (2,549,105)     (1,291,730)               0     1,291,730          (963,516)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      (420,664)     (5,506,290)      (4,410,322)    1,095,968           653,292
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                    (2,038,326)    (16,149,627)     (14,356,018)    1,793,609        (3,077,075)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                      (434,775)     (4,092,929)      (1,959,918)    2,133,011          (646,937)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                      (369,766)     (3,459,172)      (2,894,300)      564,872        (1,457,163)
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                      (219,903)     (1,839,216)        (851,507)      987,709          (541,434)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                      (283,781)     (2,762,925)      (1,664,280)    1,098,645          (363,576)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                      (112,344)       (937,549)      (1,605,745)     (668,196)       (2,529,690)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                       127,113             194       (1,992,611)   (1,992,805)       (1,315,813)
AETNA GET FUND, SERIES M
Annuity contracts in
  accumulation                       (51,667)              0       (3,590,542)   (3,590,542)       (2,996,787)
AETNA GET FUND, SERIES N
Annuity contracts in
  accumulation                       210,767               0        2,203,779     2,203,779         2,524,530
AETNA GET FUND, SERIES P
Annuity contracts in
  accumulation                           300               0          192,563       192,563           126,301
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                           163               0              757           757              (139)
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                  (113,876,325)   (241,325,047)    (297,317,718)  (55,992,671)     (173,290,169)
AETNA GROWTH VP
Annuity contracts in
  accumulation                   (37,814,320)    (11,298,783)      (3,450,213)    7,848,570       (22,379,312)
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation                  $  9,897,852  $ (2,853,167) $  106,107,224  $  (142,896,002)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                       521,114       (65,963)      2,436,526       (2,739,854)
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                        65,130       (12,012)      1,607,489       (1,591,462)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation                        10,501      (105,844)     45,584,762      (49,986,756)
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                     1,080,182      (322,665)      6,467,384       (6,615,858)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation                    11,841,123    (3,370,105)    749,106,647     (749,894,537)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation                     2,133,898      (638,072)     62,327,461      (62,406,737)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                             0      (128,546)     14,055,074      (21,224,020)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation                     1,200,310      (310,011)      7,927,547       (8,645,315)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                     1,907,222      (300,008)      6,380,702      (10,324,224)
   GOVERNMENT SECURITIES FUND
 Annuity contracts in
   accumulation                       262,179       (63,274)      2,444,070       (2,349,228)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation                        21,411      (561,955)      4,861,685       (7,767,404)
   GROWTH FUND
 Annuity contracts in
   accumulation                        66,226      (371,290)      4,277,489       (8,197,683)
   VALUE FUND
 Annuity contracts in
   accumulation                     1,589,248      (912,322)     12,092,453      (16,269,830)
 ALGER AMERICAN FUNDS:
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                       132,843       (58,127)      1,043,081       (1,102,677)
   INCOME & GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                       972,656      (182,226)      3,002,853       (3,665,251)
   LEVERAGED ALLCAP PORTFOLIO
 Annuity contracts in
   accumulation                       426,602      (167,563)      2,747,405       (3,877,481)
 ALLIANCE FUNDS:
   GROWTH AND INCOME PORTFOLIO
 Annuity contracts in
   accumulation                       690,777      (202,992)        816,894         (871,741)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                  $(36,788,778)  $ (37,334,071) $   (46,577,775) $ (9,243,704)    $ (38,987,797)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                      (303,328)         77,987         (288,645)     (366,632)         (214,809)
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        16,027          69,502           49,522       (19,980)           49,165
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                    (4,401,994)     (1,854,980)         245,317     2,100,297        (2,397,040)
AETNA LEGACY VP
Annuity contracts in
  accumulation                      (148,474)        473,877       (1,069,986)   (1,543,863)         (934,820)
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                      (787,890)      2,001,969        1,619,703      (382,266)        7,300,862
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       (79,276)      1,228,137        1,651,001       422,864         1,839,414
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                    (7,168,946)     (3,777,303)        (128,319)    3,648,984        (3,648,508)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                      (717,768)        383,845       (2,918,403)   (3,302,248)       (3,129,717)
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                    (3,943,522)     (5,765,131)     (10,536,743)   (4,771,612)       (7,107,920)
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                        94,842            (259)        (124,367)     (124,108)          169,639
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                    (2,905,719)     (8,539,095)     (18,304,491)   (9,765,396)      (13,211,659)
  GROWTH FUND
Annuity contracts in
  accumulation                    (3,920,194)     (9,043,771)     (18,837,689)   (9,793,918)      (14,019,176)
  VALUE FUND
Annuity contracts in
  accumulation                    (4,177,377)     (7,734,104)     (15,583,648)   (7,849,544)      (11,349,995)
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       (59,596)       (159,674)        (321,590)     (161,916)         (146,796)
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (662,398)       (550,320)      (3,175,152)   (2,624,832)       (2,496,800)
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                    (1,130,076)     (2,906,571)      (4,631,271)   (1,724,700)       (2,595,737)
ALLIANCE FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                       (54,847)         34,311       (1,296,388)   (1,330,699)         (897,761)
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
   PREMIER GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                  $    354,185  $    (87,980) $      604,172  $      (831,270)
   QUASAR PORTFOLIO
 Annuity contracts in
   accumulation                        17,973        (6,740)        407,648         (458,690)
 AMERICAN CENTURY VP FUNDS:
   BALANCED FUND
 Annuity contracts in
   accumulation                       147,073       (31,651)        555,347         (610,794)
   INTERNATIONAL FUND
 Annuity contracts in
   accumulation                       390,807       (49,590)        809,213       (1,105,799)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                       109,907       (26,548)        618,082         (694,165)
 FEDERATED INSURANCE SERIES:
   AMERICAN LEADERS FUND II
 Annuity contracts in
   accumulation                     1,917,273    (1,293,263)     16,943,140      (12,932,983)
   EQUITY INCOME FUND II
 Annuity contracts in
   accumulation                       411,071      (283,176)      5,372,572       (5,124,104)
   GROWTH STRATEGIES FUND II
 Annuity contracts in
   accumulation                       459,610      (357,879)      6,818,548       (5,379,459)
   HIGH INCOME BOND FUND II
 Annuity contracts in
   accumulation                     2,603,114      (337,791)      6,273,583       (8,320,808)
   INTERNATIONAL EQUITY FUND II
 Annuity contracts in
   accumulation                     2,007,286      (202,306)      3,858,005       (3,259,229)
   PRIME MONEY FUND II
 Annuity contracts in
   accumulation                       301,310      (117,630)      6,309,600       (6,309,600)
   U.S. GOVERNMENT SECURITIES FUND II
 Annuity contracts in
   accumulation                       445,726      (161,350)      2,460,106       (2,331,899)
   UTILITY FUND II
 Annuity contracts in
   accumulation                       579,989      (227,895)      4,087,446       (4,116,453)
 FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
   ASSET MANAGER PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       970,762      (215,889)      3,403,615       (3,849,530)
   CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     6,961,120    (2,342,906)     33,597,241      (40,800,127)
   EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                    11,925,239    (2,467,655)     53,521,422      (56,226,775)
   GROWTH PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                    13,676,127    (2,276,324)     21,128,365      (31,007,047)
   HIGH INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     5,820,989      (571,109)     16,342,490      (21,630,485)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                  $   (227,098)  $    (105,771) $    (1,317,002) $ (1,211,231)    $  (1,172,124)
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                       (51,042)          2,230           58,004        55,774            15,965
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                       (55,447)        (44,225)        (231,063)     (186,838)         (126,863)
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                      (296,586)         23,975       (1,417,475)   (1,441,450)       (1,396,819)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       (76,083)       (217,606)        (409,510)     (191,904)         (184,628)
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                     4,010,157      10,746,749          595,621   (10,151,128)       (5,516,961)
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                       248,468       2,132,983       (1,189,443)   (3,322,426)       (2,946,063)
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                     1,439,089       4,337,092       (5,127,605)   (9,464,697)       (7,923,877)
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    (2,047,225)     (4,746,268)      (4,853,798)     (107,530)          110,568
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                       598,776       2,439,119       (5,522,362)   (7,961,481)       (5,557,725)
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                             0               0                0             0           183,680
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                       128,207         341,857          532,993       191,136           603,719
  UTILITY FUND II
Annuity contracts in
  accumulation                       (29,007)       (860,370)      (3,738,808)   (2,878,438)       (2,555,351)
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      (445,915)       (266,900)      (1,569,200)   (1,302,300)         (993,342)
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (7,202,886)     (4,148,405)     (30,484,831)  (26,336,426)      (28,921,098)
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (2,705,353)     12,117,982       (7,024,362)  (19,142,344)      (12,390,113)
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (9,878,682)    (21,859,750)     (63,420,858)  (41,561,108)      (40,039,987)
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (5,287,995)     (5,306,372)     (11,177,588)   (5,871,216)       (5,909,331)
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
   INDEX 500 PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                  $  1,402,323  $ (1,558,857) $   65,319,405  $   (75,356,934)
   INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       198,718       (47,271)        913,059         (884,626)
   OVERSEAS PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     1,702,110      (145,617)      4,240,265       (5,298,626)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                             0    (2,163,717)    112,903,620     (215,885,251)
   BALANCED PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                     6,376,693    (2,968,062)     20,193,366      (23,710,796)
   FLEXIBLE INCOME PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                     1,269,158      (265,779)      6,289,940       (5,998,822)
   GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                       569,223    (2,672,433)     65,694,756      (94,749,332)
   WORLDWIDE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                     1,798,896    (4,794,060)    128,754,688     (180,869,641)
 MFS-REGISTERED TRADEMARK- FUNDS:
   GLOBAL GOVERNMENT SERIES
 Annuity contracts in
   accumulation                        63,853       (23,976)      1,082,986       (1,030,750)
   TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                     4,082,187    (1,069,865)      4,275,832       (4,280,271)
 MITCHELL HUTCHINS SERIES TRUST:
   GROWTH AND INCOME PORTFOLIO
 Annuity contracts in
   accumulation                       236,069       (10,015)        945,840       (1,177,364)
   SMALL CAP PORTFOLIO
 Annuity contracts in
   accumulation                             0        (1,968)        179,699         (240,390)
   TACTICAL ALLOCATION PORTFOLIO
 Annuity contracts in
   accumulation                     1,066,683      (181,353)      1,725,438       (2,176,044)
 OPPENHEIMER FUNDS:
   AGGRESSIVE GROWTH FUND/VA
 Annuity contracts in
   accumulation                     7,504,048      (597,444)     58,474,728     (101,406,088)
   GLOBAL SECURITIES FUND/VA
 Annuity contracts in
   accumulation                     2,152,426      (191,905)      4,588,739       (5,649,340)
   MAIN STREET GROWTH & INCOME FUND/VA
 Annuity contracts in
   accumulation                       354,611      (855,039)      6,097,720       (7,156,428)
   STRATEGIC BOND FUND/VA
 Annuity contracts in
   accumulation                     1,608,010      (340,357)      3,696,563       (3,751,698)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                  $(10,037,529)  $  (5,006,883) $   (11,947,387) $ (6,940,504)    $ (17,134,567)
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                        28,433         135,182          188,210        53,028           232,908
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (1,058,361)       (447,720)      (4,021,025)   (3,573,305)       (3,075,173)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                  (102,981,631)    (87,927,298)     (88,352,754)     (425,456)     (105,570,804)
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    (3,517,430)     (4,667,881)     (19,587,400)  (14,919,519)      (15,028,318)
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                       291,118         221,880          212,865        (9,015)        1,285,482
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (29,054,576)    (39,758,620)     (77,845,173)  (38,086,553)      (69,244,339)
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (52,114,953)    (57,305,031)    (113,772,392)  (56,467,361)     (111,577,478)
MFS-REGISTERED TRADEMARK- FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                        52,236          58,605           18,190       (40,415)           51,698
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        (4,439)      4,094,999          396,235    (3,698,764)         (690,881)
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                      (231,524)         30,611                0       (30,611)          (36,081)
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                       (60,691)        (31,643)               0        31,643           (31,016)
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                      (450,606)       (247,834)      (2,851,752)   (2,603,918)       (2,169,194)
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                   (42,931,360)    (17,023,622)      (1,098,487)   15,925,135       (20,099,621)
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                    (1,060,601)        167,134       (3,007,237)   (3,174,371)       (2,274,451)
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                    (1,058,708)     (3,884,729)     (10,379,120)   (6,494,391)       (8,053,527)
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                       (55,135)        145,482         (190,030)     (335,512)          877,006
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 PILGRIM FUNDS:
   EMERGING MARKETS FUND (1)
 Annuity contracts in
   accumulation                  $    214,362  $    (14,049) $      225,848  $      (271,872)
   NATURAL RESOURCES TRUST FUND (2)
 Annuity contracts in
   accumulation                             0       (27,769)        400,464         (475,010)
 PILGRIM VARIABLE FUNDS:
   GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                             0          (495)         43,605          (45,766)
   MAGNA CAP PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                         1,968        (1,467)         29,052          (30,707)
   MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                             0        (3,490)        997,104       (1,008,504)
   SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                         2,246        (5,564)        665,676         (785,588)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                    13,575,938      (856,160)     10,458,902      (18,236,582)
   PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     7,195,393    (1,385,063)    108,410,165     (160,295,741)
   PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                    17,141,681    (1,040,886)     12,539,275      (17,848,388)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     8,604,172      (386,680)    141,291,844     (159,541,969)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                    15,614,636    (1,287,423)     17,749,888      (22,441,236)
 PRUDENTIAL JENNISON PORTFOLIO
 Annuity contracts in
   accumulation                             0        (1,106)        506,980         (518,886)
 SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                             1          (621)        683,900         (711,700)
 TOTAL VARIABLE ANNUITY ACCOUNT
   B                             $218,813,159  $(78,210,934) $2,444,944,910  $(3,030,846,267)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                  $    (46,024)  $    (118,440) $      (404,575) $   (286,135)    $    (131,846)
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                       (74,546)        240,727         (103,049)     (343,776)         (446,091)
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                        (2,161)              0              (54)          (54)           (2,710)
  MAGNA CAP PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                        (1,655)              0            6,282         6,282             5,128
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                       (11,400)              0           10,360        10,360            (4,530)
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                      (119,912)              0           26,260        26,260           (96,970)
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (7,777,680)    (10,163,046)     (37,194,148)  (27,031,102)      (22,089,004)
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   (51,885,576)    (23,512,406)     (12,829,435)   10,682,971       (35,392,275)
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (5,309,113)     (8,619,374)     (40,743,842)  (32,124,468)      (21,332,786)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   (18,250,125)        680,506          360,046      (320,460)      (10,353,093)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (4,691,348)     (3,849,578)     (26,636,909)  (22,787,331)      (13,151,466)
PRUDENTIAL JENNISON PORTFOLIO
Annuity contracts in
  accumulation                       (11,906)              0           20,719        20,719             7,707
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       (27,800)              0              656           656           (27,764)
TOTAL VARIABLE ANNUITY ACCOUNT
  B                             $(585,901,357) $(650,455,465) $(1,079,975,654) $(429,520,189)   $(874,819,321)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2001
                                                                    Net                Net
                                                   Net           Change in     Increase (Decrease)            Net Assets
                                    Net          Realized       Unrealized        in Net Assets               ----------
                                Investment     Gain (Loss)      Gain (Loss)         from Unit         Beginning          End
                               Income (Loss)  on Investments  on Investments      Transactions         of Year         of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $     57,331   $    (214,747)  $   (2,028,011)     $ (1,458,785)     $   17,494,584  $   13,540,715
Annuity contracts in payment
  period                                                                                                    25,499         335,156
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                    9,113,021      (7,103,330)     (12,960,839)        1,130,931         170,506,936     152,717,924
Annuity contracts in payment
  period                                                                                                29,260,905      37,229,700
AETNA BOND VP
Annuity contracts in
  accumulation                    6,509,189         869,818          898,172        36,691,750          93,669,011     135,538,187
Annuity contracts in payment
  period                                                                                                 5,821,072       8,920,825
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      242,613        (147,526)      (1,743,663)       (2,051,275)         19,642,538      15,875,749
Annuity contracts in payment
  period                                                                                                 1,447,650       1,514,588
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                      293,859      (2,549,105)       1,291,730        (4,935,189)          5,898,705               0
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      (22,012)       (420,664)       1,095,968       (10,485,646)        129,775,588     119,943,234
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                   (2,832,358)     (2,038,326)       1,793,609       (30,372,937)        333,832,965     300,382,953
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                   (2,345,173)       (434,775)       2,133,011       (14,428,668)        186,444,632     171,369,027
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                   (1,652,269)       (369,766)         564,872        (8,620,592)        141,763,690     131,685,935
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                   (1,309,240)       (219,903)         987,709        (4,985,289)         92,928,925      87,402,202
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                   (1,178,440)       (283,781)       1,098,645        (4,706,710)         79,871,616      74,801,330
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                   (1,749,150)       (112,344)        (668,196)       (2,701,829)         93,789,821      88,558,302
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                      549,879         127,113       (1,992,805)       81,075,629             584,846      80,344,662
AETNA GET FUND, SERIES M
Annuity contracts in
  accumulation                      645,422         (51,667)      (3,590,542)      126,161,862                   0     123,165,075
AETNA GET FUND, SERIES N
Annuity contracts in
  accumulation                      109,984         210,767        2,203,779       102,081,211                   0     104,605,741
AETNA GET FUND, SERIES P
Annuity contracts in
  accumulation                      (66,562)            300          192,563        82,886,000                   0      83,012,301
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                       (1,059)            163              757         1,620,487                   0       1,620,348
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                   (3,421,173)   (113,876,325)     (55,992,671)      (91,273,079)        765,261,567     535,753,075
Annuity contracts in payment
  period                                                                                               162,948,133     127,893,377

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
AETNA GROWTH VP
Annuity contracts in
  accumulation                 $  7,586,438   $ (37,814,320)  $    7,848,570      $(10,534,849)     $   78,188,522  $   47,460,299
Annuity contracts in payment
  period                                                                                                 6,813,655       4,627,717
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                    7,044,685     (36,788,778)      (9,243,704)        1,954,479         217,699,546     181,854,675
Annuity contracts in payment
  period                                                                                                44,095,500      42,907,053
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                      455,151        (303,328)        (366,632)        2,695,562           6,733,274       9,214,027
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       53,118          16,027          (19,980)        1,263,589           1,097,872       2,410,626
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                      (95,343)     (4,401,994)       2,100,297           680,138           9,382,842       7,627,170
Annuity contracts in payment
  period                                                                                                   324,994         363,764
AETNA LEGACY VP
Annuity contracts in
  accumulation                      757,517        (148,474)      (1,543,863)       (1,909,739)         22,842,539      20,015,480
Annuity contracts in payment
  period                                                                                                 3,348,677       3,331,177
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    8,471,018        (787,890)        (382,266)       73,917,208         206,567,488     283,692,298
Annuity contracts in payment
  period                                                                                                 5,241,120       9,334,380
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                    1,495,826         (79,276)         422,864        13,466,616          45,163,536      58,389,629
Annuity contracts in payment
  period                                                                                                 2,106,866       4,186,803
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                     (128,546)     (7,168,946)       3,648,984         5,560,799           9,832,599      11,744,890
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                      890,299        (717,768)      (3,302,248)        9,782,353          19,709,584      26,362,220
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                    1,607,214      (3,943,522)      (4,771,612)        4,629,631          25,248,912      22,655,949
Annuity contracts in payment
  period                                                                                                   738,219         852,893
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                      198,905          94,842         (124,108)        8,684,291             294,912       9,148,842
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                     (540,544)     (2,905,719)      (9,765,396)        6,246,089          46,632,179      38,679,045
Annuity contracts in payment
  period                                                                                                 3,190,959       4,178,523
  GROWTH FUND
Annuity contracts in
  accumulation                     (305,064)     (3,920,194)      (9,793,918)        4,519,235          36,220,507      26,700,689
Annuity contracts in payment
  period                                                                                                 1,036,422       1,056,299
  VALUE FUND
Annuity contracts in
  accumulation                      676,926      (4,177,377)      (7,849,544)       12,007,731          70,471,041      70,561,466
Annuity contracts in payment
  period                                                                                                 2,878,953       3,446,264

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                 $     74,716   $     (59,596)  $     (161,916)     $   (975,636)     $    4,887,859  $    3,765,427
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      790,430        (662,398)      (2,624,832)       (2,809,855)         16,586,009      11,279,354
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                      259,039      (1,130,076)      (1,724,700)       (2,543,425)         15,562,934      10,423,772
ALLIANCE FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                      487,785         (54,847)      (1,330,699)       28,176,820             897,717      28,176,776
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      266,205        (227,098)      (1,211,231)        7,016,678           2,687,461       8,532,015
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                       11,233         (51,042)          55,774           811,867              82,470         910,302
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                      115,422         (55,447)        (186,838)         (514,673)          2,684,483       2,042,947
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                      341,217        (296,586)      (1,441,450)         (748,774)          4,904,674       2,759,081
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       83,359         (76,083)        (191,904)         (369,758)          2,513,732       1,959,346
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                      624,010       4,010,157      (10,151,128)      (13,876,471)        102,497,426      83,034,442
Annuity contracts in payment
  period                                                                                                    88,623         158,175
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                      127,895         248,468       (3,322,426)       (3,842,680)         24,223,008      17,415,666
Annuity contracts in payment
  period                                                                                                    41,239          59,838
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                      101,731       1,439,089       (9,464,697)       (4,910,965)         33,809,187      20,974,345
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    2,265,323      (2,047,225)        (107,530)       (5,657,520)         26,434,464      20,876,591
Annuity contracts in payment
  period                                                                                                    11,712          22,633
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                    1,804,980         598,776       (7,961,481)       (3,523,772)         20,017,475      10,925,630
Annuity contracts in payment
  period                                                                                                    39,851          50,199
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                      183,680               0                0           (75,384)          8,703,425       8,811,721
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                      284,376         128,207          191,136           (35,167)         11,133,403      11,701,955

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  UTILITY FUND II
Annuity contracts in
  accumulation                 $    352,094   $     (29,007)  $   (2,878,438)     $ (3,565,172)     $   19,310,088  $   13,189,192
Annuity contracts in payment
  period                                                                                                    40,502          40,875
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    5,249,880      (5,287,995)      (5,871,216)        2,182,805          17,820,958      14,094,432
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                     (156,534)    (10,037,529)      (6,940,504)      (25,829,941)        216,963,354     173,998,846
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      754,873        (445,915)      (1,302,300)        5,987,428         188,024,984     193,019,070
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    4,618,214      (7,202,886)     (26,336,426)      (13,370,131)        209,609,983     167,318,754
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    9,457,584      (2,705,353)     (19,142,344)        6,263,146          44,851,961      38,455,260
Annuity contracts in payment
  period                                                                                                   659,872         929,606
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      151,447          28,433           53,028       (32,499,293)        133,049,029     100,782,644
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,556,493      (1,058,361)      (3,573,305)        2,458,909           3,699,966       3,083,702
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   11,399,803      (9,878,682)     (41,561,108)       35,503,221          14,451,215       9,914,449
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,163,717)   (102,981,631)        (425,456)      (27,084,902)        274,462,060     141,806,354
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    3,408,631      (3,517,430)     (14,919,519)       11,125,134         244,144,219     240,241,035
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    1,003,379         291,118           (9,015)        3,925,181          18,729,553      23,940,216
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,103,210)    (29,054,576)     (38,086,553)      (21,629,929)        253,461,282     165,825,143
Annuity contracts in payment
  period                                                                                                14,191,697      10,953,568
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,995,164)    (52,114,953)     (56,467,361)      (40,889,293)        467,731,442     319,679,090
Annuity contracts in payment
  period                                                                                                16,131,186      11,716,767
MFS-REGISTERED TRADEMARK- FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                       39,877          52,236          (40,415)          153,415           1,537,291       1,742,404
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                    3,012,322          (4,439)      (3,698,764)       31,202,325          63,398,107      93,909,551
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                      226,054        (231,524)         (30,611)         (914,157)            950,238               0

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                 $     (1,968)  $     (60,691)  $       31,643      $   (177,731)     $      208,747  $            0
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                      885,330        (450,606)      (2,603,918)        3,994,345          12,509,283      14,334,434
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                    6,906,604     (42,931,360)      15,925,135         3,496,997          55,317,044      39,285,820
Annuity contracts in payment
  period                                                                                                 1,734,978       1,163,578
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                    1,960,521      (1,060,601)      (3,174,371)        1,417,786          17,259,574      16,402,909
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                     (500,428)     (1,058,708)      (6,494,391)        6,109,792          66,668,968      62,764,050
Annuity contracts in payment
  period                                                                                                   983,453       2,944,636
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                    1,267,653         (55,135)        (335,512)        4,680,276          22,834,845      28,186,645
Annuity contracts in payment
  period                                                                                                   499,690         705,172
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                      200,313         (46,024)        (286,135)         (211,449)          1,255,139         911,844
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                      (27,769)        (74,546)        (343,776)         (351,677)          2,800,522       2,002,754
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                         (495)         (2,161)             (54)          144,161                   0         141,451
  MAGNA CAP PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                          501          (1,655)           6,282           425,382                   0         430,510
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                       (3,490)        (11,400)          10,360           869,213                   0         864,683
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                       (3,318)       (119,912)          26,260         1,377,039                   0       1,280,069
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   12,719,778      (7,777,680)     (27,031,102)        6,687,762          74,490,975      58,410,271
Annuity contracts in payment
  period                                                                                                 3,742,395       4,421,857
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    5,810,330     (51,885,576)      10,682,971        (9,757,019)        134,260,645      89,074,576
Annuity contracts in payment
  period                                                                                                 2,424,002       2,460,777
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   16,100,795      (5,309,113)     (32,124,468)       (7,183,612)         97,910,276      69,393,878
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    8,217,492     (18,250,125)        (320,460)        2,522,566          37,459,265      29,651,417
Annuity contracts in payment
  period                                                                                                   820,408         797,729

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                 $ 14,327,213   $  (4,691,348)  $  (22,787,331)     $(10,683,369)     $  111,737,190  $   87,329,290
Annuity contracts in payment
  period                                                                                                 1,492,696       2,065,761
PRUDENTIAL JENNISON PORTFOLIO
Annuity contracts in
  accumulation                       (1,106)        (11,906)          20,719           715,846                   0         723,553
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                         (620)        (27,800)             656            87,050                   0          59,286
TOTAL VARIABLE ANNUITY
  ACCOUNT B                    $140,602,225   $(585,901,357)  $ (429,520,189)     $321,894,393      $6,324,265,635  $5,771,340,707

(1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
(2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                                    Net                Net
                                                   Net           Change in     Increase (Decrease)            Net Assets
                                    Net          Realized       Unrealized        in Net Assets               ----------
                                Investment     Gain (Loss)      Gain (Loss)         from Unit         Beginning          End
                               Income (Loss)  on Investments  on Investments      Transactions         of Year         of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $    (19,986)   $     80,904   $      (395,465)    $  (2,126,497)    $   19,981,127  $   17,494,584
Annuity contracts in payment
  period                                                                                                         0          25,499
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   25,438,446       4,392,299       (33,376,108)       (3,685,639)       180,920,898     170,506,936
Annuity contracts in payment
  period                                                                                                26,077,945      29,260,905
AETNA BOND VP
Annuity contracts in
  accumulation                    4,302,985      (3,926,075)        7,191,021        (7,130,690)        93,390,139      93,669,011
Annuity contracts in payment
  period                                                                                                 5,662,703       5,821,072
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      120,571         150,209          (451,841)       (3,675,149)        23,405,948      19,642,538
Annuity contracts in payment
  period                                                                                                 1,540,450       1,447,650
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    1,335,752         108,141        (2,078,587)         (591,069)         7,124,468       5,898,705
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                    5,467,967       1,618,863       (15,094,126)      (38,850,045)       176,632,929     129,775,588
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                    8,639,502       8,869,525       (39,559,697)      (25,814,741)       381,698,376     333,832,965
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                    1,309,580        (876,702)      (10,027,839)      (15,815,466)       211,855,059     186,444,632
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                      739,272       2,185,186        (3,461,611)      140,573,888          1,726,955     141,763,690
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                      275,200        (694,416)       (1,839,216)       95,187,357                  0      92,928,925
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                      176,931        (484,516)       (2,762,925)       82,942,126                  0      79,871,616
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                       77,450          (6,354)         (937,549)       94,656,274                  0      93,789,821
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                          211              (7)              194           584,448                  0         584,846
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                  105,139,609     (62,524,949)     (172,388,883)     (115,312,686)       980,638,280     765,261,567
Annuity contracts in payment
  period                                                                                               192,658,329     162,948,133
AETNA GROWTH VP
Annuity contracts in
  accumulation                      461,767       6,743,912       (19,879,627)       26,673,488         66,260,594      78,188,522
Annuity contracts in payment
  period                                                                                                 4,742,043       6,813,655
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                         (962)        (25,592)           16,080          (235,208)           245,682               0
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                   28,381,224       4,674,934       (61,091,320)       50,756,181        198,210,089     217,699,546
Annuity contracts in payment
  period                                                                                                40,863,938      44,095,500

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                 $     (4,927)   $     73,276   $       120,220     $   5,677,943     $      866,762  $    6,733,274
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       (7,596)        106,384           (26,790)          114,561            911,313       1,097,872
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                    1,596,233      (1,644,967)       (2,185,425)        7,402,219          4,434,269       9,382,842
Annuity contracts in payment
  period                                                                                                   105,507         324,994
AETNA LEGACY VP
Annuity contracts in
  accumulation                      168,261         284,243           512,081        (4,343,073)        26,597,646      22,842,539
Annuity contracts in payment
  period                                                                                                 2,972,058       3,348,677
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    6,549,004       3,555,570           236,421       (14,305,266)       214,710,443     206,567,488
Annuity contracts in payment
  period                                                                                                 1,062,436       5,241,120
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                      (13,273)        253,381           181,523        (2,361,351)         1,925,817               0
Annuity contracts in payment
  period                                                                                                    13,903               0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                    2,067,862       2,636,272        (5,013,959)       21,990,505         25,125,952      45,163,536
Annuity contracts in payment
  period                                                                                                   463,770       2,106,866
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                      (51,699)     (1,245,161)       (3,777,303)       14,906,762                  0       9,832,599
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                    2,255,445       1,506,660        (2,438,845)        1,467,498         16,918,826      19,709,584
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                      479,698       2,920,558        (7,876,908)       20,492,644          9,923,942      25,248,912
Annuity contracts in payment
  period                                                                                                    47,197         738,219
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                        1,562               0              (259)          293,609                  0         294,912
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                    1,050,543       2,282,076       (12,286,042)       35,286,376         22,700,889      46,632,179
Annuity contracts in payment
  period                                                                                                   789,296       3,190,959
  GROWTH FUND
Annuity contracts in
  accumulation                      843,700         823,540       (11,755,732)       28,414,358         18,608,980      36,220,507
Annuity contracts in payment
  period                                                                                                   322,083       1,036,422
  VALUE FUND
Annuity contracts in
  accumulation                    2,510,869      (2,319,506)      (12,406,102)       43,738,065         40,884,392      70,471,041
Annuity contracts in payment
  period                                                                                                   942,276       2,878,953
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      423,844       1,720,600        (2,328,441)       (1,141,945)         6,213,801       4,887,859
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    3,768,859       4,541,175        (8,720,878)       (2,090,817)        19,087,670      16,586,009

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                 $  1,813,579    $ 10,683,320   $   (17,950,996)    $  (4,095,310)    $   25,112,341  $   15,562,934
ALLIANCE FUNDS:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                       (1,396)            (30)           34,311           864,832                  0         897,717
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       (3,883)           (218)         (105,771)        2,797,333                  0       2,687,461
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                         (126)           (160)            2,230            80,526                  0          82,470
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                       92,716         (48,893)         (158,120)         (653,587)         3,452,367       2,684,483
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                       45,347       2,194,431        (3,396,853)       (1,437,282)         7,499,031       4,904,674
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       89,491         169,525          (225,816)         (108,598)         2,589,130       2,513,732
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                    2,701,430      10,076,833       (12,544,414)      (22,814,712)       125,105,874     102,497,426
Annuity contracts in payment
  period                                                                                                    61,038          88,623
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                     (103,182)      1,436,428        (4,849,921)       (2,611,778)        30,384,515      24,223,008
Annuity contracts in payment
  period                                                                                                     8,185          41,239
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                    2,726,135       6,275,415       (18,445,402)       (3,424,589)        46,677,628      33,809,187
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    3,013,120      (2,605,984)       (3,978,186)      (11,789,080)        41,788,490      26,434,464
Annuity contracts in payment
  period                                                                                                    17,816          11,712
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                    4,109,759       2,498,090       (13,249,893)       (2,226,299)        28,925,669      20,017,475
Annuity contracts in payment
  period                                                                                                         0          39,851
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                      365,832               0                 0          (319,878)         8,657,471       8,703,425
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                      469,048         135,842           413,546        (2,699,444)        12,814,411      11,133,403
Annuity contracts in payment
  period                                                                                                         0               0
  UTILITY FUND II
Annuity contracts in
  accumulation                      911,360       1,515,798        (4,760,899)       (4,874,174)        26,498,835      19,310,088
Annuity contracts in payment
  period                                                                                                    59,670          40,502
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,951,140        (838,650)       (2,164,125)       (2,646,869)        21,519,462      17,820,958

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 $ 26,811,924    $ 15,477,353   $   (60,966,810)    $     642,863     $  234,998,024  $  216,963,354
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   12,572,852       4,766,327        (5,706,151)      (15,362,952)       191,754,908     188,024,984
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   20,362,665      39,333,103       (89,518,485)       30,450,179        208,982,521     209,609,983
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    3,282,958     (14,490,509)       (2,699,682)       (3,275,558)        61,938,947      44,851,961
Annuity contracts in payment
  period                                                                                                   755,677         659,872
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      230,575      21,564,283       (37,907,339)      (21,306,125)       170,467,635     133,049,029
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      227,469          55,842            60,079          (763,474)         4,120,050       3,699,966
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,761,141        (222,759)       (5,262,586)       (1,913,521)        20,088,940      14,451,215
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   37,118,795      13,188,174      (188,064,913)      137,555,004        274,665,000     274,462,060
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                   23,070,386      13,307,928       (44,850,054)       67,292,044        185,323,915     244,144,219
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                      800,449      (1,139,350)        1,221,110        (1,735,067)        19,582,411      18,729,553
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   20,248,007      26,376,109       (96,637,106)       94,745,263        213,572,309     253,461,282
Annuity contracts in payment
  period                                                                                                 9,348,397      14,191,697
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   38,890,587     103,517,579      (240,800,959)      100,536,442        470,413,281     467,731,442
Annuity contracts in payment
  period                                                                                                11,305,698      16,131,186
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                      (29,359)       (208,854)         (697,511)         (383,164)         2,574,027       1,255,139
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (23,479)       (280,181)          734,872          (799,653)         3,168,963       2,800,522
MFS-REGISTERED TRADEMARK- FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                       54,979        (117,141)          110,630          (154,591)         1,643,414       1,537,291
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                    1,769,334       3,584,670         2,244,191         5,010,468         50,789,444      63,398,107
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                       52,069         (60,119)          (43,491)          191,823            809,956         950,238

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                 $     42,933    $     21,129   $       (41,112)    $      13,275     $      172,522  $      208,747
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                       49,580        (146,643)         (283,303)        5,525,454          7,364,195      12,509,283
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                      913,764      10,300,064       (25,312,397)       40,219,243         29,291,524      55,317,044
Annuity contracts in payment
  period                                                                                                 1,639,824       1,734,978
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                    1,710,952         438,818        (2,145,627)        7,741,683          9,513,748      17,259,574
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                    2,421,957       1,662,650       (11,373,240)       18,574,761         56,214,303      66,668,968
Annuity contracts in payment
  period                                                                                                   151,990         983,453
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                    1,407,974      (1,289,825)          158,172         3,260,148         19,569,256      22,834,845
Annuity contracts in payment
  period                                                                                                   228,810         499,690
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS (1)
Annuity contracts in
  accumulation                    9,624,642      10,380,017       (74,522,115)       77,813,035         53,173,898      74,490,975
Annuity contracts in payment
  period                                                                                                 1,763,893       3,742,395
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                     (398,687)     29,823,579       (49,886,417)      (26,097,535)       181,712,440     134,260,645
Annuity contracts in payment
  period                                                                                                 1,531,267       2,424,002
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    6,487,565      22,426,562       (25,633,388)       (7,907,361)       102,536,898      97,910,276
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    3,513,499      (8,389,934)       (2,960,925)       10,664,760         35,328,550      37,459,265
Annuity contracts in payment
  period                                                                                                   123,723         820,408
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    8,778,480      34,445,191       (44,649,659)      (12,137,687)       126,069,747     111,737,190
Annuity contracts in payment
  period                                                                                                   723,814       1,492,696
TOTAL VARIABLE ANNUITY
  ACCOUNT B                    $443,418,285    $331,595,273   $(1,510,718,463)    $ 886,119,508     $6,173,851,032  $6,324,265,635

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of Aetna Life Insurance and
Annuity Company Variable Annuity Account B and the
Board of Directors and Shareholder of Aetna Life Insurance and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the eighty-five funds of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the Account), referred to in Note 1, as of December 31, 2001, and the related statement of operations, changes in net assets and condensed financial information for the year then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audit. The statement of changes in net assets for the year ended December 31, 2000, was audited by other auditors whose report dated February 2, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the eighty-five funds of Aetna Life Insurance and Annuity Company Variable Annuity Account B, referred to in Note 1, as of December 31, 2001, and the results of their operations, changes in their net assets and condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                   [ERNST & YOUNG LLP SIGNATURE]
Hartford, Connecticut
February 8, 2002

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (FORMERLY KNOWN AS AETNA LIFE INSURANCE AND ANNUITY COMPANY, A WHOLLY-OWNED
                 SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Report of Independent Auditors....................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-4

    Consolidated Balance Sheets as of
       December 31, 2001 and 2000.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the Year-ended
       December 31, 2001, One Month Ended
       December 31, 2000, the Eleven Months Ended
       November 30, 2000 and for the Year-ended
       December 31, 1999..........................   F-6

    Consolidated Statements of Cash Flows for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries (formerly Aetna Life Insurance and Annuity Company and Subsidiaries and hereafter referred to as the Company) as of December 31, 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the then year ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1, the Company adopted Financial Accounting Standards (FAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.

                                                /s/ Ernst & Young LLP

Hartford, Connecticut
January 31, 2002

                         REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Directors
ING Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the year ended December 31, 1999 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

ITEM 1.  FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Revenue:
  Premiums                        $  114.2         $ 16.5       $  137.7       $  107.5
  Charges assessed against
    policyholders                    381.3           36.4          424.6          388.3
  Net investment income              888.4           78.6          833.8          886.3
  Net realized capital
    (losses) gains                   (21.0)           1.8          (37.2)         (21.5)
  Other income                       172.1           13.4          148.7          129.7
                                  --------         ------       --------       --------
      Total revenue                1,535.0          146.7        1,507.6        1,490.3
Benefits and expenses:
  Current and future benefits        729.6           68.9          726.7          746.2
  Operating expenses:
    Salaries and related
      benefits                       181.0           29.9          187.5          153.0
    Restructing charge                29.2             --             --             --
    Other                            234.0           19.2          227.1          213.7
  Amortization of deferred
    policy acquisition costs
    and value of business
    acquired                         112.0           10.2          116.7          104.9
  Amortization of goodwill            61.9             --             --             --
                                  --------         ------       --------       --------
      Total benefits and
        expenses                   1,347.7          128.2        1,258.0        1,217.8
Income from continuing
  operations before income
  taxes                              187.3           18.5          249.6          272.5
Income taxes                          87.4            5.9           78.1           90.6
                                  --------         ------       --------       --------
Income from continuing
  operations                          99.9           12.6          171.5          181.9
Discontinued operations, net
  of tax:
  Income from operations                --             --            5.7            5.7
                                  --------         ------       --------       --------
Net income                        $   99.9         $ 12.6       $  177.2       $  187.6
                                  ========         ======       ========       ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                           December 31,     December 31,
                                               2001             2000
                                          ---------------  ---------------
                 ASSETS
Investments:
  Debt securities available for sale, at
    fair value (amortized cost:
    $13,249.2 and $11,120.0)                 $13,539.9        $11,244.7
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost:
      $27.0 and $109.0)                           24.6            100.7
    Investment in affiliated mutual
      funds (cost: $22.9 and $9.6)                25.0             12.7
    Common stock (cost: $2.3 and $2.2)             0.7              3.5
  Short-term investments                          31.7            109.4
  Mortgage loans                                 241.3              4.6
  Policy loans                                   329.0            339.3
  Other investments                               18.2             13.4
  Securities pledged to creditors
    (amortized cost: $466.9 and $126.8)          467.2            129.0
                                             ---------        ---------
        Total investments                     14,677.6         11,957.3
Cash and cash equivalents                         82.0            796.3
Short-term investments under securities
  loan agreement                                 488.8            131.8
Accrued investment income                        160.9            147.2
Premiums due and other receivables                21.5             82.9
Reciprocal loan with affiliate                   191.1               --
Reinsurance recoverable                        2,990.7          3,005.8
Current income taxes                                --             40.6
Deferred policy acquisition costs                121.3             12.3
Value of business acquired                     1,601.8          1,780.9
Goodwill                                       2,412.1          2,297.4
Other assets                                     194.3            154.7
Separate Accounts assets                      32,663.1         36,745.8
                                             ---------        ---------
        Total assets                         $55,605.2        $57,153.0
                                             =========        =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                     $ 3,996.8        $ 3,977.7
  Unpaid claims and claim expenses                28.8             29.6
  Policyholders' funds left with the
    Company                                   12,135.8         11,125.6
                                             ---------        ---------
        Total insurance reserve
          liabilities                         16,161.4         15,132.9
  Payables under securities loan
    agreement                                    488.8            131.8
  Current income taxes                            59.2               --
  Deferred income taxes                          153.7            248.0
  Other liabilities                            1,624.7            549.9
  Separate Accounts liabilities               32,663.1         36,745.8
                                             ---------        ---------
        Total liabilities                     51,150.9         52,808.4
                                             ---------        ---------
Shareholder's equity:
  Common stock, par value $50 (100,000
    shares authorized; 55,000 shares
    issued and outstanding)                        2.8              2.8
  Paid-in capital                              4,292.4          4,303.8
  Accumulated other comprehensive gain            46.6             25.4
  Retained earnings                              112.5             12.6
                                             ---------        ---------
        Total shareholder's equity             4,454.3          4,344.6
                                             ---------        ---------
          Total liabilities and
            shareholder's equity             $55,605.2        $57,153.0
                                             =========        =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven month
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Shareholder's equity,
  beginning of period             $4,344.6        $4,313.4      $1,385.7       $1,394.5

Comprehensive income:
  Net income                          99.9            12.6         177.2          187.6
  Other comprehensive income
    (loss), net of tax:
      Unrealized gains
      (losses) on securities
      ($32.5, $28.7, $79.4 and
      ($230.2) pretax) (1)            21.2            18.6          51.6         (149.6)
                                  --------        --------      --------       --------
Total comprehensive income           121.1            31.2         228.8           38.0
                                  --------        --------      --------       --------

Capital contributions:
  Cash                                  --              --          73.5             --
  Assets                                --              --          56.0             --
                                  --------        --------      --------       --------
Total capital contributions             --              --         129.5             --
                                  --------        --------      --------       --------

Return of capital                    (11.3)             --            --             --

Other changes                         (0.1)             --           0.8            2.9

Common stock dividends                  --              --         (10.1)         (49.7)

Adjustment for purchase
  accounting                            --              --       2,578.7             --
                                  --------        --------      --------       --------

Shareholder's equity, end of
  period                          $4,454.3        $4,344.6      $4,313.4       $1,385.7
                                  ========        ========      ========       ========

(1)  Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                          Preacquisition
                                                                  ------------------------------
                                                    One month     Eleven months
                                  Year-ended          ended           ended        Year-ended
                                 December 31,     December 31,    November 30,    December 31,
                                     2001             2000            2000            1999
                                ---------------  ---------------  -------------  ---------------
Cash Flows from Operating
  Activities:
Net income                         $    99.9         $  12.6        $   177.2       $   187.6
Adjustments to reconcile net
  income to net cash (used
  for) provided by operating
  activities:
  Net accretion of discount on
    investments                         (1.2)           (2.7)           (32.6)          (26.5)
  Amortization of deferred
    gain on sale                          --              --             (5.7)           (5.7)
  Net realized capital losses
    (gains)                             21.0            (1.8)            37.2            21.5
  Changes in assets and
    liabilities:
    (Increase) decrease in
       accrued investment
       income                          (13.7)            6.6             (3.1)            0.9
    (Increase) decrease in
       premiums due and other
       receivables                     (95.6)           31.1            (23.7)           23.3
    Decrease (increase) in
       policy loans                     10.3             0.1            (25.4)          (21.8)
    Increase in deferred
       policy acquisition
       costs                          (121.3)          (12.2)          (136.6)         (153.3)
    Decrease in value of
       business acquired                13.9              --               --              --
    Goodwill amortization               61.8              --               --              --
    Net increase (decrease) in
       universal life account
       balances                         17.6            (3.8)            23.8            55.7
    (Decrease) increase in
       other insurance reserve
       liabilities                    (136.3)           (5.3)            85.6           (28.6)
    (Decrease) increase in
       other liabilities and
       other assets                    (67.9)          103.9            (75.2)          (42.5)
    Increase (decrease) in
       income taxes                     89.5           (14.3)            23.1          (259.8)
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by operating activities             (122.0)          114.2             44.6          (249.2)
                                   ---------         -------        ---------       ---------
Cash Flows from Investing
  Activities:
  Proceeds from sales of:
    Debt securities available
       for sale                     14,216.7           233.0         10,083.2         5,890.1
    Equity securities                    4.4             1.5            118.4           111.2
    Mortgage loans                       5.2             0.1              2.1             6.1
  Investment maturities and
    collections of:
    Debt securities available
       for sale                      1,121.8            53.7            573.1         1,216.5
    Short-term investments           7,087.3             0.4             59.9            80.6
  Cost of investment purchases
    in:
    Debt securities available
       for sale                    (16,489.8)         (230.7)       (10,505.5)       (7,099.7)
    Equity securities                  (50.0)          (27.8)           (17.6)          (13.0)
    Mortgages debt securities         (242.0)             --               --              --
    Short-term investments          (6,991.1)          (10.0)          (113.1)         (106.0)
  (Increase) decrease in
    property and equipment               7.4             1.9              5.4            (5.7)
  Other, net                            (4.7)            0.3             (4.0)            3.7
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by investing activities           (1,334.8)           22.4            201.9            83.8
                                   ---------         -------        ---------       ---------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                        1,941.5           164.2          1,529.7         2,040.2
  Withdrawals of investment
    contracts                       (1,082.7)         (156.3)        (1,832.6)       (1,680.8)
  Capital contribution from
    HOLDCO                                --              --             73.5              --
  Return of capital                    (11.3)             --               --              --
  Dividends paid to
    Shareholder                           --              --            (10.1)         (255.7)
  Other, net                          (105.0)          (73.6)            22.0           126.7
                                   ---------         -------        ---------       ---------
Net cash provided by (used
  for) financing activities            742.5           (65.7)          (217.5)          230.4
                                   ---------         -------        ---------       ---------
Net (decrease) increase in
  cash and cash equivalents           (714.3)           70.9             29.0            65.0
Effect of exchange rate
  changes on cash and cash
  equivalents                             --              --              2.0              --
Cash and cash equivalents,
  beginning of period                  796.3           725.4            694.4           629.4
                                   ---------         -------        ---------       ---------
Cash and cash equivalents, end
  of period                        $    82.0         $ 796.3        $   725.4       $   694.4
                                   =========         =======        =========       =========
Supplemental cash flow
  information:
  Income taxes (received)
    paid, net                      $   (12.3)        $  20.3        $    39.9       $   316.9
                                   =========         =======        =========       =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has three business segments: Worksite Products, Individual Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2.3 billion. Goodwill was being amortized over a period of 40 years.

    The allocation of the purchase price to assets and liabilities has been subjected to further refinement throughout 2001 as additional information has become available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations are as follows:

       The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

       The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

       The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

       The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

       The Company adjusted its reserve for policyholders' funds left with the company in order to conform its accounting policies with those of ING;

       The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

       The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but are no longer providing a benefit to the Company's operations, was warranted; and

       The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    The Worksite Products segment includes annuity contracts that offer a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, nonqualified annuity contracts, and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ILIAC and nonaffiliated mutual funds), variable and fixed investment options. Worksite products also include investment advisory services and pension plan administrative services.

    The Individual Products segment includes both deferred and immediate annuity contracts, which may be qualified or nonqualified, that are sold to individuals. These contracts also offer a choice of fixed or variable investment options, including both ILIAC and nonaffiliated mutual funds.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable

    Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ILIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly- owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V. (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 2000 and 1999 financial information to conform to the 2001 presentation.

    NEW ACCOUNTING STANDARD

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activites -- Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings. (Refer to Note 5).

    The Company utilizes options, interest rate floors and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the its overall risk management program. (Refer to Note 5). Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies which underlie the warrants are non-public companies. At December 31, 2001, the estimated value of these warrants was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument (refer to Note 5).

    FUTURE ACCOUNTING STANDARD

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In July 2001, the FASB issued FAS No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

    The Company will apply the new rules on the accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value.

    Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the securities' new cost basis by a charge to realized losses in the accompanying consolidated statements of operations. Premiums and discounts are amortized/ accrued utilizing the scientific interest method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage-related securities incorporates a prepayment assumption to estimate the securities expected lives.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses on the sale of invested assets) and other risks, subject to, among other things, principal and interest guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                            Gross       Gross
December 31, 2001                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $466.9       $1.1        $0.8      $467.2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                            Gross       Gross
December 31, 2000                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Debt securities                                 $124.5       $5.3        $3.1      $126.7
Short-term investments                             2.3         --          --         2.3
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $126.8       $5.3        $3.1      $129.0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

    Total securities pledged to creditors at December 31, 2001 consisted entirely of debt securities.

    Dollar rolls and reverse repurchase agreement transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The investment in affiliated mutual funds represents an investment in funds managed by Aeltus Investment Management, Inc. ("Aeltus"), an indirect wholly owned subsidiary of HOLDCO. Funds managed by ILIAC and subadvised by outside investment advisers, and funds managed by ING Pilgrim Investments, LLC, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less a valuation allowance. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses (Refer to Note 5).

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, was amortized on a straight-line basis over 40 years. Refer to "Future Accounting Standard" within Note 1 for related information regarding the accounting for goodwill.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity and pension contracts).

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period, waiving the surrender charge, or changing the mortality and expense fees. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    VALUE OF BUSINESS ACQUIRED

    VOBA is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts). VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset.

    Activity for the year-ended December 31, 2001 within VOBA was as follows:

(Millions)
--------------------------------------------------------
Balance at December 31, 2000                   $ 1,780.9
Adjustment of allocation of purchase price        (165.3)
Additions                                           90.0
Interest accrued at 7%                             110.0
Amortization                                      (213.8)
--------------------------------------------------------
Balance at December 31,2001                    $ 1,601.8
--------------------------------------------------------
--------------------------------------------------------

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $81.1 million, $95.5 million, $103.3 million, $96.6 million and $89.5 million for the years 2002, 2003, 2004, 2005 and 2006, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2001 and 2000, unrealized gains of $10.8 million and of $9.5 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 14.0% in 2001 and 3.8% to 14.0% in 2000.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $3.0 billion at both December 31, 2001 and 2000 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business (refer to Note 3).

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of AIS is acting as underwriter for ILIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.),and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian (refer to Note 16).

3.  DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Premiums ceded and reinsurance recoveries made for domestic individual life insurance in 2001 totaled $334.9 million and $363.7 million, in 2000 totaled

    $419.1 million and $416.1 million, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   ------------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
       Public utilities               268.5        6.5        7.9          267.1
       Other corporate securities   6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------

   Mortgage-backed securities       4,513.3       90.1       15.9        4,587.5

   Other asset-backed securities    2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1

   Less: Debt securities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------

   Debt securities                 $13,249.2    $389.5      $98.8      $13,539.9
   ------------------------------------------------------------------------------
   ------------------------------------------------------------------------------

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2000 (Millions)                   Cost       Gains       Losses      Value
   -----------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  920.8     $ 34.3      $  2.1    $   953.0

   States, municipalities and
     political subdivisions             0.3         --          --          0.3

   U.S. corporate securities:
       Public utilities               282.2       13.8         6.2        289.8
       Other corporate securities   4,643.5       86.1       128.3      4,601.3
   -----------------------------------------------------------------------------
     Total U.S. corporate
       securities                   4,925.7       99.9       134.5      4,891.1
   -----------------------------------------------------------------------------
   Foreign securities:
       Government, including
         political subdivisions       384.7       23.9         4.3        404.3
       Utilities                      122.9       18.6          --        141.5
       Other                           31.2         --         9.3         21.9
   -----------------------------------------------------------------------------
     Total foreign securities         538.8       42.5        13.6        567.7
   -----------------------------------------------------------------------------

   Mortgage-backed securities       4,105.2      125.8        35.4      4,195.6

   Other asset-backed securities      753.7       13.4         3.4        763.7
   -----------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          11,244.5      315.9       189.0     11,371.4

   Less: Debt securities pledged
     to creditors                     124.5        5.3         3.1        126.7
   -----------------------------------------------------------------------------

   Debt securities                 $11,120.0    $310.6      $185.9    $11,244.7
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

    At December 31, 2001 and 2000, net unrealized appreciation of $291.0 million and $126.9 million, respectively, on available-for-sale debt securities including debt securities pledged to creditors included $233.0 million and $92.9 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year-ended December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   --------------------------------------------------------------
   Due to mature:
     One year or less                        $  160.0   $   162.1
     After one year through five years        2,333.1     2,387.5
     After five years through ten years       2,374.7     2,398.8
     After ten years                          2,257.4     2,334.6
     Mortgage-backed securities               4,513.3     4,587.5
     Other asset-backed securities            2,077.6     2,136.6
   Less: Debt securities pledged to
     creditors                                  466.9       467.2
   --------------------------------------------------------------
   Debt securities                           $13,249.2  $13,539.9
   --------------------------------------------------------------
   --------------------------------------------------------------

    At December 31, 2001 and 2000, debt securities with carrying values of $9.0 million and $8.6 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2001.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                          2001                 2000
                                   -------------------  -------------------
                                   Amortized    Fair    Amortized    Fair
   (Millions)                        Cost      Value      Cost      Value
   ------------------------------------------------------------------------
   Total residential CMOs (1)      $1,830.5   $1,891.7  $1,606.6   $1,660.7
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------
   Percentage of total:
     Supporting experience rated
       products                                   84.2%                80.6%
     Supporting remaining
       products                                   15.8%                19.4%
   ------------------------------------------------------------------------
                                                 100.0%               100.0%
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

 (1) At December 31, 2001 and 2000, approximately 80% and 84%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2001 and 2000, approximately 3% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                2001    2000
   -------------------------------------------------------
   Amortized Cost                            $52.2  $120.8
   Gross unrealized gains                      4.5     6.0
   Gross unrealized losses                     6.4     9.9
   -------------------------------------------------------
   Fair value                                $50.3  $116.9
   -------------------------------------------------------
   -------------------------------------------------------

    Beginning in April 2001, the Company entered into dollar roll and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities by the Company and an agreement to repurchase substantially the same securities as those sold, typically within one month. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and are reported within "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.0 billion at December 31, 2001. Such borrowings averaged approximately $882.1 million from April through December 2001 and were collateralized by investment securities with fair values approximately equal to loan value. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                           2001                 2000
                                   --------------------  -------------------
                                   Carrying     Fair     Carrying     Fair
   (Millions)                        Value      Value      Value     Value
   -------------------------------------------------------------------------
   Assets:
     Mortgage loans                $   241.3  $   247.7  $     4.6  $    4.5
   Liabilities:
     Investment contract
       liabilities:
       With a fixed maturity         1,021.7      846.5    1,041.0     982.3
       Without a fixed maturity     11,114.1   10,624.3   10,084.6   9,549.9
   -------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on each December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2001 or 2000.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were $25.0 million, $0.7 and $0.7 million, respectively.

    WARRANTS

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2001 and 2000 were both $0.3 million.

    OPTIONS

    The Company earned $1.1 million of investment income for writing call options on underlying securities for the year-ended December 31, 2000. For the year-ended December 31, 2001 the Company earned no investment income for writing call options on underlying securities. At December 31, 2001 and 2000, there were no option contracts outstanding.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain debt instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2001 was ($15.5) million.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $887.2            $70.3          $768.9          $823.3
   Nonredeemable preferred stock          1.5              1.8             9.5            17.1
   Investment in affiliated
     mutual funds                         7.2              0.5             2.1             2.4
   Mortgage loans                         5.9              0.1             0.5             1.1
   Policy loans                           8.9              0.7             7.9             7.7
   Cash equivalents                      18.2              4.4            50.3            39.0
   Other                                 15.9              2.6            13.1            15.3
   ------------------------------------------------------------------------------------------------
   Gross investment income              944.8             80.4           852.3           905.9
   Less: investment expenses            (56.4)            (1.8)          (18.5)          (19.6)
   ------------------------------------------------------------------------------------------------
   Net investment income               $888.4            $78.6          $833.8          $886.3
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net investment income includes amounts allocable to experience-rated contractholders of $704.2 million for the year-ended December 31, 2001 and $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and
    $659.6 million for the year-ended December 31, 1999. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million and $255.7 million in cash dividends to HOLDCO in 2000 and 1999, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. For the year-ended December 31, 2001, the Company did not pay any cash dividends to HOLDCO.

    The Company did not receive any capital contributions in 2001 and 1999. In 2000, the Company received capital contributions of $73.5 million in cash and $56.0 million in assets from HOLDCO.

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to the its parent in 2001 without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction continues for a two year period from the date of the sale.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net (loss) income was $(92.3) million, $100.6 million and $133.9 million for the years-ended December 31, 2001, 2000, and 1999, respectively. Statutory capital and surplus was $826.2 million and $931.1 million as of December 31, 2001 and 2000, respectively.

    As of December 31, 2001, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was a decrease of $12.5 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $(20.6)           $1.2           $(36.3)         $(23.6)
   Equity securities                     (0.4)            0.6             (0.9)            2.1
   ------------------------------------------------------------------------------------------------
   Pretax realized capital
     (losses) gains                    $(21.0)           $1.8           $(37.2)         $(21.5)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------
   After-tax realized capital
     (losses) gains                    $(13.7)           $1.3           $(24.3)         $(14.0)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net realized capital gains (losses) of $117.0 million, $(16.8) million and $(36.7) million for 2001, 2000, and 1999, respectively, allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $172.7 million and $45.1 million at December 31, 2001 and 2000, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                  $14,216.7         $233.0         $10,083.2       $5,890.1
   Gross gains                             57.0            1.2               2.5           10.5
   Gross losses                            77.6             --              38.8           34.1
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

   (Millions)                           2001    2000    1999
   -----------------------------------------------------------
   Debt securities                      $24.0  $ 92.1  $(199.2)
   Equity securities                      2.0    (5.5)    (3.4)
   Other                                  6.5    21.5    (27.6)
   -----------------------------------------------------------
     Subtotal                            32.5   108.1   (230.2)
   Increase (decrease) in deferred
     income taxes (Refer to Note 10)     11.3    37.9    (80.6)
   -----------------------------------------------------------
   Net changes in accumulated other
     comprehensive income (loss)        $21.2  $ 70.2  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

    Net unrealized capital gains allocable to experience-rated contracts of $233.0 million and $92.9 million at December 31, 2001 and 2000, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                           2001   2000    1999
   ---------------------------------------------------------
   Net unrealized capital gains
     (losses):
     Debt securities                    $58.0  $34.0  $(58.1)
     Equity securities                   (1.9)  (3.9)    1.6
     Other                               15.6    9.1   (12.4)
   ---------------------------------------------------------
                                         71.7   39.2   (68.9)
   Deferred income taxes (Refer to
     Note 10)                            25.1   13.8   (24.1)
   ---------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                      $46.6  $25.4  $(44.8)
   ---------------------------------------------------------
   ---------------------------------------------------------

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                            2001   2000    1999
   -----------------------------------------------------------
   Unrealized holding gains (losses)
     arising during the year (1)        $  8.3  $70.0  $(146.3)
   Less: reclassification adjustment
     for (losses) gains and other
     items included in net income (2)    (12.9)  (0.1)     3.3
   -----------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $ 21.2  $70.1  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

 (1) Pretax unrealized holding gains (losses) arising during the year were $12.7 million, $108.0 million and $(225.2) million for 2001, 2000, and 1999, respectively.
 (2) Pretax reclassification adjustments for (losses) gains and other items included in net income were $(19.8) million, $(0.1) million and $5.0 million for 2001, 2000, and 1999, respectively.

9.  SEVERANCE AND FACILITIES CHARGES

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas, of which the Company is a part, in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual obligation.

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. Subsequent to the date of the acquisition, the Company completed a full review of severance actions related to individuals who were employed before or at the acquisition date and determined that certain refinements in the allocation of the purchase price to the severance liability were necessary. Activity for the year-ended December 31, 2001 within this severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   ------------------------------------------------------------------------
   Balance at December 31, 2000                     $10.7             175
   Actions taken                                     (8.4)           (101)
   Allocation of purchase price:
     Additions                                        5.2              58
     Attrition                                       (3.3)           (101)
     Refinements                                      1.0              --
   ------------------------------------------------------------------------
   Balance at December 31, 2001                     $ 5.2              31
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

    Severance actions related to the liability established in December 2000 are expected to be substantially complete by March 31, 2002.

10. INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
     Federal                           $  3.2            $ 9.4          $  5.3          $ 64.3
     State                                2.2              0.2             2.6             2.5
     Net realized capital gains
       (losses)                          16.1              0.3           (11.5)          (20.1)
   ------------------------------------------------------------------------------------------------
   Total current taxes (benefits)        21.5              9.9            (3.6)           46.7
   ------------------------------------------------------------------------------------------------
   Deferred taxes (benefits):
     Federal                             89.3             (4.3)           83.2            31.3
     Net realized capital
       (losses) gains                   (23.4)             0.3            (1.5)           12.6
   ------------------------------------------------------------------------------------------------
   Total deferred taxes
     (benefits)                          65.9             (4.0)           81.7            43.9
   ------------------------------------------------------------------------------------------------
   Total                               $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                             $187.3            $18.5          $249.6          $272.5
   Tax rate                               35%              35%             35%             35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate           65.6              6.4            87.4            95.4
   Tax effect of:
     State income tax, net of
       federal benefit                    1.4              0.1             1.7             1.6
     Excludable dividends                (1.8)            (0.9)          (12.6)           (6.1)
     Goodwill amortization               21.6               --              --              --
     Other, net                           0.6              0.3             1.6            (0.3)
   ------------------------------------------------------------------------------------------------
   Income taxes                        $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2001     2000
   ----------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs       $  11.7  $  44.8
     Insurance reserves                        286.9    306.3
     Unrealized gains allocable to
       experience rated contracts               81.5     32.5
     Investment losses                          36.7      9.0
     Postretirement benefits other than
       pensions                                  6.1      5.8
     Deferred compensation                      72.2     65.6
     Other                                      29.1     21.1
   ----------------------------------------------------------
   Total gross assets                          524.2    485.1
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                558.5    623.3
     Market discount                             4.6      4.9
     Net unrealized capital gains              106.6     46.3
     Depreciation                                5.1      4.4
     Sale of individual life insurance
       business                                   --     15.1
     Excludable dividends                         --      5.0
     Other                                       3.1     34.1
   ----------------------------------------------------------
   Total gross liabilities                     677.9    733.1
   ----------------------------------------------------------
   Net deferred tax liability                $(153.7) $(248.0)
   ----------------------------------------------------------
   ----------------------------------------------------------

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2001 and 2000, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2001. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

11. BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC. As of the measurement date (i.e., January 1, 2001), fair value of plan assets exceeded projected benefit obligations.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible.

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, established a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method. The unfunded accumulated benefit obligation is recorded by ILIAC.

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2001, 2000, and 1999 were $0.6 million, $1.2 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. January 1, 2001), the unfunded projected benefit obligation is recorded by the Company. The costs to the Company associated with the agents non-qualified pension plan for 2001, 2000, and 1999 were $6.6 million, $3.5 million and $3.3 million, respectively.

    The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2001, 2000, and 1999 were $0.5 million, $1.4 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in the savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 5% of compensation by ING. Pretax charges to operations for the former Aetna incentive savings plan were $11.0 million, $9.0 million and $7.7 million in 2001, 2000, and 1999, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001, 2000, and 1999, were $1.8 million, $2.7 million and $0.4 million, respectively.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING in 2000 met this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the years-ended December 31, 1999 and 2000, respectively. In 2001, a new deferred compensation plan was developed with attributes similar to those in the previous plans. The costs reflected in the Consolidated Financial Statements associated with Aeltus' new deferred incentive compensation plan for 2001 was $4.1 million. The costs for its former deferred incentive compensation plan for 2000 and 1999 were, $42.2 million and $4.7 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $421.7 million, $506.3 million and $424.2 million in 2001, 2000, and 1999, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires in April, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million and earned interest income of $3.3 million for the year-ended December 31, 2001. At December 31, 2001, ILIAC had
    $191.1 million of receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2000, the Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO. The Company received no capital contributions in 1999 or 2001.

    Refer to Note 7 for dividends paid to HOLDCO. Refer to Note 11 for a discussion related to a return of capital to ING AIH.

    OTHER

    Premiums due and other receivables include $1.0 million and $4.7 million due from affiliates in 2001 and 2000, respectively. Other liabilities include $0.6 million and $4.1 million due to affiliates for 2001 and 2000, respectively.

    Former Aetna transferred to the Company $0.4 million and $0.8 million for the years 2000 and 1999, respectively, based on former Aetna's decision not to settle state tax liabilities as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings. There was no transfer of funds from former Aetna to the Company to settle state tax liabilities for the year 2001.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $70.5 million and $74.9 million as of December 31, 2001 and 2000, respectively, was sold to Lincoln (refer to Note 3).

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $24.1 million and $29.2 million were maintained for this contract as of December 31, 2001 and 2000, respectively.

    The following table includes premium amounts ceded/assumed.

                                           Ceded to    Assumed
                                   Direct    Other    from Other    Net
   (Millions)                      Amount  Companies  Companies    Amount
   -----------------------------------------------------------------------

               2001
   ------------------------------
   Premiums:
     Discontinued Operations       $301.2   $315.0      $13.8          --
     Accident and Health
       Insurance                     4.5       4.5         --          --
     Annuities                     112.3      (1.3)       0.6      $114.2
   -----------------------------------------------------------------------
       Total earned premiums       $418.0   $318.2      $14.4      $114.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               2000
   ------------------------------
   Premiums:
     Discontinued Operations       $366.6   $382.4      $15.8          --
     Accident and Health
       Insurance                    15.2      15.2         --          --
     Annuities                     160.4       7.1        0.9      $154.2
   -----------------------------------------------------------------------
       Total earned premiums       $542.2   $404.7      $16.7      $154.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               1999
   ------------------------------
   Premiums:
     Discontinued Operations       $460.1   $478.0      $17.9          --
     Accident and Health
       Insurance                    33.4      33.4         --          --
     Annuities                     111.5       4.9        0.9      $107.5
   -----------------------------------------------------------------------
       Total earned premiums       $605.0   $516.3      $18.8      $107.5
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

    The Company had $35.9 billion, $38.9 billion and $43.4 billion of life insurance in force at December 31, 2001, 2000 and 1999, respectively. Substantially all life insurance in force at December 31, 2001, 2000 and 1999 was ceded to Lincoln.

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management
   2001 (Millions)            Products (1)  Products (1)  Services (1)  Other (1)    Total
   -----------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   432.1      $  151.1       $119.6     $  (35.2)  $   667.6
   Net investment income           788.9          99.0          1.7         (1.2)      888.4
   -----------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,221.0      $  250.1       $121.3     $  (36.4)  $ 1,556.0
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    59.7      $   41.4           --     $   10.9   $   112.0
   -----------------------------------------------------------------------------------------
   Income taxes (benefits)     $    70.1      $   16.6       $ 15.7     $  (15.0)  $    87.4
   -----------------------------------------------------------------------------------------
   Operating earnings (2)      $   150.4      $   24.3       $ 27.4     $  (88.5)  $   113.6
   Net realized capital
     gains (losses), net of
     tax                           (20.2)          6.4          0.1           --       (13.7)
   -----------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         130.2          30.7         27.5        (88.5)       99.9
   -----------------------------------------------------------------------------------------
   Net income (loss)           $   130.2      $   30.7       $ 27.5     $  (88.5)  $    99.9
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Segment assets (3)          $41,695.7      $8,432.0       $ 82.1     $2,983.3   $53,193.1
   -----------------------------------------------------------------------------------------
   Expenditures for
     long-lived assets (4)            --            --           --     $    6.3   $     6.3
   -----------------------------------------------------------------------------------------
   Balance of long-lived
     assets                           --            --           --     $   33.1   $    33.1
   -----------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Other includes consolidating adjustments, amortization of goodwill, ING corporate expense, restructuring charges, and taxes not allocated back to the segments.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Segment assets exclude goodwill.
 (4) Expenditures of long-lived assets represent additions to property and equipment not allocable to business.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   2000 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   576.7      $  115.4       $138.2               --        $(53.0)   $   777.3
   Net investment income           793.6         112.2          2.8               --           3.8        912.4
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,370.3      $  227.6       $141.0               --        $(49.2)   $ 1,689.7
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    68.3      $   47.3       $   --               --        $ 11.3    $   126.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    74.6      $   16.6       $  9.0               --        $(16.2)   $    84.0
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   159.4      $   33.0       $  9.7               --        $  5.0    $   207.1
   Net realized capital
     (losses) gains, net of
     tax                           (20.8)         (2.3)         0.1               --            --        (23.0)
   -------------------------------------------------------------------------------------------------------------
   Income from continuing
     operations                    138.6          30.7          9.8               --           5.0        184.1
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (3)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income                $   138.6      $   30.7       $  9.8         $    5.7        $  5.0    $   189.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets (4)        $42,955.7      $8,864.6       $ 44.1         $2,991.2            --    $54,855.6
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.4    $     3.4
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 54.3    $    54.3
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Taxes on the amortization of deferred gain on sale were $3.3 million.
 (4)  Segment assets exclude goodwill.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   1999 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   469.8      $   81.3       $118.3               --        $(43.9)   $   625.5
   Net investment income           784.6          96.9          1.5               --           3.3        886.3
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains                     $ 1,254.5      $  178.1       $119.8               --        $(40.6)   $ 1,511.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    63.0      $   30.4           --               --        $ 11.5    $   104.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    82.0      $   11.2       $ 16.5               --        $(19.1)   $    90.6
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   164.9      $   22.2         28.1               --        $ (1.8)   $   213.4
   Other Item (3)                     --            --           --               --         (17.5)       (17.5)
   Net realized capital
     gains, net of tax             (12.7)         (1.3)          --               --            --        (14.0)
   -------------------------------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         152.2          20.9         28.1               --         (25.0)       181.9
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (4)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income (loss)         $   152.2      $   20.9       $ 28.1         $    5.7        $(25.0)   $   187.6
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets            $44,484.9      $8,877.2       $ 36.6         $2,989.0            --    $56,387.7
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.9    $     3.9
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 12.2    $    12.2
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs, and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and Year 2000 costs. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Represents after-tax Year 2000 costs.
 (4)  Taxes on the amortization of deferred gain on sale were $3.2 million.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

15. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into or assumed from a former affiliate operating leases for office space. For the year-ended December 31, 2001, rent expense for these leases was $17.6 million. The future net minimum payments under noncancelable leases for 2002 through 2006 are estimated to be $24.8 million, $20.6 million, $17.6 million, $16.2 million and $14.4 million, respectively, and $15.6 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2001, the Company had off-balance sheet commitments to purchase investments of $4.8 million with an estimated fair value of $4.8 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is underway. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

16. SUBSEQUENT EVENT

    Effective February 28, 2002, the Company distributed 100% of the stock of IA Holdco to HOLDCO. The transaction was accounted for as a dividend. Refer to
    Note 2 for further information about IA Holdco.

    QUARTERLY DATA (UNAUDITED)

   2001 (Millions)                 First   Second  Third   Fourth
   --------------------------------------------------------------
   Total revenue                   $395.5  $411.9  $387.2  $340.4
   --------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                         $ 64.3  $95.0   $ 68.9  $(40.9)
   Income taxes (benefit)            28.2   39.1     27.1    (7.0)
   --------------------------------------------------------------
   Income (loss) from continuing
     operations                    $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   Net income (loss)               $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   --------------------------------------------------------------

   2000 (Millions)                 First   Second  Third   Fourth (1)
   ------------------------------------------------------------------
   Total revenue                   $408.3  $409.3  $426.4    $410.3
   ------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                         $ 76.5  $85.0   $ 77.4    $ 29.2
   Income taxes                      25.1   28.1     22.7       8.1
   ------------------------------------------------------------------
   Income from continuing
     operations                    $ 51.4  $56.9   $ 54.7    $ 21.1
   Income from discontinued
     operations                       1.6    1.6      1.5       1.0
   ------------------------------------------------------------------
   Net income                      $ 53.0  $58.5   $ 56.2    $ 22.1
   ------------------------------------------------------------------
   ------------------------------------------------------------------

 (1) Fourth quarter data reflects an aggregation of the pre-acquisition period of the two months ended November 30, 2000 and the post acquisition period of one month ended December 31, 2000.

FORM NO. SAI.75996-02                                         ILIAC ED. MAY 2002